   As filed with the Securities and Exchange Commission on November 24, 2004.

                                                      Registration Nos. 33-29180
                                                                        811-5823

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 26

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 28

                         DOMINI SOCIAL INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                                  Amy L. Domini
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

                                    Copy To:
                              Roger P. Joseph, Esq.
                              Bingham McCutchen LLP
                               150 Federal Street
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective on November 30, 2004, pursuant to paragraph (b) of Rule 485.

Domini Social Index Portfolio has also executed this registration statement.

Prospectus 2004 Domini Social Equity Fund / Domini Social Bond Fund November 30, 2004 Investor shares and Class R shares

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is truthful and complete. Anyone who indicates otherwise is committing a crime.

Table of Contents

Overview	2
The Funds at a Glance
Domini Social Equity Fund
Investment Objective	4
Primary Investment Strategies	4
Primary Risks	4
Past Performance	6
Fund Fees and Expenses	8
Domini Social Bond Fund
Investment Objective	10
Primary Investment Strategies	10
Primary Risks	11
Past Performance	14
Fund Fees and Expenses	16
More About the Funds
Socially Responsible Investing	18
Domini Social Equity Fund
About Index Investing	21
Answers to basic questions about how index funds work, how index funds differ from actively managed funds, and an overview of the advantages they offer.
What Is the Domini 400 Social IndexSM?	23
Information about the nation’s first index to apply social and environmental criteria.
Domini Social Bond Fund
About Bond Fund Investing	26
More information on the Domini Social Bond Fund’s investments and investment techniques.
Additional Investment Strategies, Risk, and Portfolio
Holdings Information	32
Who Manages the Funds?	35
The Funds’ Distribution Plan	37
Shareholder Manual	A-1
Information about buying, selling, and exchanging Investor shares of the Funds, how Fund shares are valued, Fund distributions, and the tax consequences of an investment in a Fund.
Financial Highlights	B-1

Overview

The Funds offered in this prospectus provide ways to pursue your investment goals while being consistent with principles of social and environmental responsibility. Each Fund’s investments are subject to multiple social and environmental criteria designed to meet the needs of most socially responsible investors.

The Domini Funds

The Domini Social Equity Fund seeks long-term total return by investing in the stocks of companies that are included in the Domini 400 Social Index.SM You may want to invest in the Domini Social Equity Fund if you are seeking long-term growth and an efficient way to invest in a broad cross-section of the U.S. stock market and can accept the risks of investing in the stock market.

The Domini Social Bond Fund seeks a high level of current income and total return by investing in bonds and other debt instruments that meet the Fund’s social and environmental criteria. You may want to invest in the Domini Social Bond Fund if you are seeking current income and long-term appreciation from a diversified portfolio of U.S. bonds and other debt instruments and can accept the risks that are associated with investments in these markets.

Each Fund should be considered a long-term investment and is not appropriate for short-term goals. Each Fund can be used in both regular and tax-deferred accounts, such as IRAs.

Socially Responsible Investing

The Domini Funds seek to invest in companies and other issuers that meet the following criteria:

Corporations

•  The Funds seek to avoid securities and obligations of corporations that manufacture tobacco products or alcoholic beverages, derive revenues from gambling enterprises, or have a direct ownership share in, or operate, nuclear power plants. The Funds also seek to avoid investment in firearms manufacturers and major military contractors.

Overview

•  The Funds seek to hold the securities and obligations of good corporate citizens demonstrated by positive relations with their communities and their employees, their environmental record, their diversity record, and the quality and safety of their products and services.

Other Issuers

The Domini Social Bond Fund holds debt instruments issued by a number of noncorporate entities, such as states, municipalities, and governmental agencies. When evaluating these investments, the Fund’s management seeks to identify debt instruments that serve a positive social purpose, generally in the areas of affordable housing, small business development, community revitalization, rural development, education, the environment, and healthcare.

The Funds reserve the right to alter these criteria, or to add new criteria at any time without shareholder approval.

Shareholder Advocacy and Community Development

The Domini Social Equity Fund seeks to positively influence corporate behavior through conscientious proxy voting, dialogue with corporate management teams, and by filing shareholder resolutions. The Domini Social Bond Fund is managed with community development goals in mind.

Please see “More About the Funds — Socially Responsible Investing” for more information regarding the Funds’ social and environmental policies.

Why Reading This Prospectus Is Important

This prospectus explains the objective, risks, and strategies of each of the Domini Funds. Reading the prospectus will help you to decide whether these Funds are the right investment for you. Mutual funds:

• Are not FDIC-insured
• Have no bank guarantees
• May lose value
Because you could lose money by investing in these Funds, we suggest that you read this prospectus carefully, and keep it for future reference.

The Funds at a Glance

Domini Social Equity Fund

Investment Objective

The Domini Social Equity Fund seeks to provide its shareholders with long-term total return that matches the performance of the Domini 400 Social Index,SM an index made up of the stocks of 400 companies selected using social and environmental criteria. The Index is composed primarily of large-cap U.S. companies.

Primary Investment Strategies

The Domini Social Equity Fund is an index fund that seeks to match the composition of the Domini 400 Social Index as closely as possible. The Fund typically invests all or substantially all of its assets in stocks of the companies included in the Domini 400 Social Index. Accordingly, the Fund has a policy to invest, under normal circumstances, at least 80% of its assets in equity securities and related investments with similar economic characteristics. The Fund will give you 60 days’ prior notice if it changes this 80% policy.

The Fund holds all 400 stocks included in the Domini 400 Social Index in approximately the same proportion as they are found in the Index. This is known as a full replication strategy.

Although you cannot invest directly in an index, an index mutual fund provides you with the opportunity to invest in a portfolio that tracks an index.

The Fund follows these strategies by investing in the Domini Social Index Portfolio, another fund with the same investment objective. For more information, please refer to “Additional Investment Strategies, Risk, and Portfolio Holdings Information.”

Primary Risks

• General. There can be no guarantee that the Domini Social Equity Fund will be able to achieve its investment objective. The investment objective of the Fund may be changed without the approval of the Fund’s shareholders, but shareholders will be given notice at least 30

The Funds at a Glance

days before any change is implemented. Management currently has no intention to change the Fund’s investment objective.

• Market Risk. The Fund’s total return, like the stock market in general, will fluctuate widely. You could lose money by investing in the Fund over short or long periods of time. An investment in the Fund is not a bank deposit and is not insured or guaranteed.

• Large-Cap Companies. The Fund invests primarily in the stocks of large-cap companies. As of September 30, 2004, the market capitalization of the companies included in the Domini 400 Social IndexSM ranged from $14.7 million to $300.3 billion. Large-cap stocks tend to go through cycles when they do better, or worse, than other asset classes or the stock market overall. The performance of your investment will generally follow these market trends. Because the Index is weighted by market capitalization, a few large companies represent a relatively large percentage of the Index. Should the value of one or more of these stocks decline significantly, it could negatively affect the Fund’s performance.

• Indexing. The Fund will continue to invest in the Domini 400 Social Index, regardless of how the Index is performing. It will not shift its concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling or stagnant stock market. If the Index is heavily weighted in a single industry or sector, the Fund will be heavily invested in that industry or sector, and as a result can be affected more positively or negatively by developments in that industry or sector than would be another mutual fund whose investments are not restricted to the securities in the Index. Also, the Fund’s ability to match the performance of the Index may be affected by a number of factors, including Fund operating expenses and transaction costs, inflows and outflows of cash from the Fund, and imperfect correlation between the Fund’s holdings and those in the Index.

• Socially Responsible Investing. The Fund’s portfolio is subject to multiple social and environmental criteria. As a result, Fund management may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social or environmental reasons when it is otherwise disadvantageous to do so.

The Funds at a Glance

Past Performance

The bar chart below and the following table provide an indication of the risks of investing in the Domini Social Equity Fund. The bar chart shows how returns of the Fund’s Investor shares have varied from one calendar year to the next. The table shows how the average annual total returns of each class of the Fund’s shares compare with those of the Standard & Poor’s 500 Index (S&P 500), a broad-based index. Please note that this information represents past performance (before and after taxes), and is not necessarily an indication of how the fund will perform in the future.

Total Return for Years Ended December 31

This bar chart shows how the performance of the Domini Social Equity Fund’s Investor shares has varied over the last ten calendar years. The return of the Fund’s Class R shares will differ from the returns of the Investor shares shown in the bar chart because of the lower expenses applicable to Class R shares.

Best quarter covered by the bar chart above: 24.62%
(quarter ended 12/31/98)

Worst quarter covered by the bar chart above: -17.16%
(quarter ended 9/30/02)

Year-to-date performance as of 9/30/04: 0.02%

The Funds at a Glance

Average Annual Total Returns
for the Periods Ended 12/31/03

The table below shows the average annual total returns of each class of shares of the Domini Social Equity Fund in comparison to the S&P 500. In addition, after-tax returns are provided for Investor shares. The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, the effect of phaseouts of certain exemptions, deductions, and credits at various income levels, or the impact of the federal alternative minimum tax.

Please note:

• Actual after-tax returns depend on your tax situation and may differ from those shown.

• After-tax returns are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

	1 Year	5 Years	10 Years
Domini Social Equity Fund
Return Before Taxes
Class R Shares*	27.09%	-1.74%	10.52%
Investor Shares	27.13%	-1.73%	10.52%
Investor Shares’ Return After Taxes on Distributions	26.89%	-2.25%	9.98%
Investor Shares’ Return After Taxes on Distributions and Sale of Investor Shares**	17.62%	-1.56%	9.24%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	28.69%	-0.57%	11.07%

 * Class R shares were first offered for sale on November 28, 2003. The performance for Class R shares includes the performance of the Investor shares for periods prior to the offering of Class R shares. This blended performance has not been adjusted to take into account the lower expenses (such as 12b-1 fees) applicable to Class R shares. Therefore, the performance of Class R shares would have been better had these lower expenses been taken into account.

**  The calculation of the Investor shares’ return after taxes on distributions and sale of Investor shares assumes a complete redemption at the end of the periods shown in the table and that the shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the shareholder may deduct the capital losses in full.

The Funds at a Glance

Fund Fees and Expenses

The table below describes the fees and expenses that you would pay if you buy and hold shares of the Domini Social Equity Fund.*

	Investor Shares	Class R Shares
Shareholder Fees
(fees paid directly by you)
Sales Charge (Load) Imposed on Purchases:	None	None
Deferred Sales Charge (Load):	None	None
Redemption Fee+ (as a percentage of amount redeemed, if applicable):	2.00%**	2.00%**
Exchange Fee:	None	None
Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)
Management Fees:	0.20%	0.20%
Distribution (12b-1) Fees:	0.25%	None
Other Expenses
Administrative Services and Sponsorship Fee:	0.50%	0.50%
Other Expenses:	0.21%	0.16%
Total Annual Fund Operating Expenses:	1.16%	0.86%
Fee Waiver‡:	0.21%	0.23%
Net Expenses:	0.95%	0.63%

*     The table and the following example reflect the aggregate expenses of the Domini Social Equity Fund and the Domini Social Index Portfolio, the underlying portfolio in which the Fund invests.

**    In order to discourage use of the Fund for market timing, an early redemption fee is charged on sales or exchanges of shares made less than 90 days after settlement of purchase or acquisition through exchange, with certain exceptions.

+     If you wish to receive your redemption proceeds by bank wire, there is a $10 wire service fee. For additional information, please refer to the Shareholder Manual.

‡     Until November 30, 2005, Domini Social Investments LLC has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund’s expenses, net of waivers and reimbursements, will not exceed, on a per annum basis, 0.95% of the average daily net assets representing Investor shares and 0.63% of the average daily net assets representing Class R shares, absent an earlier modification by the Board of Trustees, which oversees the Fund.

The Funds at a Glance

Example

The example below is intended to help you compare the cost of investing in each class of shares of the Domini Social Equity Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur if you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. This example assumes that the Fund provides a return of 5% a year, all dividends and distributions are reinvested, operating expenses remain the same for the time period indicated, and the fee waiver reflected in the fee table is in effect for the one-year time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Investor shares	$97*	$348	$618	$1,390
Class R shares	$64*	$251	$454	$1,040

* For redemptions less than 90 days after settlement of purchase or acquisition through exchange, the cost of investing could be up to $200 higher due to the early redemption fee. For additional information, please refer to the Shareholder Manual.

This example should not be considered to represent actual expenses or performance for the past or the future. Actual future expenses may be higher or lower than those shown.

Quick Guide to Important Information

Minimum Initial Investment: $2,500 ($1,500 for IRAs and Automatic Investment Plans) ($1,000 for UGMA/UTMA Accounts and Coverdell Education Savings Accounts)

Investment Adviser: Domini Social Investments LLC

Commencement of Operations: June 3, 1991

Net Assets as of September 30, 2004: $1,300,663,566

Dividends: Distributed semi-annually, usually in June and December

Capital Gains: Distributed annually, usually in December

Newspaper Listing:	Investor Shares	Dom Social Inv-Soc Eq
Ticker Symbol:	Investor Shares	DSEFX
	Class R Shares	DSFRX
CUSIP Number:	Investor Shares	257132100
	Class R Shares	257132308
Website: www.domini.com Shareholder Services: 1-800-582-6757

The Funds at a Glance

Domini Social Bond Fund

Investment Objective

The Domini Social Bond Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that meet the Fund’s social and environmental criteria.

Primary Investment Strategies

The Domini Social Bond Fund has a policy to invest, under normal circumstances, at least 80% of its assets in bonds and similar debt instruments, including government and corporate bonds, mortgage-backed and asset-backed securities, and U.S. dollar-denominated bonds issued by non-U.S. entities. The Fund normally invests at least 85% of its assets in investment-grade securities and maintains a dollar-weighted average effective maturity of between two and ten years. All investments are subject to the Fund’s environmental and social criteria. The Fund will not invest more than 10% of its assets in below-investment-grade securities.

The Fund also seeks to invest in debt instruments that support affordable housing, small business development, community revitalization, rural development, education, the environment, and healthcare. Some of these investments are in unrated or lower-rated securities that carry a higher degree of risk than the Fund’s investment-grade securities. Some of these investments may earn below-market rates of return. Some of these investments may be illiquid.

The Fund may also make deposits in community development financial institutions, community loan funds, and similar institutions. These investments may not be insured by the FDIC and may earn below-market rates of return. The Fund may invest up to 10% of its assets in deposits in community development financial institutions, community loan funds, and similar institutions.

The Fund will give you 60 days’ prior notice if it changes its policy to invest, under normal circumstances, at least 80% of its assets in bonds and similar debt instruments.

The Funds at a Glance

The Fund does not currently intend to invest in direct obligations of the U.S. Treasury due to the U.S. government’s leading role in developing and maintaining weapons of mass destruction.

For information about the Domini Social Bond Fund’s social impact, please refer to “More About the Funds — Domini Social Bond Fund.”

Primary Risks

Understanding Bond
Fund Risk:

Average Maturity
Calculations

Unlike an individual bond, which is repaid when it reaches maturity, a bond fund has no fixed maturity date. Instead, it maintains an average “rolling” maturity by selling aging bonds and buying newer ones. The “average maturity” of a bond fund is the average of all the maturities of the bonds held by the fund. It is usually expressed as a dollar-weighted average, so that the bonds held in greater amounts weigh more heavily in the calculation than bonds held in smaller amounts.

The dollar-weighted average “effective” maturity takes into account the portfolio manager’s expectation of prepayments and the call provisions of certain securities. Therefore, average effective maturity may be shorter than a simple average maturity calculation.

In general, a bond fund with a longer dollar-weighted average effective maturity will usually experience greater volatility due to its sensitivity to changes in interest rates than a fund with a shorter dollar-weighted average effective maturity.

•  General. There can be no guarantee that the Domini Social Bond Fund will be able to achieve its investment objective. The investment objective of the Fund may be changed without the approval of the Fund’s shareholders, but shareholders will be given notice at least 30 days before any change is implemented. Management currently has no intention to change the Fund’s investment objective.

The market prices of the bonds and other debt instruments in which the Fund invests may fluctuate. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed.

To the extent that the Fund concentrates more of its investments in a particular sector of the bond market, the Fund will be more susceptible to any economic, social, or political factor affecting that sector.

•  Interest Rate Risk. In general, the value of a bond goes down when interest rates go up. The value of the Fund tends to follow the same pattern. Falling interest rates, on the other hand, could cause the Fund’s income to decline. Securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities. Under normal market conditions, the Fund’s dollar-weighted average effective maturity is from two to ten years. Prepayments of the debt instruments held by the Fund that are greater than or less than expected may

The Funds at a Glance

cause its average effective maturity to differ from its normal range. This deviation is not a violation of investment policy.

Understanding Bond
Fund Risk:
Credit Ratings

Investment-grade debt instruments are those rated “Aaa,” “Aa,” “A,” or “Baa” by Moody’s Investors Service, Inc. or “AAA,” “AA,” “A,” or “BBB” by Standard & Poor’s Ratings Services and those that the Domini Social Bond Fund’s portfolio managers believe to be of comparable quality.

If the credit quality of a security declines after the Domini Social Bond Fund buys it, the Fund’s portfolio managers will decide whether the Fund should continue to hold or should sell the security.

•  Credit Risk. One factor affecting the price of debt instruments is how creditworthy the issuers of these instruments are perceived to be. This perception is often reflected in credit ratings. The Fund could lose money if the issuer or a guarantor of a bond or other debt instrument does not make timely principal and/or interest payments, or otherwise does not honor its obligations. In addition, the value of any debt instrument held by the Fund may be negatively affected for a number of reasons that directly relate to the issuer of that debt instrument, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

Debt instruments with lower ratings tend to be more volatile than those with higher ratings. Lower-rated or unrated securities may also be hard to value accurately or sell at a fair price. The Fund will not invest more than 10% of its assets in securities that are rated below investment-grade.

The Fund will devote a portion of its assets to community development investments that may be unrated and/or illiquid. These investments may be riskier than investment-grade securities, and some may earn below-market rates of return. The Fund may not be able to sell illiquid investments at an advantageous time or price. The Fund may not invest more than 15% of its net assets in illiquid securities.

•  Prepayment Risk. When interest rates go down, the issuers of some debt instruments may prepay the principal due on these instruments. This can reduce the returns of the Fund because it may have to reinvest that money at the lower prevailing interest rates. On the other hand, rising interest rates may cause debt instruments to be repaid later than expected, forcing the Fund to endure the relatively low interest rates on these instruments. This

The Funds at a Glance

also extends the average effective maturity of certain debt instruments, making them more sensitive to changes in interest rates and the Fund’s net asset value more volatile. Because the Fund invests in mortgage-backed securities, it is particularly sensitive to this type of risk.

•  Government-Sponsored Entities. The Fund currently invests a significant portion of its assets in securities issued by government-sponsored entities such as Fannie Mae (formerly known as the Federal National Mortgage Corporation), Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation), and the Federal Home Loan Banks. Although these entities were chartered or sponsored by Congress, they are not funded by the government, and the securities they issue are not guaranteed or insured by the U.S. government or the U.S. Treasury.

•  Socially Responsible Investing. The Fund’s portfolio is subject to multiple social and environmental criteria. As a result, Fund management may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social or environmental reasons when it is otherwise disadvantageous to do so.

The Funds at a Glance

Past Performance

The bar chart below and the following table provide an indication of the risks of investing in the Domini Social Bond Fund. The bar chart shows how returns of the Fund’s Investor shares have varied from one calendar year to the next. The table shows how the average annual total returns of each class of the Fund’s shares compare with those of the Lehman Brothers Intermediate Aggregate Index (LBIA), a broad-based index. Please note that this information represents past performance (before and after taxes), and is not necessarily an indication of how the Fund will perform in the future.

Total Return for Years Ended December 31

This bar chart shows how the performance of the Domini Social Bond Fund’s Investor shares has varied over the past three calendar years. The return of the Fund’s Class R shares will differ from the returns of the Investor shares shown in the bar chart because of the lower expenses applicable to Class R shares.

15%

10%

5%

0%

2001

2002

2003

8.34%

8.85%

2.31%

Best quarter covered by the bar chart above: 4.69%
(quarter ended 9/30/01)

Worst quarter covered by the bar chart above: -0.58%
(quarter ended 9/30/03)

Year-to-date performance as of 9/30/04: 2.31%

The Funds at a Glance

Average Annual Total Returns
for the Periods Ended 12/31/03

The table below shows the average annual total returns of each class of shares of the Domini Social Bond Fund in comparison to the Lehman Brothers Intermediate Aggregate Index (LBIA). In addition, after-tax returns are provided for Investor shares. The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, the effect of phaseouts of certain exemptions, deductions, and credits at various income levels, or the impact of the federal alternative minimum tax.

Please note:

• Actual after-tax returns depend on your tax situation and may differ from those shown.

• After-tax returns are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

	1 Year	Since Inception (6/1/00)
Domini Social Bond Fund	2.32%	7.83%
Return Before Taxes Class R Shares*
Investor Shares	2.31%	7.83%
Investor Shares’ Return After Taxes on Distributions	1.05%	6.00%
Investor Shares’ Return After Taxes on Distributions and Sale of Investor Shares**	1.53%	5.61%
LBIA (reflects no deduction for fees, expenses, or taxes)	3.81%	8.66%

* Class R shares were first offered for sale on November 28, 2003. The performance for Class R shares includes the performance of the Investor shares for periods prior to the offering of Class R shares. This blended performance has not been adjusted to take into account the lower expenses (such as 12b-1 fees) applicable to Class R shares. Therefore, the performance of Class R shares would have been better had these lower expenses been taken into account.

** The calculation of the Investor shares’ return after taxes on distributions and sale of Investor shares assumes a complete redemption at the end of the periods shown in the table and that the shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the shareholder may deduct the capital losses in full.

The Funds at a Glance

Fund Fees and Expenses

The table below describes the fees and expenses that you would pay if you buy and hold shares of the Domini Social Bond Fund.

	Investor Shares	Class R Shares
Shareholder Fees
(fees paid directly by you)
Sales Charge (Load) Imposed on Purchases:	None	None
Deferred Sales Charge (Load):	None	None
Redemption Fee* (as a percentage of amount redeemed, if applicable):	2.00%**	2.00%**
Exchange Fee:	None	None
Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)
Management Fees:	0.40%	0.40%
Distribution (12b-1) Fees:	0.25%	None
Other Expenses
Administrative Services Fee:	0.25%	0.25%
Other Expenses:	0.74%	2,899.50%
Total Annual Fund Operating Expenses:	1.64%	2,900.15%
Fee Waiver:	0.69%†	2,899.52%‡
Net Expenses:	0.95%	0.63%

* If you wish to receive your redemption proceeds by bank wire, there is a $10 wire service fee. For additional information, please refer to the Shareholder Manual.

** In order to discourage use of the Fund for market timing, an early redemption fee is charged on sales or exchanges of shares made less than 90 days after settlement of purchase or acquisition through exchange, with certain exceptions.

† Until November 30, 2005, Domini Social Investments LLC has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund’s expenses, net of waivers and reimbursements, will not exceed, on a per annum basis, 0.95% of the average daily net assets representing Investor shares, absent an earlier modification by the Board of Trustees, which oversees the Fund.

‡ Domini Social Investments LLC has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund’s expenses, net of waivers and reimbursements, will not exceed, on a per annum basis, 0.63% of the average daily net assets representing Class R shares for the period until November 30, 2005, and thereafter, 2.00% of the average daily net assets representing Class R shares for the period until November 30, 2014. These waivers may be modified provided that any waiver that would increase the net expense ratios would be approved by the Board of Trustees, which oversees the Fund.

The Funds at a Glance

Example

The example below is intended to help you compare the cost of investing in each class of shares of the Domini Social Bond Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur if you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. This example assumes that the Fund provides a return of 5% a year, all dividends and distributions are reinvested, that operating expenses remain the same for the time period indicated, and that the fee waivers reflected in the fee table and the footnotes thereto are in effect for the time periods noted. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Investor shares	$97*	$450	$827	$1,886
Class R shares	$64*	$494	$951	$2,217

* For redemptions less than 90 days after settlement of purchase or acquisition through exchange, the cost of investing could be up to $200 higher due to the early redemption fee. For additional information, please refer to the Shareholder Manual.

This example should not be considered to represent actual expenses or performance for the past or the future. Actual future expenses may be higher or lower than those shown.

Quick Guide to Important Information

Minimum Initial Investment: $2,500 ($1,500 for IRAs and Automatic Investment Plans) ($1,000 for UGMA/UTMA Accounts and Coverdell Education Savings Accounts)

Investment Adviser: Domini Social Investments LLC

Commencement of Operations: June 1, 2000

Net Assets as of September 30, 2004: $61,322,424

Dividends: Distributed monthly

Capital Gains: Distributed annually, usually in December

Newspaper Listing:	Investor Shares	Dom Soc Inv-Soc Bd
Ticker Symbol:	Investor Shares Class R Shares	DSBFX DSBRX
CUSIP Number:	Investor Shares Class R Shares	257132209 257132407
Website: www.domini.com Shareholder Services: 1-800-582-6757

More About the Funds

Socially Responsible Investing

In addition to traditional financial considerations, socially responsible investors factor social and environmental criteria into their investment decisions. They believe that this helps to encourage greater corporate responsibility, and may also help to identify companies that are good long-term investments because enlightened management may be better able to meet the future needs of society and the environment. In addition, in the course of seeking financial gain for themselves, socially responsible investors look for opportunities to use their investments to improve the lives of others.

Typically, socially responsible investors seek to invest in corporations and other issuers with positive qualities, such as a responsible environmental record or strong employee relations. They seek to avoid companies that manufacture products, or employ practices, that they believe have harmful effects on society or the natural environment.

At Domini Social Investments, in addition to applying social and environmental criteria to all of our investments, we work with companies to improve their social and environmental performance and file shareholder resolutions on these issues when appropriate. In addition, we vote company proxies in a manner consistent with our social and environmental criteria. In 1999, we became the first mutual fund manager in the U.S. to publicly disclose its votes. In 2001, Domini Social Investments petitioned the Securities and Exchange Commission (SEC) for the rule that now requires all mutual funds to disclose their proxy votes and policies.

A socially responsible equity fund can have an impact on corporate behavior by applying social and environmental criteria to its holdings, through proxy voting, and by filing shareholder resolutions. A socially responsible bond fund, however, provides investors with an opportunity to make a difference to communities. The Domini Social Bond Fund seeks to foster economic empowerment through investments that support affordable housing, small business development, community revitalization, rural development, education, the environment, and healthcare.

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The Social and Environmental Criteria
Applied to the Domini Funds

Corporations

The Domini Funds seek to avoid securities and obligations of corporations that manufacture tobacco products or alcoholic beverages, derive revenues from gambling enterprises, or have a direct ownership share in, or operate, nuclear power plants. The Funds also seek to avoid investment in firearms manufacturers and major military contractors.

Once a company has passed the set of exclusionary criteria described above, it is subject to a range of qualitative factors designed to measure the quality of its relations with its various stakeholders, including employees, consumers, communities, and the natural environment.

Domini considers the following criteria when evaluating companies for possible investment and may exclude companies based on poor performance in these areas:

•   Citizenship — the company’s record with regard to its charitable activities and its community relations in general, including its relations with indigenous people

•   Diversity — the company’s record with regard to the hiring and promotion of women and minorities, particularly to management positions and the board of directors, including the company’s record with respect to the availability of benefit programs that address work/family concerns, innovative hiring programs for the disabled, and progressive policies toward gays and lesbians

•   Employee Relations — the company’s record with regard to labor matters, workplace safety, employee benefit programs, and meaningful participation in profits

•   Environmental Performance — the company’s record with regard to fines or penalties, waste disposal, toxic emissions, efforts in waste reduction and emissions reduction, recycling, and environmentally beneficial fuels, products, and services

•   Product-Related Issues — the company’s record with regard to product safety, marketing practices, and commitment to quality

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Other Issuers

The Domini Social Bond Fund holds debt instruments issued by a range of noncorporate entities, including government agencies, states, and municipalities. When evaluating these investments, the Fund’s management seeks to identify debt instruments that serve a positive social purpose, generally in the areas of affordable housing, small business development, community revitalization, rural development, education, the environment, and healthcare. Please see “More About the Funds — Domini Social Bond Fund” for further information about the Domini Social Bond Fund.

*   *   *   *   *

Domini may, at its discretion, choose to apply additional criteria, or to modify the application of the criteria listed above, to the Domini Funds at any time, without shareholder approval. This will impact the types of investments held by the Funds, and may cause certain companies or industries to be dropped from or added to the Funds’ portfolios. In addition, Domini reserves the right to vary the application of these criteria to each Fund, depending, for example, on such factors as asset class, market capitalization, investment style, and/or access to quality data on an issuer’s social or environmental performance.

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Domini Social Equity Fund

The Domini Social Equity Fund applies multiple social and environmental criteria to all of its investments (see below for more information on the Domini 400 Social Index,SM the Index upon which the Fund is based). In addition, the Fund uses its position as a shareholder to raise issues of social and environmental performance with corporate management.

About Index Investing

What is an index?

An index is an unmanaged group of stocks selected to measure the behavior of the market, or some portion of it. The S&P 500, for example, is an index of 500 companies selected to track the performance of the broad market of large-cap U.S. companies. Investors use indexes as benchmarks to measure how their investments are performing in comparison to the market as a whole.

The Domini 400 Social Index attempts to track the performance of a broad representation of primarily large-cap U.S. companies selected using multiple social and environmental criteria. The Domini 400 Social Index was created to serve as a benchmark for socially and environmentally conscious investors.

What is the difference between an index fund
and an actively managed fund?

The Domini Social Equity Fund uses a passive investment strategy. This means that the Fund purchases, holds, and sells stocks based on the composition of the Domini 400 Social IndexSM rather than on a manager’s judgment as to the direction of the market or the merits of any particular stock.

Unlike index funds, actively managed equity funds buy and sell stocks based on the fund manager’s opinion of the financial outlook of segments of the stock market and certain companies in particular. Because index funds use a passive strategy, changes in the portfolio manager generally have less impact on fund performance.

Index funds provide investors with an opportunity to invest in a portfolio that is specially designed to match the performance of a

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particular index. Rather than relying on the skills of a particular mutual fund manager, index fund investors purchase, in a sense, a cross-section of the market. Their performance should therefore reflect the segment of the market that their fund is designed to track.

What are some of the advantages of index investing?

Index investing has become popular because it offers investors a convenient, relatively low-cost, and tax-efficient way to obtain exposure to a broad spectrum of the market. Here are some other advantages:

•  Industry Diversification. Many index funds, including the Domini Social Equity Fund, track an index representing a diverse mix of industries. This structure can help reduce volatility as compared to funds that may focus on a particular industry. Please note that although the Fund holds a broad cross-section of the U.S. stock market, it should not be considered a balanced investment program because it only holds stocks.

•  Benchmark Comparability. Index funds typically match the performance of their particular benchmarks more closely than comparable actively managed funds. The Domini Social Equity Fund seeks to match the performance of the Domini 400 Social Index.SM

•  Tax Efficiency. Turnover rate refers to the volume of buying and selling of securities by a fund. The turnover rate of index funds tends to be much lower than the average actively managed mutual fund. Depending on your particular tax situation, a low turnover rate may produce fewer taxable capital gains.

Compare Turnover Rates

The average annual portfolio turnover rate for all domestic stock funds is 94%.*

The annual portfolio turnover rate for the Domini Social Index Portfolio, which the Domini Social Equity Fund invests in, is 8%.** (There is no guarantee that this turnover will not be higher in the future.)

A 100% portfolio turnover rate would occur if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.

*	As of 09/30/04; taken from Morningstar PrincipiaPro.
**	For the period from 08/01/03 to 07/31/04.

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What is the Domini 400 Social IndexSM?

The Domini 400 Social Index was the first index constructed according to social and environmental criteria. It was created and launched in May 1990 by the social research firm of KLD Research & Analytics, Inc. (KLD) in order to serve as a benchmark for socially responsible investors and to determine how the application of social and environmental criteria affects financial performance. The Domini Social Equity Fund was launched in 1991 to provide investors with an opportunity to invest in a portfolio based on the Index. The Index is maintained by KLD. It is composed of the common stocks of 400 companies selected according to a broad range of social and environmental criteria.

How was the Domini 400 Social Index constructed?

To construct the Index, KLD first applied to the S&P 500 a number of traditional social screens. Roughly half of the S&P 500 companies qualified for the Index in this initial screening process. Approximately 150 non-S&P 500 companies were then added with two goals in mind. One goal was to obtain a broad representation of industries, so that the Index would more accurately reflect the market available to the socially responsible investor. Another goal was to identify companies that are particularly strong models of corporate behavior. A variety of financial factors, such as solvency, industry and sector diversification, and market capitalization, are also considered in evaluating companies for addition to the Index.

KLD maintains an extensive database of corporate accountability information on more than 3,000 publicly traded companies.

How are the Domini Social Equity Fund’s largest holdings selected?

Like the S&P 500, the Domini 400 Social Index is “market capitalization-weighted.” Market capitalization is a measure of the value of a publicly traded company. It is calculated by multiplying the total number of outstanding shares of company stock by the price per share.

The Domini Social Equity Fund’s portfolio is also market capitalization-weighted. For example, assume that the total market

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value of Company A’s shares is twice the total market value of Company B’s shares. The Fund’s portfolio is structured so that its investment in Company A will be about twice the value of its investment in Company B. The Fund’s top ten holdings therefore are simply the ten companies with the highest market value in the Index.

Because it seeks to duplicate the Index as closely as possible, the Fund will attempt to have a correlation between the weightings of the stocks it holds in its portfolio and the weightings of the stocks in the Index of 0.95 or better. A figure of 1.0 would indicate a perfect correlation.

How is the Domini 400 Social IndexSM maintained?

The Index is maintained using a “buy and hold” strategy. Generally speaking, this means that companies that are in the Index stay in the Index for a long time. A company will not be removed because its stock has not been performing well unless in KLD’s opinion the company is no longer financially viable. Sometimes a company is removed from the Index because it has been acquired by another company. Sometimes a company may split into two companies and only one of the surviving companies is selected to stay in the Index (because the Index is maintained to consist of exactly 400 companies at all times).

Occasionally, a company may also be removed from the Index because its social profile has deteriorated or due to its inadequate response to a significant controversy. When a company is removed from the Index, it is replaced with another company. In the selection process, among other factors, KLD considers the size of the company, the industry it is in, and its social profile.

Are there companies I won’t like in the Domini 400 Social Index?

The social and environmental criteria applied to the Index are designed to reflect those widely used by socially responsible investors. However, you may find that some companies in the Index do not reflect your social or environmental standards. You may wish to review a list of the companies in the Domini Social Equity Fund’s portfolio to decide if they meet your personal standards. The complete list is available in the Fund’s Annual and Semi-Annual Reports and online at www.domini.com. To obtain copies of these reports, free of charge, call 1-800-582-6757.

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No company is a perfect model of social or environmental responsibility. Each year, the Domini Social Equity Fund uses its voice as a shareholder to encourage companies to improve their social and environmental records by voting proxies, writing letters, engaging management in dialogue, and filing shareholder resolutions.

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Domini Social Bond Fund

The Domini Social Bond Fund seeks to foster economic empowerment through investments that support affordable housing, small business development, community revitalization, rural development, education, the environment, and healthcare. To learn more about the social impact of the Fund, please see “The Social Impact of the Domini Social Bond Fund” below.

About Bond Fund Investing

What is a bond?

Essentially, a bond is an IOU issued by a corporation or a government entity. When you purchase a bond, you are lending the issuer a specified amount of money (the principal) for a specified period of time (the term). In exchange, the issuer usually pays regular interest and, when the term is up and the bond matures, the issuer repays the principal amount.

Many investors purchase bonds because the interest income paid tends to be higher than money market funds, certificates of deposit, or bank accounts. Investors also use bonds to help diversify their portfolio because, although bonds and bond funds are subject to market fluctuations, they don’t always move in the same direction or to the same degree as stocks.

What advantages do bond funds offer?

Bond funds are a convenient way to invest in bonds and other debt instruments because they allow you to invest in a professionally managed pool of bonds and debt instruments. Bond funds offer all of the familiar conveniences of stock mutual funds, such as:

• Liquidity. See the Shareholder Manual for information on how to buy, sell, and exchange shares.

• Reinvestment of Dividends. If you do not depend upon your investment for regular income, you may choose to reinvest your dividends.

• Low Minimum Investment. Purchasing an individual bond can be difficult because of the size of the bond you may be required to purchase. You can invest in the Domini Social Bond Fund for $2,500. If

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you open your account as an IRA or through our Automatic Investment Plan, the minimum is $1,500, and, if you open your account as an UGMA/UTMA or a Coverdell Education Savings Account, the minimum is $1,000.

• Diversification. A bond fund invests in a number of bonds and other debt instruments. Although bond funds do not provide any guarantees, by investing in a number of bonds and other debt instruments bond funds may allow you to spread certain risks (such as credit risk) among more than one issuer. Bond funds may also provide balance to your stock portfolio as they have historically provided greater income with typically less volatile returns than equity funds.

What types of bonds and other investments
will the Fund typically hold?

The Domini Social Bond Fund typically invests at least 85% of its assets in investment-grade securities. The Fund can buy many types of debt instruments including, without limitation, corporate bonds, bonds issued by U.S. government agencies or instrumentalities, and mortgage-backed and asset-backed securities. The Fund may also invest in the instruments of, and deposit cash with, community development banks, community loan funds, credit unions, and other entities whose mission is community economic development. All of the Fund’s holdings are subject to social and environmental criteria. Please see “More About the Funds — Socially Responsible Investing” above for more information.

The following describes the most common types of bonds and other debt instruments the Fund will hold. (For a discussion of the risks associated with these types of securities, refer to “The Funds at a Glance — Domini Social Bond Fund.”)

• Securities of U.S. Government Agencies and Instrumentalities are bonds issued by government agencies and instrumentalities and government-sponsored entities. The Fund generally invests in securities related to housing, farming, and education. These investments represent loans to the issuing agency or instrumentality.

Please keep in mind that some securities issued by U.S. government agencies and instrumentalities may not be backed by the full faith and

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credit of the U.S. Treasury. The Fund currently invests a significant portion of its assets in securities issued by government-sponsored entities such as Freddie Mac, Fannie Mae, and the Federal Home Loan Banks. Although these entities were chartered or sponsored by Congress, they are not funded by the government, and the securities they issue are not guaranteed or insured by the U.S. government or the U.S. Treasury. Securities issued by these government-sponsored entities are backed by their respective issuers only.

The Fund does not currently intend to invest in direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes, and bonds.

• State and Municipal Bonds represent loans to a state or municipal government, or one of its agencies or instrumentalities.

• Corporate Bonds are IOUs issued by corporations that want to borrow money for some business purpose. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends on market conditions and also on the financial health of the corporation issuing the bonds. For example, a company whose credit rating is weak will have to offer a higher interest rate to obtain buyers for its bonds. The Fund expects to invest primarily in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond rating agencies, and those that the Fund’s portfolio managers believe to be of comparable quality.

• Mortgage-Backed and Asset-Backed Securities represent interests in underlying pools of mortgages or consumer or commercial loans — most often home loans or credit card, automobile, or trade receivables. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then pay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. The Fund may also invest in mortgage-backed securities that are called collateralized mortgage obligations (CMOs). Typically CMOs are issued in separate classes with different stated maturities. As the underlying mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first.

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Because the Domini Social Bond Fund may invest extensively in mortgage-backed and asset-backed securities, the prepayment risk of the Fund may be higher than that for a bond fund that does not invest in these types of securities. See “Domini Social Bond Fund — Primary Risks” for more information.

Because the mortgages and loans underlying the securities can be prepaid at any time by homeowners or consumer or corporate borrowers, mortgage-backed securities and asset-backed securities are particularly sensitive to prepayment and extension risk discussed earlier in this prospectus.

Mortgage-backed securities are issued by a number of government agencies and government-sponsored entities, including the Government National Mortgage Association (GNMA or Ginnie Mae), Freddie Mac, and Fannie Mae.

Ginnie Mae is a wholly owned government corporation that guarantees privately issued securities backed by pools of mortgages insured by the Federal Housing Administration, the Department of Veterans Affairs, and the Department of Agriculture under the Rural Housing Service Program. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Treasury as to the timely payment of principal and interest. Freddie Mac and Fannie Mae are government-chartered, but shareholder-owned, corporations whose mandate is to enhance liquidity in the secondary mortgage markets. Freddie Macs and Fannie Maes are backed by their respective issuer only and are not guaranteed or insured by the U.S. government or the U.S. Treasury. Of course, your investment in the Domini Social Bond Fund is not insured. The Fund may also invest to a lesser extent in conventional mortgage securities, which are packaged by private entities and are not guaranteed or insured by the U.S. government or the U.S. Treasury.

• International Dollar-Denominated Bonds (or Yankee bonds) are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond’s value is designated in dollars rather than the currency of the issuer’s country, the investor is not exposed to currency risk. To the extent that the Fund owns bonds issued by foreign governments and companies, the

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Fund is subject to risks relating to political, social, and economic developments abroad.

Additional permissible Domini Social Bond Fund investments include but are not limited to:

• Zero Coupon Obligations. The Fund may invest in obligations that do not pay current interest, known as “zero coupon” obligations. The prices of zero coupon obligations tend to be more volatile than those of securities that offer regular payments of interest. This makes the Fund’s net asset value more volatile. In order to pay cash distributions representing income on zero coupon obligations, the Fund may have to sell other securities on unfavorable terms. These sales may generate taxable gains for shareholders.

• Floating and Variable Rate Obligations. The Fund may invest in obligations that pay interest at rates that change based on market interest rates, known as “floating” or “variable” rate obligations. These securities tend to be highly sensitive to interest rate changes. Floating and variable rate obligations with interest rates that change based on a multiple of a market interest rate may have the effect of magnifying the Fund’s gains or losses.

• Derivatives. The Fund may use derivatives (including futures and options), which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. The various derivatives that the Fund may use are described in more detail in the Statement of Additional Information. The Fund may use derivatives to reduce exposure to certain risks, such as interest rate risk. The Fund will not use derivatives for leverage. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives, even when they may benefit the Fund. Derivatives are subject to a number of risks described in further detail in this prospectus, such as market risk, interest rate risk, and credit risk. They also may be mispriced or improperly valued, and changes in the value of derivatives may not correlate perfectly with the underlying asset, reference rate, or index.

The Social Impact of the Domini Social Bond Fund

The Fund’s portfolio is managed with community development goals in mind. Fund management seeks out investments that it views as having

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social impact across a spectrum of community development concerns, while giving due consideration to issues of diversification, liquidity, and other financial constraints. Specifically, the Fund seeks to identify investments that support affordable housing, small business development, community revitalization, rural development, education, the environment, and healthcare.

Debt instruments issued by government agencies and municipalities, financial institutions, corporations, and nonprofit organizations may impact these areas.

The Fund may invest in mortgages, loans, and pools of loans issued by, and may make loans to, community development banks, community development financial institutions, community loan funds, and similar institutions. These investments are targeted to underinvested areas, low- to moderate-income individuals, and small businesses. These and other Fund investments may earn below-market rates of return, may also be lower-rated or unrated, and may subject the Fund to more credit risk than other types of debt instruments. Some of the Fund’s investments may also be illiquid, and the Fund may not be able to sell them at an advantageous time or price.

The Fund may also make deposits in community development financial institutions, community loan funds, and similar institutions. These investments may not be insured by the FDIC and may earn below-market rates of return. The Fund may invest up to 10% of its assets in deposits in community development financial institutions, community loan funds, and similar institutions.

What is the Fund’s turnover rate?

The Domini Social Bond Fund is actively managed. From time to time the Fund’s annual portfolio turnover rate may exceed 100%. The annual portfolio turnover rate for the Fund was 46% for the period from August 1, 2003, to July 31, 2004. The sale of securities may produce capital gains, which when distributed are taxable to investors. Active trading may result in increased transaction costs.

Additional Investment
Strategies, Risk, and
Portfolio Holdings
Information

Temporary Investments

Each Fund may temporarily use a different investment strategy for defensive purposes in response to market conditions, economic factors, or other occurrences. This may adversely affect a Fund’s performance. You should note, however, that the Funds have not used a different investment strategy for defensive purposes in the past and may decide not to do so in the future — even in the event of deteriorating market conditions.

Cash Reserves

Although the Domini Social Equity Fund seeks to be fully invested at all times, it keeps a small percentage of its assets in cash or cash equivalents. These reserves provide the Fund with flexibility to meet redemptions and expenses, and to readjust its portfolio holdings. The Fund may hold these cash reserves uninvested or may invest them in high-quality, short-term debt securities issued by agencies or instrumentalities of the U.S. government, bankers’ acceptances, commercial paper, certificates of deposit, bank deposits, or repurchase agreements. The issuers of these securities must satisfy certain social criteria.

The Domini Social Bond Fund will also invest a portion of its assets in short-term debt securities issued by agencies or instrumentalities of the U.S. government, bankers’ acceptances, commercial paper, certificates of deposit, bank deposits, and repurchase agreements. Some of the investments will be with community development banks and financial institutions and may not be insured by the FDIC. The issuers of these securities must satisfy certain social criteria.

Additional Investment Strategies, Risk, and Portfolio Holdings Information

Investment Structure

The Domini Social Equity Fund invests its assets in the Domini Social Index Portfolio, a registered investment company. The Portfolio has the same investment objective as the Domini Social Equity Fund and invests in securities using the strategies described in this prospectus. The Domini Social Equity Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees of the Domini Social Equity Fund determines that it is in the best interest of the Fund’s shareholders to do so. The Board of Trustees would then consider what action might be taken, including investing all of the Fund’s assets in another similarly structured portfolio having the same investment objective as the Fund, or hiring an investment adviser to manage the Fund’s assets. There is currently no intention to change the Domini Social Equity Fund’s investment structure. References to the Domini Social Equity Fund in this prospectus include the Portfolio, unless the context requires otherwise.

The Domini Social Bond Fund invests directly in securities and does not invest through an underlying Portfolio.

Securities Lending

Consistent with applicable regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, each of the Funds may make loans of its securities to member banks of the Federal Reserve System and to broker-dealers. These loans would be required to be secured continuously by collateral consisting of securities, cash, or cash equivalents maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would have the right to terminate a loan and obtain the securities loaned at any time on three days’ notice. During the existence of a loan, a Fund would continue to collect the equivalent of the dividends paid by the issuer on the securities loaned and would also receive interest on investment of cash collateral. A Fund may pay finder’s and other fees in connection with securities loans . Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Additional Investment Strategies, Risk, and Portfolio Holdings Information

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information and at www.domini.com. Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31) in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by mail from Domini Social Investments. Each report is available online at www.domini.com and on the EDGAR database on the SEC’s website, www.sec.gov.

In addition, Domini’s website contains information about each Fund’s portfolio holdings, including, as applicable, the security description, the ticker, the security identification number, price per share, par value, interest rate, maturity date, market value, and percentage of total investments updated as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information is provided on the website with a lag of at least 30 days and will be available until updated for the next calendar quarter. To find this information, please visit www.domini.com, click on “Domini Funds” at the top of the page, and select the appropriate Fund for which you wish to retrieve portfolio holdings information.

Additional Information

The Funds are not required to use every investment technique or strategy listed in this prospectus or in the Statement of Additional Information. For additional information about the Funds’ investment strategies and risks, the Funds’ Statement of Additional Information is available, free of charge, from Domini Social Investments.

Who Manages
the Funds?

Investment Manager

Domini Social Investments LLC (Domini or the Manager), 536 Broadway, 7th floor, New York, NY 10012, has been managing money since November 1997 and as of September 30, 2004, managed more than $1.8 billion in assets for individual and institutional investors who are working to create positive change in society by using social and environmental criteria in their investment decisions. Domini provides the Funds and the Portfolio with investment supervisory services, overall operational support, and administrative services.

Investment Submanagers

Domini Social Equity Fund

SSgA Funds Management, Inc. (SSgA), with its main offices at State Street Financial Center, One Lincoln Street, Boston, MA 02111, provides investment submanagement services to the Portfolio pursuant to a Submanagement Agreement with Domini. SSgA had approximately $97.9 billion in assets under management as of September 30, 2004, including $7.1 billion in assets for which SSgA acts as a submanager. SSgA and its affiliated companies managed over $866.0 billion in index fund assets and over $93.7 billion in socially responsible assets as of September 30, 2004. SSgA implements the daily transactions necessary to maintain the proper correlation between the Domini Social Equity Fund’s portfolio and the Domini 400 Social Index.SM SSgA does not determine the composition of the Index. The Index’s composition is determined by KLD Research & Analytics, Inc.

For the services Domini and the submanager provided to the Domini Social Equity Fund and the Portfolio during the fiscal year ended July 31, 2004, they received a total of 0.48% of the average daily net assets of the Domini Social Equity Fund, after waivers.

Who Manages the Funds?

Domini Social Bond Fund

ShoreBank, with its main offices at 7054 S. Jeffery Boulevard, Chicago, IL 60649, provides investment submanagement services to the Domini Social Bond Fund pursuant to a Submanagement Agreement with Domini. ShoreBank is the nation’s first and leading community development and environmental banking corporation. It was founded with the purpose of serving the financial needs of residents and businesses in traditionally underserved urban areas. David J. Oser, Senior Vice President, Investments (since 1994), leads the team responsible for the management of the Domini Social Bond Fund. Mr. Oser has been with ShoreBank since 1976. He currently manages a $500 million portfolio of assets for affiliates and institutional clients of ShoreBank. He also serves as Retirement Plan Trustee and Corporate Secretary of ShoreBank. Mr. Oser holds a master’s degree from the Un iversity of Chicago and a bachelor’s degree from Carleton College, Northfield, Minnesota.

Since its inception in August 1973, ShoreBank has cumulative investments of $1.9 billion in targeted low- and moderate-income communities and in minority-owned companies. The bank has a diverse workforce. As of December 31, 2003, 43% of directors, 42% of senior managers, and 60% of officers were minorities. As of September 30, 2004, ShoreBank had more than $1.4 billion in assets and $100 million in capital.

Domini and ShoreBank may receive total investment advisory fees of 0.40% of the average daily net assets of the Domini Social Bond Fund. For the fiscal year ended July 31, 2004, Domini waived the total investment advisory fee.

ShoreBank has notified Domini of its intention to resign as submanager of the Domini Social Bond Fund within the next year. Domini is considering potential replacements to provide portfolio management services to the Fund.

The Funds’ Distribution
Plan

DSIL Investment Services LLC, a wholly owned subsidiary of Domini, is the distributor of each Fund’s shares. Each Fund has adopted a Rule 12b-1 plan with respect to its Investor shares that allows the Fund to pay its distributor on an annual basis, for the sale and distribution of the Investor shares and for services provided to shareholders. These annual distribution and service fees may equal up to 0.25% of the average daily net assets of each Fund’s Investor shares. The Funds do not pay any distribution and service fees with respect to the Class R shares. Because distribution and service fees are paid out of the assets of the Investor shares on an ongoing basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information about the Funds’ distribution plan relating to Investor shares, see the expense tables in “The Funds at a Glance” section of this prospectus and in the Statement of Additional Information.

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Shareholder Manual

This section provides you with information about buying, selling, and exchanging Investor shares of the Funds, how Fund shares are valued, Fund distributions, and the tax consequences of an investment in a Fund.

Table of Contents

How to Open an Account	A-3
Types of Accounts	A-4
Buying, Selling, and Exchanging Shares	A-5
Automatic Transaction Plans	A-9
Additional Information on Selling Shares	A-10
How the Price of Your Shares Is Determined	A-14
How can I find out the NAV of my shares?	A-14
How do you determine what price I will get when I buy shares?	A-14
How do you determine what price I will get when I sell shares?	A-15
How is the value of securities held by the Funds determined?	A-15
Fund Statements and Reports	A-16
Dividends and Capital Gains	A-17
Taxes	A-17
Anti-Money Laundering	A-19
Rights Reserved by the Funds	A-19

For More Information

Call our Shareholder Services department toll-free at 1-800-582-6757 or visit our website at www.domini.com for more information on the following:

•        Investing in the Funds

•        Your account

•        The daily share price of your shares

•        Socially responsible investing

Shareholder Services representatives are available to take your call business days, 9 am - 5 pm, Eastern Time.

You may make transactions, review account information, and obtain the share price for your shares 24 hours a day, 7 days a week, by using our automated telephone system or visiting our website.

Important Information About Procedures for Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

Shareholder Manual

Description of Share Classes

Each Fund offers two classes of shares: Investor shares and Class R shares. Class R shares are generally available only to certain eligible retirement plans, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. The sponsors of these retirement plans provide various shareholder services to the accounts. Class R shares are not subject to distribution and service fees because the retirement plan sponsor, rather than a Fund’s distributor, provides these shareholder services. Class R shares of a Fund are also available to endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s distributor. For more information on investing in Class R shares, please call 1-800-582-6757.

Other investors may purchase Investor shares. The Funds may modify the qualifications for purchase of Class R shares at any time.

Quick Reference

Ticker Symbols

Domini Social Equity Fund

Investor Shares — DSEFX

Class R Shares — DSFRX

Domini Social Bond Fund

Investor Shares — DSBFX

Class R Shares — DSBRX

Newspaper Listing:

Domini Social Equity Fund

Investor Shares — Domini Soc Inv-Soc Eq

Domini Social Bond Fund

Investor Shares — Domini Soc Inv-Soc Bd

Account Statements are mailed quarterly.

Trade Confirmations are sent after purchases (except Automatic Investment Plan purchases) and redemptions.

Annual and Semi-Annual Reports are mailed in late September and March, respectively, and are available online at www.domini.com.

Shareholder Manual

What Is “Good Order”?

Purchase, exchange, and sale requests must be in “good order” to be accepted by a Fund. To be in “good order” a request must include:

•  The Fund name

•  The account number

•  The funds for the purchase by check or by wire or the amount of the transaction (in dollars or shares) for the exchange or sale

•  Name, address, and other information that will allow us to identify you

•  The signatures of all owners exactly as registered on the account (for redemption requests by mail)

•  A Medallion Signature Guarantee, if required (see “Additional Information on Selling Shares” below)

•  Any supporting legal documentation that may be required

How to Open an Account

1.	Read this prospectus (and please keep it for future reference).
2.	Review “Types of Accounts” and decide which type is appropriate for you.
3.	Decide how much you want to invest.
The minimum initial investment in each Fund is:

•	$2,500 for regular accounts ($1,500 if using our Automatic Investment Plan)
•	$1,500 for Retirement Accounts (Automatic Investment Plan also available)
•	$1,000 for UGMA/UTMA Accounts (Automatic Investment Plan also available)
•	$1,000 for Coverdell Education Savings Accounts (Automatic Investment Plan also available)

The minimum to buy additional shares of each Fund is:

•	$50 for accounts using our Automatic Investment Plan
•	$100 for all other accounts

4.	Decide whether to make your initial purchase by mail or bank wire. Follow the simple instructions under “Buying, Selling, and Exchanging Shares.”

Be sure to completely fill out and sign the Account Application appropriate for the account type you have selected. If you need assistance, please call 1-800-582-6757, business days, 9 am - 5 pm, Eastern Time.

Shareholder Manual

Types of Accounts

You may invest in the Funds through the following types of accounts:

Individual and Joint Accounts (nonretirement)

Invest as an individual or with one or more people. If you are opening a joint account, joint tenancy with rights of survivorship will be assumed unless other ownership is noted on your Account Application. You may also open an account to invest assets held in an existing personal trust.

Individual Retirement Accounts (IRAs)	You may open an account to fund a traditional IRA or a Roth IRA. There is a $10 annual maintenance fee per shareholder.
Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) Accounts

These accounts are maintained by a custodian you choose (which may be you) on behalf of a minor. They provide a simple method for giving irrevocable gifts to children without having to establish a formal trust.

Coverdell Education Savings Accounts (formerly Education IRAs)	These accounts may be established on behalf of any child with a Social Security number and are used to save for higher education expenses. There is a $10 annual maintenance fee per shareholder.
Employer-Sponsored Retirement Plans	If offered by your employer, you may be able to open an account as part of an employer-sponsored retirement plan, such as a 401(k) plan, 403(b) plan, SEP-IRA, or SIMPLE IRA.
For an Organization	You may open an account for a trust, corporation, partnership, endowment, foundation, or other entity.

You may download or request the application you need for the account type you have selected at www.domini.com or by calling 1-800-582-6757.

Automatic transaction plans are available for all account types. Please see “Buying, Selling, and Exchanging Shares” for more information.

Shareholder Manual

Buying, Selling, and Exchanging Shares

The following chart describes all the ways you can buy, sell, and exchange Investor shares of the Domini Social Equity Fund and the Domini Social Bond Fund. If you need any additional information or assistance, please call 1-800-582-6757.

Method	Instructions
Mail[4]	Domini Funds P.O. Box 9785 Providence, RI 02940-9785
By Mail you may:

Buy Sell Exchange	To buy shares:

	•	For your initial investment, complete an Account Application and mail it with your check.

•

For subsequent investments, fill out the investment slip included with trade confirmations or account statements, or send a note with your check indicating the Fund name, the account number, and the dollar amount.

•

Your check must be made payable to “Domini Funds.” Always include your account number on your check. Note: For our mutual protection, the Funds cannot accept cashier’s checks, money orders, checks made payable to third parties, starter checks, or travelers checks.

•

Please note that if you purchase shares by check and you sell those shares soon after purchase, your redemption proceeds will not be sent to you until your check clears, which may take up to 8 business days after purchase.

To sell shares:

You must include the following information or your request may be returned:

	•	The Fund name

	•	The Fund account number

	•	The dollar amount or number of shares

	•	The signatures of all authorized signers exactly as they appear on the initial application

	•	A Medallion Signature Guarantee, if required (see “Additional Information on Selling Shares” below)

Shareholder Manual

Method	Instructions
Mail[4] (Continued)	To exchange shares: You must include the following information or your request may be returned:

	•	The Fund names

	•	The Fund account numbers

	•	The dollar amount or number of shares

	•	The signatures of all authorized signers exactly as they appear on the initial application

Online[1,3,4] Online you may: Buy Sell Exchange	Current shareholders may buy, sell, and exchange shares online 24 hours a day by following these steps:

	•	Visit www.domini.com.

	•	Click the “Account Access” button.

	•	Enter your Social Security number and Personal Identification Number (PIN) in the appropriate fields.

	•	The “Account List” will provide you with an overview of your accounts and transaction processing options.

	•	Online help is available at each screen.

Phone[1,2,3,4] By Phone you may: Buy Sell Exchange	Automated:

Current shareholders may buy, sell, and exchange shares using our automated telephone account access system 24 hours a day by following these steps:

	•	Dial 1-800-582-6757.

	•	Select “1” for automated account access.

	•	Select “1” again for account information.

	•	Enter your account number followed by the pound sign (#).

	•	Enter your Personal Identification Number (PIN).

	•	Press “2” to process a transaction.

	•	At any time you may press “8” to return to the previous menu or “9” to return to the main menu.

Shareholder Services:

Current shareholders may buy, sell, and exchange shares by calling 1-800-582-6757, business days, 9 am — 5 pm, Eastern Time, by following these steps:

	•	Dial 1-800-582-6757.

	•	Select “2” to speak with a Shareholder Services representative.

Shareholder Manual

Method	Instructions
Bank Wire[4] By Bank Wire you may: Buy Sell	To buy shares:

For your initial investment, complete an Account Application and mail it to Domini Funds at the address shown above for purchasing shares by mail.

New accounts, call 1-800-582-6757 to obtain an account number before wiring funds. You must include the following information in your wire transfer or your money may be returned uninvested:

	•	Bank:	PNC Bank

	•	ABA:	031000053

	•	Acct Name:	Domini Social Investments

	•	Acct #:	86-0690-5468

	•	FBO:	Fund Name, Account Name, and Account Number at Domini Funds

To sell shares:

You may request receipt of redemption proceeds by wire online, in writing, or by speaking with a Shareholder Services representative at 1-800-582-6757.

To establish wire redemption privileges on a new account, fill out the appropriate area on the Account Application and attach a voided check.

If you would like to establish wire redemption privileges on an existing account, you must submit a written request that contains the following information:

	•	Bank name and address

	•	ABA/routing number

	•	Account name and number

	•	Account type (checking, money market, or savings)

A Medallion Signature Guarantee must be included on the letter (see “Additional Information on Selling Shares” below). There is a $10 wire transfer fee (deducted directly from sale proceeds) and a $1,000 minimum wire amount. The wire transfer fee and the minimum wire amount may be waived for certain individuals and institutions at the Manager’s discretion.

[1]

First-time users will need to call 1-800-582-6757, business days, 9 am - 5 pm, Eastern Time, to obtain a PIN and to set up ACH (Automated Clearing House) privileges, which are necessary to use this service.

[2]

Neither the Funds nor their transfer agent or distributor will be liable for any loss, liability, cost, or expense for acting on telephone instructions believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please contact the Funds if you wish to suspend telephone redemption privileges.

[3]

Current shareholders may place ACH transactions online or through the automated telephone account access system. Your ACH transaction will be considered in good order on the date the payment for shares is received by the Funds. This may take up to 48 hours.

Shareholder Manual

[4]

Redemptions or exchanges of shares made less than 90 days after settlement of purchase or acquisition through exchange will be subject to a redemption fee equal to 2% of the amount redeemed or exchanged, subject to certain exceptions. The redemption fee will be deducted from your proceeds and returned to the applicable Fund. If you acquired shares on different days, the “first in, first out” (FIFO) method is used to determine the holding period. This means that the shares you held the longest will be redeemed first for purposes of determining whether the redemption fee applies. This fee ensures that portfolio trading costs are borne by investors making the transaction and not by shareholders remaining in the Fund. Please see “Market Timing and Redemption Fee” below for additional information.

You may exchange all or a portion of your Fund shares into shares of the same class of any other available Domini Fund. You may also deposit redemption proceeds into the Domini Money Market Account.®

Domini Money Market Account®

The Domini Money Market Account (DMMA) offered through ShoreBank is an FDIC-insured (up to certain limits) interest-bearing account with direct community development benefits. You may open and maintain a DMMA at no charge, and take advantage of free check-writing (with a $500 minimum per check) and easy transfers by telephone to and from your Domini Fund account. A DMMA investment is subject to certain terms and conditions. Please call 1-800-582-6757 or visit www.domini.com for more information. The rate of return for the DMMA will vary. The Domini Funds are not insured by the FDIC.

For more information on transferring assets from another mutual fund family, please call 1-800-582-6757.

Shareholder Manual

The Advantage of Dollar-Cost Averaging

One thing is certain: Markets fluctuate. Even experienced investors often find it impossible to accurately time a market, and to “buy low and sell high.”

Dollar-cost averaging is an investment strategy designed to avoid the pitfalls of market timing by investing equal amounts of money at regular intervals (monthly, quarterly, and so on) over a long period of time.

The advantage of dollar-cost averaging is that an investor buys more shares at lower prices, and fewer shares at higher prices. As a result, an investor ends up paying an average price per share over a period of time.

The key to dollar-cost averaging is to stick with it for the long term, through periods of rising and falling markets. Of course, no strategy can guarantee a profit, or protect your investment from losses. Strictly adhering to a long-term dollar-cost averaging strategy, however, is a good way to avoid the mistake of investing all of your money when the market is high.

To facilitate dollar-cost averaging you may purchase Fund shares at regular intervals through the Fund’s Automatic Investment Plan.

Automatic Transaction Plans

Automatic transaction plans are available for your convenience to purchase or to sell shares at specified intervals without having to manually initiate each transaction.

Automatic Investment Plan

Our Automatic Investment Plan allows you to have specified amounts automatically deducted from your bank account or Domini Money Market Account and invested in a Fund in monthly, quarterly, semi-annual, or annual intervals. This service can be established for your account at any time. Call 1-800-582-6757 for more information.

This service may take up to four weeks to begin. Also, due to the varying procedures to prepare, process, and forward the bank withdrawal information to the Funds, there may be periodic delays in posting the funds to your account.

Systematic Withdrawal Plan

If you own shares of a Fund with an aggregate value of $10,000 or more, you may establish a Systematic Withdrawal Plan under which shares will be sold, at net asset value, in the amount and for the periods specified (minimum $100 per payment).

There is no charge to participate in the Systematic Withdrawal Plan. Call 1-800-582-6757 for more information.

Shareholder Manual

Additional Information on Selling Shares

Signature Guarantees

You are required to obtain a Medallion Signature Guarantee from a participating institution for any of the following:

•	Sales (redemptions) exceeding $100,000
•	Written sales requests, regardless of amount, made within 30 days following any changes in account registration
•	Redemptions made to a third party or to an address other than the address for which the account is registered (unless already established on your account)

The following types of institutions may participate in the Medallion Signature Guarantee program:

•	Banks
•	Savings institutions
•	Credit unions
•	Broker-dealers
•	Other guarantors acceptable to the Funds and their transfer agent

The Funds and their transfer agent cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud. There are different Medallion limits based on the amount of money being redeemed. Please ensure you obtain the proper Medallion. The Funds or their transfer agent may, at their option, request further documentation prior to accepting requests for redemptions.

Unusual Circumstances

Each Fund reserves the right to revise or terminate the telephone or the online redemption privilege at any time, without notice. In the event that a Fund suspends telephone redemption privileges, or if you have difficulty getting through on the phone, you will still be able to redeem your shares through the other methods listed above.

Shareholder Manual

Each Fund may postpone payment of redemption proceeds under either of these circumstances:

•	During any period in which the New York Stock Exchange is closed or in which trading is restricted

•	If the SEC determines that an emergency exists

Large Redemptions

It is important that you call the Fund before you redeem any amount in excess of $500,000. We must consider the interests of all Fund shareholders and so reserve the right to delay delivery of your redemption proceeds — up to 7 days — if the amount to be redeemed will disrupt a Fund’s operation or performance.

Each Fund reserves the right to pay part or all of the redemption proceeds in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.

In an effort to protect the Funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a Fund, except upon approval of the Manager.

Market Timing and Redemption Fee

The Funds are long-term investments. Market timers, who buy and sell rapidly in the hopes of making a short-term profit, drive up costs for all other shareholders, including long-term shareholders who do not generate these costs. Market timers can disrupt portfolio investment strategies, for example by causing a portfolio manager to sell securities to meet a redemption request when the manager might otherwise have continued to hold the securities, and may increase a Fund’s transaction costs, such as brokerage expenses. Do not invest with the domini funds if you are a market timer.

The Board of Trustees has approved a redemption fee to discourage the Funds from being used as vehicles for frequent short-term shareholder trading. Each Fund will deduct a redemption fee of 2% from any redemption or exchange proceeds if you sell or exchange shares after

Shareholder Manual

holding them less than 90 days. The redemption fee will be deducted from your redemption proceeds and returned to the applicable Fund. If you acquired shares on different days, the “first in, first out” (FIFO) method is used to determine the holding period. This means that the shares you hold the longest will be redeemed first for purposes of determining whether the redemption fee applies.

The redemption fee is not imposed on:

•	Shares acquired as a result of reinvestment of dividends or distributions
•	Shares purchased, exchanged, or redeemed by means of a preapproved Automatic Investment Plan or Systematic Withdrawal Plan arrangement
•	Shares redeemed by omnibus accounts maintained by intermediaries that do not have the systematic capability to process the redemption fee
•	Shares redeemed through certain qualified retirement plans that do not have the systematic capability to process the redemption fee
•	Shares redeemed following the death of a shareholder
•	Shares redeemed on the initiation of the Fund (e.g., for failure to meet account minimums)
•	Class R shares purchased prior to November 30, 2004

In addition, the Funds’ Board of Trustees has adopted policies and procedures that are designed to discourage and detect excessive trading and market timing activities. These policies and procedures provide that Domini reviews transactions in excess of specific limits each day in order to monitor trading activity. If Domini suspects a pattern of market timing, we cancel the transaction, close the account, and/or suspend or terminate the broker if possible to prevent any future activity. The Funds do not maintain any arrangements to permit excessive trading and market timing activities.

Omnibus account arrangements permit financial intermediaries such as brokers and retirement plan administrators to aggregate their clients’ transactions. In these circumstances, the Funds do not know the identity of the shareholders in the omnibus account and must rely on systems of the financial intermediary or retirement plan to charge the redemption fee. In addition, the Funds may not be able to review transactions of any particular investor if that investor holds Fund shares

Shareholder Manual

through an omnibus account. The Funds encourage intermediaries that maintain omnibus accounts and retirement plan administrators to develop systems to impose mutual fund redemption fees and improve transparency. Because the Funds may not be able to detect all instances of market timing, particularly in omnibus accounts, there is no guarantee that the Funds will be able to deter or eliminate market timing or excessive trading of Fund shares.

IMPORTANT: Once a redemption order is placed, the transaction cannot be cancelled by the shareholder.

Shareholder Manual

How the Price of Your Shares
Is Determined

The price of your shares is based on the net asset value of the applicable class of shares of the Fund that you hold. The net asset value (or NAV) of each class of shares of each Fund is determined at the close of regular trading on the New York Stock Exchange, normally 4 pm, Eastern Time, on each day the Exchange is open for trading. This calculation is made by deducting the amount of the liabilities (debts) of the applicable class of shares of the applicable Fund, from the value of its assets, and dividing the difference by the number of outstanding shares of the applicable class of the Fund.

Net Asset Value (NAV) =	Total Assets - Total Liabilities
Number of Shares Outstanding

To calculate the value of your investment, simply multiply the NAV by the number of shares of the Fund you own.

How can I find out the NAV of my shares?

You may obtain the NAV for your shares 24 hours a day online at www.domini.com or by phone by calling 1-800-582-6757 from a touch-tone phone and accessing our automated telephone system.

Newspaper Listings: This information is also listed in the mutual fund listings of most major newspapers. The Investor shares of the Domini Social Equity Fund are most commonly listed as Dom Soc Inv-Soc Eq. The Investor shares of the Domini Social Bond Fund are most commonly listed as Dom Soc Inv-Soc Bd.

Quarterly Statements: You will also receive this information quarterly, on your account statement.

How do you determine what price I will get when I buy shares?

If your order is received by the Funds by 4 pm, Eastern Time, in good order, you will receive the NAV determined at the end of that day.

Shareholder Manual

For current shareholders who place ACH transactions online or through the automated telephone account access system, please note that your ACH transaction will be considered in good order on the date the payment for shares is received by the Funds. This may take up to 48 hours.

Each Fund may stop offering its shares for sale at any time and may reject any order for the purchase of its shares.

How do you determine what price I will get
when I sell shares?

When you sell shares, you will receive the next share price that is calculated after your sale request is received by the Funds in good order. See “What Is ‘Good Order’?” on page A-3 of this prospectus. Please note that redemption requests received after the share price has been calculated for any Fund, normally 4 pm, Eastern Time, will be processed at the next share price that is calculated by the Fund the next business day a Fund’s share price is calculated.

The appropriate Fund will normally pay for the shares on the next day the New York Stock Exchange is open for trading, but in any event within 7 days. Sales of shares made less than 90 days after settlement of a purchase or acquisition through exchange will be subject to an early redemption fee, with certain exceptions. (See “Additional Information on Selling Shares — Market Timing and Redemption Fee” above for more information.) If you purchased the shares you are selling by check, a Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 8 business days from the purchase date. Each Fund may pay by check or, if you have completed the appropriate box on the Account Application, by wire transfer.

Access to the automated telephone system and online processing may be limited during periods of peak demand, market volatility, system upgrades or maintenance, or for other reasons.

How is the value of securities held by the Funds
determined?

Each Fund typically uses market prices to value securities. However, when a market price is not available, or when a Fund has reason to

Shareholder Manual

believe that the price does not represent market realities, the Fund will value securities instead by using methods approved by the Fund’s Board of Trustees. When a Fund uses fair value pricing, a Fund’s value for a security may be different from quoted market values.

Because the Domini Social Equity Fund invests primarily in the stocks of large-cap U.S. companies that are traded on U.S. exchanges, it is expected that there would be limited circumstances in which the Fund would use fair value pricing — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV. In addition, the Domini Social Bond Fund may invest, for example, in certain community development investments for which a market price might not readily be available, provided that the Fund may not invest more than 15% of its net assets in illiquid securities. In those circumstances, the fair value of the community development investment is determined by using methods approved by the Fund’s Board of Trustees.

Each short-term obligation (with a remaining maturity of less than 60 days) is valued at amortized cost, which constitutes fair value as determined by the Board of Trustees.

Fund Statements and Reports

Householding

To keep the Funds’ costs as low as possible, and to conserve paper usage, where practical we attempt to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, rather than send a separate report to each shareholder, we will send just one report to that address. If your household is receiving separate mailings that you feel are unnecessary, or if you want us to send separate statements, notify our Shareholder Services department at 1-800-582-6757.

Confirmation Statements

Statements confirming the trade date and the amount of your transaction are sent each time you buy, sell, or exchange shares. Confirmation statements are not sent for reinvested dividends or for purchases made through automatic investment plans. Always verify

Shareholder Manual

your transactions by reviewing your confirmation statement carefully for accuracy. Please report any discrepancies promptly to our Shareholder Services department at 1-800-582-6757.

Fund Financial Reports

The Funds’ Annual Report is mailed in September, and the Funds’ Semi-Annual Report is mailed in March. These reports include information about a Fund’s performance, as well as a complete listing of that Fund’s holdings. You may choose to receive these reports by email rather than hard copy by signing up for e-delivery at www.domini.com. The Funds’ most recent reports are available online at www.domini.com.

Tax Statements

Each year we will send you a statement reporting the previous year’s dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts as required by the IRS. These are generally mailed in January.

Dividends and Capital Gains

Each Fund pays to its shareholders substantially all of its net income in the form of dividends. Dividends from net income (excluding capital gains), if any, are typically paid by the Domini Social Equity Fund semi-annually (usually in June and December), and by the Domini Social Bond Fund monthly. Any capital gain dividends are distributed annually in December.

You may elect to receive dividends either by check or in additional shares. Unless you choose to receive your dividends by check, all dividends will be reinvested in additional shares. In either case, dividends are normally taxable to you in the manner described below.

Taxes

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation and the status of your account under state and local laws.

Shareholder Manual

Taxability of Dividends

Each year the Funds will mail you a report of your dividends for the prior year and how they are treated for federal tax purposes. You will normally have to pay federal income taxes on the dividends you receive from the Funds, whether you take the dividends in cash or reinvest them in additional shares. Noncorporate shareholders will be taxed at reduced rates on distributions designated by a Fund as “qualified dividend income.” Dividends designated by the Fund as capital gain dividends are taxable as long-term capital gains. Other dividends are generally taxable as ordinary income. Some dividends paid in January may be taxable to you as if they had been paid the previous December.

Buying a Dividend

Dividends paid by a Fund will reduce that Fund’s net asset value per share. As a result, if you buy shares just before a Fund pays a dividend, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a dividend on which you may need to pay tax.

Taxability of Transactions

Any time you sell or exchange shares held in a nonretirement account, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

IMPORTANT: By law, you must certify that the Social Security or taxpayer identification number you provide the Funds is correct and that you are not otherwise subject to backup withholding for failing to report income to the IRS. The Funds may be required to withhold (and pay over to the IRS for your credit) taxes, at the rate of 28%, from certain distributions and proceeds they pay you if you fail to provide this information or otherwise violate IRS regulations.

Shareholder Manual

Anti-Money Laundering

As part of our required anti-money laundering program, we may ask you to provide various identification documents or other information when you open or make certain significant changes to your account. Until you provide the information or documents required, you may not be able to open an account or effect additional transactions.

Rights Reserved by the Funds

Each Fund and its agents reserve the following rights:

•	To waive or change investment minimums
•	To refuse any purchase or exchange order
•	To stop selling shares at any time
•	To change, revoke, or suspend the exchange privilege
•	To suspend telephone transactions
•

To cancel any purchase or exchange order (including, but not limited to, orders that involve, in the Manager’s opinion, excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder

•	To implement additional policies designed to prevent excessive trading
•	To adopt policies requiring redemption of shares in certain circumstances
•

To freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is a reason to believe a fraudulent transaction may occur

•	To otherwise modify the conditions of purchase and any services at any time
•	To act on instructions believed to be genuine
•	To notify shareholders and redeem accounts (other than retirement and Automatic Investment Plan accounts) with a value of less than $1,500

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of a Fund.

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or in the case of the Domini Social Bond Fund, since its inception). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the applicable Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with a Fund’s financial statements, is included in the Annual Report, which is available upon request.

Financial Highlights

Domini Social Equity Fund

Investor Shares

	Year Ended July 31,
	2004		2003		2002		2001		2000
For a share outstanding for the period:
Net asset value, beginning of period	$24.55		$22.19		$31.89		$39.98		$37.21
Income from investment operations:
Net investment income/(loss)	0.15		0.14		0.08		0.02		(0.02)
Net realized and unrealized gain/(loss) on investments	2.61		2.37		(6.96)		(7.12)		3.06
Total income from investment operations	2.76		2.51		(6.88)		(7.10)		3.04
Less dividends and distributions:
Dividends to shareholders from net investment income	(0.13)		(0.15)		(0.07)		(0.01)		—	*
Distributions to shareholders from net realized gain	—		—		(2.75)		(0.98)		(0.27)
Total distributions	(0.13)		(0.15)		(2.82)		(0.99)		(0.27)
Redemption fee proceeds**	—	*	—		—		—		—
Net asset value, end of period	$27.18		$24.55		$22.19		$31.89		$39.98
Total return	11.24%		11.36%		(23.26)%		(17.87)%		8.16%
Portfolio turnover†	8%		8%		13%		19%		9%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$1,261		$1,099		$969		$1,281		$1,471
Ratio of expenses to average net assets	0.94	%(1)	0.92	%(1)	0.92	%(1)	0.93	%(1)	0.96	%(1)
Ratio of net investment income/(loss) to average net assets	0.55%		0.63%		0.32%		0.06%		(0.05)%

*	Amount represents less than $0.005 per share.
**	Redemption fee instituted on December 1, 2003.
†	For the Portfolio in which the Fund invests.
(1)

Reflects a waiver of fees by the Manager of the Portfolio and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees, the ratio of expenses to average net assets would have been 1.16%, 1.26%, 1.15%, 1.14%, and 1.01%, for the years ended July 31, 2004, 2003, 2002, 2001, and 2000, respectively.

Financial Highlights

Domini Social Equity Fund

Class R Shares

	For the Period November 28, 2003* to July 31, 2004
For a share outstanding for the period:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain on investments	0.35
Total income from investment operations	0.42
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.14)
Net asset value, end of period	$10.28
Total return	4.14	%**
Portfolio turnover†	8%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$34
Ratio of expenses to average net assets	0.63	%(1)
Ratio of net investment income to average net assets	0.79%

*	Commencement of operations.
**	Not annualized.
†	For the Portfolio in which the Fund invests, for the year ended July 31, 2004.
(1)

Reflects a waiver of fees by the Manager of the Portfolio and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees, the ratio of expenses to average net assets would have been 0.86% for the period ended July 31, 2004.

Financial Highlights

Domini Social Bond Fund

Investor Shares

	Year Ended July 31, 2004		Year Ended July 31, 2003		Year Ended July 31, 2002		Year Ended July 31, 2001		For the Period June 1, 2000* to July 31, 2000
For a share outstanding for the period:
Net asset value, beginning of period	$10.97		$11.03		$10.78		$10.07		$10.00
Income from investment operations:
Net investment income	0.36		0.40		0.48		0.56		0.09
Net realized and unrealized gain/(loss) on investments	(0.03)		(0.03)		0.34		0.71		0.07
Total income from investment operations	0.33		0.37		0.82		1.27		0.16
Less dividends to shareholders from net investment income	(0.36)		(0.40)		(0.48)		(0.56)		(0.09)
Less distributions to shareholders from realized gain	(0.03)		(0.03)		(0.09)		—		—
Total dividends and distributions paid to shareholders	(0.39)		(0.43)		(0.57)		(0.56)		(0.09)
Redemption fee proceeds**	—	^	—		—		—		—
Net asset value, end of period	$10.91		$10.97		$11.03		$10.78		$10.07
Total return	3.02%		3.33%		7.85%		12.92%		1.59	%†
Portfolio turnover	46%		24%		71%		71%		18%
Ratios/supplemental data (annualized):
Net assets, end of period (000s)	$59,288		$47,853		$32,018		$14,014		$4,111
Ratio of expenses to average net assets	0.95	%(1)	0.95	%(1)	0.95	%(1)	0.95	%(1)	0.93	%(1)
Ratio of net investment income to average net assets	3.27%		3.56%		4.40%		5.27%		5.67%

*	Commencement of operations.
**	Redemption fee instituted on December 1, 2003.
†	Not annualized. If annualized, the total return would have been 9.51%.
^	Amount represents less than $0.005 per share.
(1)

Reflects a waiver of fees by the Manager due to a contractual fee waiver. Had the Manager not waived its fees, the ratio of expenses to average net assets would have been 1.64%, 1.71%, 1.85%, 2.41%, and 6.78%, for the periods ended July 31, 2004, 2003, 2002, 2001, and 2000, respectively.

Financial Highlights

Domini Social Bond Fund

Class R Shares

	For the Period November 28, 2003* to July 31, 2004
For a share outstanding for the period:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.25
Net realized and unrealized loss on investments	(0.10)
Total income from investment operations	0.15
Less dividends to shareholders from net investment income	(0.25)
Less distributions to shareholders from realized gain	(0.03)
Total dividends and distributions paid to shareholders	(0.28)
Net asset value, end of period	$9.87
Total return	1.45	%**
Portfolio turnover	46	%†
Ratios/supplemental data (annualized):
Net assets, end of period (000s)	$1
Ratio of expenses to average net assets	0.63	%(1)
Ratio of net investment income to average net assets	3.41%

*	Commencement of operations.
**	Not annualized.
†	For the period August 1, 2003, through July 31, 2004.
(1)

Reflects a waiver of fees by the Manager due to a contractual fee waiver. Had the Manager not waived its fees, the ratio of expenses to average net assets would have been 2,900.15% for the period ended July 31, 2004.

Domini Social Investments,® Domini Social Equity Fund,® Domini Social Bond Fund,® Domini Money Market Account,®. The Responsible Index Fund,® The Way You Invest Matters,® and domini.com® are registered service marks of Domini Social Investments LLC.

Domini 400 Social IndexSM is a service mark of KLD Research & Analytics, Inc. (KLD), which is used under license. KLD is the owner of the Domini 400 Social Index. KLD determines the composition of the Domini 400 Social Index but is not the manager of the Domini Social Index Portfolio, the Domini Social Equity Fund, or the Domini Institutional Social Equity Fund.

The Domini Social Equity Fund is not sponsored, endorsed, sold, or promoted by KLD Research & Analytics, Inc. (KLD). KLD makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. KLD has no obligation to take the needs of Domini Social Investments LLC or the shareholders of the Fund into consideration in determining, composing, or calculating the Domini 400 Social Index. KLD is not responsible for and has not participated in the management of the Fund or the distribution of the shares of the Fund. KLD has no obligation or liability in connection with the administration, marketing, or trading of the Fund.

KLD DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN, AND KLD SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. KLD MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY DOMINI SOCIAL INVESTMENTS LLC, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN. KLD MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL KLD HAVE ANY LIABILITY FOR ANY SPECIAL PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

For Additional Information

Annual and Semi-Annual Reports

Additional information about a Fund’s investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. These reports include a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year, as well as a complete listing of each Fund’s holdings. They are available by mail from Domini Social Investments, or online at www.domini.com.

Statement of Additional Information

The Funds’ Statement of Additional Information contains more detailed information about each Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it. It is available by mail from Domini Social Investments.

Proxy Voting and Social and Environmental Criteria

Visit www.domini.com for more complete information about Domini Social Investments’ proxy voting policies and procedures, to view the Domini Social Equity Fund’s current proxy voting decisions, to learn more about the firm’s shareholder activism program, and for extensive information about the social and environmental criteria used to maintain the Domini 400 Social Index.SM

Contact Domini

To make inquiries about the Funds or obtain copies of any of the above free of charge, call 1-800-582-6757 or write to:

Domini Social Investments

P.O. Box 9785

Providence, RI 02940-9785

Website: To learn more about the Funds or about socially responsible investing, visit us online at www.domini.com.

Securities and Exchange Commission

Information about the Funds (including the Statement of Additional Information) is available on the EDGAR database on the SEC’s website, www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102. You may also visit the SEC’s Public Reference Room in Washington, D.C. For more information about the Public Reference Room you may call the SEC at 1-202-942-8090.

File No. 811-5823

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 30, 2004

                            DOMINI SOCIAL EQUITY FUND
                             DOMINI SOCIAL BOND FUND

TABLE OF CONTENTS                                                           PAGE

1.  The Funds...............................................................  2

2.  Investment Information..................................................  3

3.  Determination of Net Asset Value; Valuation of Portfolio Securities;

         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the
Funds' Prospectus dated November 30, 2004, as amended from time to time. This
Statement of Additional Information should be read in conjunction with the
Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page 44 hereof. These financial statements can be found in the Funds' Annual Report to Shareholders. An investor may obtain copies of the Funds' Prospectus and Annual Report without charge from Domini
Social Investments by calling (800) 582-6757 or online at www.domini.com.

         This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

                                      -2-

                                  1. THE FUNDS

         The Domini Social Equity Fund (the "Equity Fund") and the Domini Social
Bond Fund (the "Bond Fund," and collectively with the Equity Fund, the "Funds")
are each no-load, diversified, open-end management investment companies. Each
Fund is a series of shares of beneficial interest of Domini Social Investment
Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 7, 1989, and commenced operations on
June 3, 1991. Prior to January 20, 2000, the name of the Trust was "Domini
Social Equity Fund."

         Each Fund offers to buy back (redeem) its shares from its shareholders at any time at net asset value. References in this Statement of Additional
Information to the "Prospectus" are to the current Prospectus of the Funds, as amended or supplemented from time to time.

         Domini Social Investments LLC ("Domini" or the "Manager") supervises the overall administration of the Equity Fund and provides investment advisory and administrative services to the Bond Fund. The Board of Trustees provides broad supervision over the affairs of each Fund. Shares of each Fund are continuously sold by DSIL Investment Services LLC, the Funds' distributor
("DSILD" or the "Distributor"). An investor should obtain from Domini, and should read in conjunction with the Prospectus, the materials describing the procedures under which Fund shares may be purchased and redeemed.

         The Equity Fund seeks to achieve its investment objective by investing all its assets in the Domini Social Index Portfolio (the "Portfolio"), a
diversified open-end management investment company having the same investment objective as the Equity Fund. Domini is the Portfolio's investment manager. SSgA
Funds Management, Inc. is the Portfolio's investment submanager ("SSgA" or the
"Portfolio Submanager"). SSgA manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies. KLD
Research & Analytics, Inc. ("KLD") determines the composition of the Domini 400
Social Index(SM) (the "Index"). Domini 400 Social Index(SM) is a service mark of
KLD which is licensed to Domini with the consent of Amy L. Domini (with regard to the word "Domini"). KLD is the owner of the Index but is not the manager of the Equity Fund or the Portfolio. Pursuant to agreements among KLD, Domini, Amy
L. Domini, and each of the Equity Fund and the Portfolio, the Equity Fund and
the Portfolio may be required to discontinue use of KLD's service mark if (a)
Domini ceases to be the investment manager of the Portfolio, (b) Ms. Domini or
Domini withdraws her or its consent to the use of the word "Domini," or (c) the license agreement between KLD and Domini is terminated.

         ShoreBank is the Bond Fund's investment submanager ("ShoreBank" or the
"Bond Fund Submanager"). ShoreBank manages the investments of the Bond Fund from day to day in accordance with that Fund's investment objective and policies.

         The Portfolio Submanager and the Bond Fund Submanager are collectively referred to herein as the "Submanagers", and each a "Submanager."

                                      -3-

                            2. INVESTMENT INFORMATION

                              INVESTMENT OBJECTIVES

         The EQUITY FUND seeks to provide its shareholders with long-term total return that matches the performance of the Domini 400 Social Index,SM an index made up of the stocks of 400 companies selected using social and environmental criteria.

         The investment objective of the BOND FUND is to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that meet the Fund's social and environmental criteria.

         The investment objective of a Fund may be changed without the approval of that Fund's shareholders, but not without written notice thereof to shareholders 30 days prior to implementing the change. If there is a change in a
Fund's investment objective, shareholders of that Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. The investment objective of the Portfolio may also be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Equity Fund to its shareholders) 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of any Fund or the Portfolio will be achieved.

                      INFORMATION CONCERNING FUND STRUCTURE

         Unlike other mutual funds which directly acquire and manage their own portfolio securities, the EQUITY FUND seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Equity
Fund. In addition to selling a beneficial interest to the Equity Fund, the
Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Equity Fund and will bear a proportionate share of the
Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the
Equity Fund due to variations in sales commissions and other operating expenses.
Investors in the Equity Fund should be aware that differences in sales commissions and operating expenses may result in differences in returns experienced by investors in the different funds that invest in the Portfolio.
Such differences in returns are also present in other mutual fund structures.
Information concerning other holders of interests in the Portfolio is available from the Manager at 212-217-1100.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the
Portfolio may become less diverse, resulting in increased portfolio risk. This possibility also exists for traditionally structured funds which have large or institutional investors. Also, funds with a greater pro rata ownership in the
Portfolio could have effective voting control of the operations of the
Portfolio. Subject to exceptions that are not inconsistent with applicable rules or policies of the Securities and Exchange Commission (the "SEC"), whenever the
Equity Fund is requested to vote on matters pertaining to the Portfolio, the
Equity Fund will hold a meeting of shareholders of the Equity Fund and will cast all of its votes in the same proportion as the votes of the Equity Fund's shareholders. Fund shareholders who do not vote will not affect the Equity
Fund's votes at the Portfolio meeting. The percentage of the Equity Fund's votes representing Fund shareholders not voting will be voted by the Trustees of the
Equity Fund in the same proportion as the Equity Fund shareholders who do, in fact, vote. Certain changes in the

                                      -4-

Portfolio's investment objective, policies, or restrictions may require the
Equity Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Equity Fund could incur brokerage, tax, or other charges in converting the securities to cash. In addition, the distribution "in kind" may result in a less diversified portfolio of investments or adversely affect the liquidity of the Equity Fund.
Notwithstanding the above, there are other potential means for meeting shareholder redemption requests, such as borrowing.

         The Board of Trustees believes that the aggregate per share expenses of the Equity Fund and the Portfolio are less than or approximately equal to the expenses which the Equity Fund would incur if it retained the services of an investment manager and an investment submanager and invested directly in the types of securities being held by the Portfolio.

         The Equity Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees determines that it is in the best interests of the
Equity Fund's shareholders to do so. The Equity Fund may realize taxable income as the result of receiving a distribution of cash in connection with a withdrawal of its investment from the Portfolio. In addition, any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Equity Fund may incur brokerage, tax, or other charges in converting the securities to cash. The Equity Fund may also realize taxable income as the result of receiving an "in kind" distribution in connection with any such withdrawal or as the result of contributing securities it receives from the Portfolio to another pooled investment entity. Upon any such withdrawal, the
Board of Trustees of the Equity Fund would consider what action might be taken, including the investment of all the assets of the Equity Fund in another pooled investment entity having the same investment objective as the Equity Fund or the retention of an investment adviser to manage the Equity Fund's assets in accordance with the investment policies described above with respect to the
Portfolio. In the event the Trustees of the Equity Fund were unable to find a substitute investment company in which to invest the Equity Fund's assets and were unable to secure directly the services of an investment manager and investment submanager, the Trustees would seek to determine the best course of action.

         The BOND FUND invests directly in securities and does not invest through a Portfolio.

         Each Fund offers two classes of shares, Investor shares and Class R shares. Class R shares are generally available only to certain eligible retirement plans, including 401(k) plans, 457 plans, employer-sponsored 403(b)
plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. The sponsors of these retirement plans provide various shareholder services to the accounts. Class R shares are not generally available to retail non-retirement accounts. Other investors may purchase Investor shares of the Funds.

                               INVESTMENT POLICIES

         The following supplements the information concerning the Funds' and the
Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith. References to the Portfolio include the Equity
Fund, and references to the Equity Fund include the Portfolio, unless in either case the context otherwise requires.

EQUITY FUND

         INDEX INVESTING: The Portfolio is not managed in the traditional investment sense, since changes in the composition of its securities holdings are made in order to track the changes in the composition of securities included in the Index. Moreover, inclusion of a stock in the Index does not

                                      -5-

imply an opinion by KLD, the Manager, or the Portfolio Submanager as to the
merits of that specific stock as an investment. Because the Portfolio seeks to track, rather than exceed, the performance of a particular index, investors should not expect to achieve the potentially greater results that could be obtained by a fund that aggressively seeks growth. However, KLD and the Manager believe that enterprises which exhibit a social awareness, based on the criteria described in the Prospectus, should be better prepared to meet future societal needs for goods and services and may also be less likely to incur certain legal liabilities that may be incurred when a product or service is determined to be harmful, and that such enterprises should over the longer term be able to provide a positive return to investors.

         The Portfolio intends to readjust its securities holdings periodically such that those holdings will correspond, to the extent reasonably practicable, to the Index both in terms of composition and weighting. The timing and extent of adjustments in the holdings of the Portfolio, and the extent of the correlation of the holdings of the Portfolio with the Index, will reflect the
Portfolio Submanager's judgment as to the appropriate balance between the goal of correlating the holdings of the Portfolio with the composition of the Index, and the goals of minimizing transaction costs and keeping sufficient reserves available for anticipated redemptions of interests in the Portfolio. To the extent practicable, the Portfolio will seek a correlation between the weightings of securities held by the Portfolio and the weightings of the securities in the
Index of 0.95 or better. A figure of 1.0 would indicate a perfect correlation.
To the extent practicable, the Portfolio will attempt to be fully invested. The ability of the Equity Fund to duplicate the performance of the Index by investing in the Portfolio will depend to some extent on the size and timing of cash flows into and out of the Equity Fund and the Portfolio as well as the
Equity Fund's and the Portfolio's expenses.

         The Board of Trustees will receive and review, at least quarterly, a report prepared by the Portfolio Submanager comparing the performance of the
Portfolio with that of the Index and comparing the composition and weighting of the Portfolio's holdings with those of the Index. The Trustees will consider what action, if any, should be taken in the event of a significant variation between the performance of the Portfolio and that of the Index, or between the composition and weighting of the Portfolio's securities holdings with those of the stocks comprising the Index. If the correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Index falls below 0.95, the Board of Trustees will review with the Portfolio
Submanager methods for increasing such correlation, such as through adjustments in securities holdings of the Portfolio.

         In selecting stocks for inclusion in the Index, KLD evaluated, in accordance with the social criteria described in the Prospectus, each of the companies the stocks of which comprise the Standard & Poor's 500 Index (the "S&P
500"). If a company whose stock was included in the S&P 500 met KLD's social criteria and met KLD's further criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover, it was included in the Index. As of July 31, 2004, of the 500 companies whose stocks comprised the S&P 500, approximately 49% were included in the Index. The remaining stocks comprising the Index (i.e., those which are not included in the S&P 500) were selected based upon KLD's evaluation of the social criteria described in the
Prospectus, as well as upon KLD's criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover. A company which is not included in the S&P 500 may be included in the Index primarily in order to afford representation to an industry sector which would otherwise be under-represented in the Index. Because of the social criteria applied in the selection of stocks comprising the Index, industry sector weighting in the Index may vary materially from the industry weightings in other stock indexes, including the S&P 500, and certain industry sectors will be excluded altogether. KLD may exclude from the Index stocks issued by companies which are in bankruptcy or whose bankruptcy KLD believes may be imminent. KLD may also remove from the Index stocks issued by companies which no longer meet its investment criteria.

                                      -6-

         The weightings of stocks in the Index are based on each stock's relative total market capitalization (i.e., market price per share times the number of shares outstanding). Because of this weighting, as of July 31, 2004, approximately 27.77% and 41.77% of the Index was composed of the 10 largest and
20 largest companies, respectively, in the Index.

         The component stocks of the S&P 500 are chosen by Standard & Poor's
Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), solely with the aim of achieving a distribution by broad industry groupings that approximates the distribution of these groupings in the New York Stock Exchange
(the "NYSE") common stock population, taken as the assumed model for the composition of the total market. Since some industries are characterized by companies of relatively small stock capitalization, the S&P 500 does not comprise the 500 largest companies listed on the NYSE. Not all stocks included in the S&P 500 are listed on the NYSE. Inclusion of a stock in the S&P 500 in no way implies an opinion by S&P as to its attractiveness as an investment, nor is
S&P a sponsor of or otherwise affiliated with the Equity Fund or the Portfolio.

         CONCENTRATION: It is a fundamental policy of the Portfolio and the
Equity Fund that neither the Portfolio nor the Equity Fund may invest more than
25% of the total assets of the Portfolio or the Equity Fund, respectively, in any one industry, although the Equity Fund will invest all of its assets in the
Portfolio, and the Portfolio may and would invest more than 25% of its assets in an industry if stocks in that industry were to comprise more than 25% of the
Index. Based on the current composition of the Index, this is considered highly unlikely. If the Portfolio were to concentrate its investments in a single industry, the Portfolio and the Equity Fund would be more susceptible to any single economic, political, or regulatory occurrence than would be another investment company which was not so concentrated.

BOND FUND

         BANK OBLIGATIONS: The Bond Fund may invest in bank obligations, including:

         o    certificates of deposit, which are negotiable interest-bearing instruments with a specific maturity; certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity;

         o    time deposits (including Eurodollar time deposits), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds; time deposits earn a specified rate of interest over a definite period of time, but cannot be traded in the secondary market; time deposits with a withdrawal penalty are considered to be illiquid securities;

         o    bankers' acceptances, which are bills of exchange or time drafts drawn on and accepted by a commercial bank; they are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange; maturities are generally six months or less; and

         o    other short-term debt obligations.

         The Bond Fund's investments in bank obligations are particularly susceptible to adverse events in the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also negatively affect the bank's financial situation.

         Bank obligations may be issued by domestic banks, foreign subsidiaries, or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions.

                                      -7-

         COMMERCIAL PAPER: The Bond Fund may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

         VARIABLE RATE OBLIGATIONS: Unlike most bonds, which pay a fixed rate of interest, variable rate debt obligations pay interest at rates that change based on market interest rates. Interest rates on variable rate obligations may move in the same or in the opposite direction as market interest rates and may increase or decrease based on a multiple of the change in a market interest rate. These obligations tend to be highly sensitive to interest rate movements.

         MORTGAGE-BACKED SECURITIES: The Bond Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. Interests in pools of mortgage-related securities differ from other forms of debt instruments which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.
Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through"
of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.
Additional payments are caused by prepayments of principal resulting from the sale, refinancing, or foreclosure of the underlying property, net of fees or costs which may be incurred. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

         The principal governmental issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("Ginnie Mae"),
Fannie Mae (formerly the Federal National Mortgage Association) ("Fannie Mae"),
and Freddie Mac (formerly the Federal Home Loan Mortgage Corporation) ("Freddie
Mac"). Obligations of Ginnie Mae are backed by the full faith and credit of the
U.S. government while obligations of Fannie Mae and Freddie Mac are supported by the respective agency only.

         A portion of the Bond Fund's assets may be invested in collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by Ginnie Mae, Fannie Mae, or Freddie Mac but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage
Assets"). The Bond Fund may also invest a portion of its assets in multi-class pass-through securities which are interests in a trust composed of Mortgage
Assets. CMOs (which include multi-class pass-through securities) may be issued by agencies, authorities, or instrumentalities of the U.S. government or by private originators of or investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. In a CMO, a series of bonds or certificates is usually issued in multiple classes with different maturities. The class of
CMO, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly, or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in various ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

                                      -8-

         The Bond Fund also may invest in real estate mortgage investment conduits ("REMICs"). REMICs, which were authorized under the Tax Reform Act of
1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         Even if the U.S. government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility.
When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid. When interest rates go up, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. This particular risk, referred to as "maturity extension risk," may effectively convert a security that was considered short- or intermediate-term at the time of purchase into a long-term security. The prices of long-term securities generally fluctuate more widely than short- or intermediate-term securities in response to changes in interest rates. Thus, rising interest rates would not only likely decrease the value of the Bond Fund's fixed income securities, but would also increase the inherent volatility of the Fund by effectively converting short-term debt instruments into long-term debt instruments. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

         CORPORATE ASSET-BACKED SECURITIES: The Bond Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

         Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables.
Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

         Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (a) liquidity protection and (b) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information regarding the level of

                                      -9-

credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         MORTGAGE "DOLLAR ROLLS": The Bond Fund may enter into mortgage dollar roll transactions. In these transactions, the Bond Fund sells mortgage-backed securities for delivery in the future and at the same time contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Bond Fund does not receive principal and interest paid on the mortgage-backed securities. The Bond Fund is compensated for the lost principal and interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Bond Fund may also be compensated by receipt of a commitment fee. However, the Bond Fund takes the risk that the market price of the mortgage-backed security may drop below the future purchase price. When the Bond Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. The Bond Fund will invest only in covered rolls, which are specific types of dollar rolls for which the Bond Fund establishes a segregated account with liquid high grade debt instruments equal in value to the securities subject to repurchase by the Fund.

         SECURITIES RATED Baa or BBB: The Bond Fund may purchase securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by S&P and
securities of comparable quality. A description of the ratings applied by
Moody's and S&P is included in Appendix A. These securities may have poor protection of payment of principal and interest. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. The market prices of these securities may go up and down more than higher-rated securities and may go down significantly in periods of general economic difficulty which may follow periods of rising interest rates.

         CALL FEATURES: Certain securities held by the Bond Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Bond Fund during a time of declining interest rates, the Bond Fund may have to reinvest that money at the lower prevailing interest rates.

         ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS: The Bond Fund
may invest in debt obligations called zero coupon bonds, deferred interest bonds, and payment-in-kind ("PIK") bonds. Zero coupon bonds do not pay any interest. Instead, zero coupon bonds are issued at a significant discount from the value the Bond Fund expects to receive upon maturity. Deferred interest bonds are similar to zero coupon bonds except that they begin to pay interest after some delay. Although PIK bonds may pay interest in cash, they also are similar to zero coupon bonds or deferred interest bonds because the issuer has the option to make interest payments in additional debt obligations rather than cash. Because these bonds may not pay interest at regular intervals, changes in interest rates affect the value of zero coupon, deferred interest, and PIK bonds more than debt obligations that pay regular interest, and the credit risk of these bonds tends to be greater than the credit risk of debt obligations which pay regular interest. Even though zero coupon, deferred interest, and PIK bonds may not make payments of interest until maturity or until after a delay, the
Bond Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, it may be necessary at times for the Bond Fund to sell investments in order to make these distribution payments.

         STRIPPED SECURITIES: The Bond Fund may invest in stripped securities, such as interest-only strips (called IOs), which may receive only interest payments and other types of stripped securities, such as principal-only strips
(called POs), that may receive only principal payments. Stripped securities are more sensitive to changes in interest rates than are certain other debt instruments. The value of IOs generally will decrease as interest rates increase. As interest rates decrease, the Bond Fund's investments

                                      -10-

in IOs may be adversely affected by a rapid rate of principal payments
(including prepayments) on the underlying securities. A rapid rate of principal payments (including prepayments) may cause an IO to mature before the Bond Fund recovers its initial investment in the security. Conversely, if interest rates increase, the Bond Fund's investments in POs may be adversely affected by a lower than expected rate of principal payments (including prepayments) on the underlying securities. A lower rate of principal payments (including prepayments) effectively extends the maturity of a PO.

         SWAPS AND RELATED INVESTMENTS: The Bond Fund may use swaps, caps, collars, and floors to hedge against a change in interest rates or other rates which could affect the value of securities in its portfolio. Interest rate swaps involve the exchange by the Bond Fund with another party of their respective commitments to pay or receive interest. An equity swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the reference index. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

         The Bond Fund will maintain liquid assets with its custodian or otherwise cover its current obligations under swap transactions in accordance with current regulations and policies applicable to the Fund.

         The most significant factor in the performance of swaps, caps, floors, and collars is the change in the specific interest rate, equity, or other factor that determines the amount of payments to be made under the arrangement. If the
Manager or the Bond Fund Submanager is incorrect in its forecasts of such factors, the investment performance of the Bond Fund will be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Bond Fund, the Bond Fund must be prepared to make such payments when due. The Bond Fund will not enter into any swap unless the Manager or the Bond Fund Submanager deems the counterparty to be creditworthy. If the counterparty's creditworthiness declines, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Bond Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Bond
Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

         Swap agreements are subject to the Bond Fund's overall limit that not more than 15% of its net assets may be invested in illiquid securities.

         STRUCTURED NOTES AND INDEXED SECURITIES: The Bond Fund may invest in structured notes and indexed securities. A structured note is a debt security with its interest rate or principal determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes, or other financial indicators, or the relative change in two or more financial indicators. Indexed securities include structured notes as well as securities other than debt instruments, with their interest rates or principal determined by one or more financial indicators.

         Structured notes and indexed securities may be more volatile, less liquid, and more difficult to accurately price than less complex fixed income investments. These securities generally expose the Bond Fund to credit risks equal to that of the underlying financial indicators. The interest rate or the principal amount payable upon maturity of a structured note or indexed security may go up or down depending on

                                      -11-

changes in the underlying indicators. Structured notes and indexed securities often are less liquid than other debt instruments because they are typically sold in private placement transactions with no active trading market.

         REVERSE REPURCHASE AGREEMENTS: The Bond Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells its securities to banks, brokers or dealers, who agree to sell the securities back to the Fund at an agreed time and price. The Fund will segregate securities of a dollar amount equal in value to the securities subject to the repurchase agreement. The Fund cannot use these segregated assets to meet its current obligations. Reverse repurchase agreements are considered to be a form of borrowing. In the event of the bankruptcy of the other party to a reverse repurchase agreement, the Fund could experience delays in recovering the securities sold. To the extent that, in the meantime, the value of the securities sold has changed, the Fund could experience a loss.

         CONVERTIBLE BONDS: The Bond Fund may invest in convertible bonds, which are bonds that may be converted into stock. Convertible bonds are subject to the market risk of stocks, and, like other bonds, are also subject to interest rate risk, prepayment and extension risk, and the credit risk of their issuers.
Convertible bonds tend to offer lower rates of interest than nonconvertible bonds because the stock conversion feature represents increased potential for capital gains. Call provisions may allow the issuer to repay the debt before it matures. This may hurt the Fund's performance because it may have to reinvest the money repaid at a lower rate.

         FORWARD COMMITMENTS OR PURCHASES ON A "WHEN-ISSUED" BASIS: The Bond
Fund may invest its assets in forward commitments or commitments to purchase securities on a "when-issued" basis. Forward commitments or purchases of securities on a "when-issued" basis are transactions where the price of the securities is fixed at the time of the commitment and delivery and payment normally take place beyond conventional settlement time after the date of commitment to purchase. The Fund will make commitments to purchase obligations on a "when-issued" basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. The "when-issued"
securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a
"when-issued" basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

         While awaiting delivery of securities purchased on a "when-issued"
basis, the Fund will establish a segregated account consisting of cash and liquid securities equal to the amount of the commitments to purchase securities on such basis. If the value of these assets declines, the Fund will place additional assets of the type described in the preceding sentence in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         FUTURES CONTRACTS: Subject to applicable laws, the Bond Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts only for bona fide hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. A "sale" of a futures contract entails a contractual obligation to deliver the underlying securities or financial instruments called for by the contract, and a "purchase' of a futures contract entails a contractual obligation to acquire such securities or financial instruments, in each case in accordance with the terms of the contract. Futures contracts must be executed through a futures commission merchant, or brokerage

                                      -12-

firm, which is a member of an appropriate exchange designated as a "contract market" by the Commodity Futures Trading Commission (the "CFTC").

         When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The initial deposit may be as low as approximately five percent or less of the value of the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional "variation margin," based on decrease or increase in the value of the futures contract.

         Futures contracts call for the actual delivery or acquisition of securities, or in the case of futures contracts based on indexes, the making or acceptance of a cash settlement at a specified future time; however, the contractual obligation is usually fulfilled before the date specified in the contract by closing out the futures contract position through the purchase or sale, on a commodities exchange, of an identical futures contract. Positions in futures contracts may be closed out only if a liquid secondary market for such contract is available, and there can be no assurance that such a liquid secondary market will exist for any particular futures contract.

         The Fund's ability to hedge effectively through transactions in futures contracts depends on, among other factors, the Manager's or the Submanager's judgment as to the expected price movements in the securities or financial instruments underlying the futures contracts. In addition, it is possible in some circumstances that the Fund would have to sell securities from its portfolio to meet "variation margin" requirements at a time when it may be disadvantageous to do so.

         OPTIONS ON FUTURES CONTRACTS: The Bond Fund may purchase and write options to buy or sell futures contracts in which the Fund may otherwise invest.
These investment strategies may be used for hedging purposes. For more information regarding option contracts, please see page 40.

         An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         Options on futures contracts that are written or purchased by the Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the
CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

         The Fund may cover the writing of call options on futures contracts (a)
through purchases of the underlying futures contract or (b) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less

                                      -13-

than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. The Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash or liquid securities in an amount equal to the value of the security underlying the futures contract, or (c)
through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by the Fund, the
Fund will be required to sell the underlying futures contract which, if the Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by the Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities or financial instruments deliverable on exercise of the futures contract. The Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or financial instruments deliverable upon exercise of the futures contract. If the
Fund writes an option on a futures contract and that option is exercised, the
Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. The Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities or other financial instruments held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for the Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

         The Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the
Fund could, in lieu of selling futures contracts, purchase put options thereon.
In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

         Futures contracts and options on futures contracts may be entered into on U.S. exchanges regulated by the CFTC and on foreign exchanges. The securities underlying options and futures contracts traded by the Fund may include domestic as well as foreign securities, subject to the Fund's investment objectives.
Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S.
markets.

                                      -14-

GENERAL (INVESTMENT TECHNIQUES AND POLICIES APPLYING TO MORE THAN ONE FUND AS
SPECIFIED BELOW)

         ILLIQUID INVESTMENTS: Each of the Portfolio and the Equity Fund may
invest up to 15% of its net assets in illiquid securities, or securities for which there is no readily available market. The Bond Fund may invest up to 15%
of its net assets in illiquid securities, or securities for which there is no readily available market, including privately placed restricted securities. The absence of a trading market may make it difficult to establish a market value for illiquid securities. It may be difficult or impossible for the Portfolio or a Fund to sell illiquid securities at the desired time and at an acceptable price.

         RULE 144A SECURITIES: Each Fund may invest in certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers. The Equity Fund has no current intention to invest in these securities.

         One effect of Rule 144A is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities will develop or be maintained. In promulgating Rule 144A, the SEC stated that the ultimate responsibility for liquidity determinations is that of an investment company's board of directors. However, the SEC stated that the board may delegate the day-to-day function of determining liquidity to the fund's investment adviser, provided that the board retains sufficient oversight.

         To the extent that liquid Rule 144A securities that a Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of that Fund's assets invested in illiquid assets would increase. The Manager and the applicable Submanager will monitor a
Fund's investments in Rule 144A securities and will consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

         REPURCHASE AGREEMENTS: Each Fund may invest in repurchase agreements that are fully collateralized by securities in which the Fund may otherwise invest. A repurchase agreement involves the purchase of a security that must later be sold back to the seller (which is usually a member bank of the U.S.
Federal Reserve System or a member firm of the NYSE (or a subsidiary thereof))
at an agreed time (usually not more than seven days from the date of purchase)
and price. The resale price reflects the purchase price plus an agreed-upon market rate of interest. Under the Investment Company Act of 1940, as amended
(the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although a Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund could experience delays in recovering either the securities or cash. To the extent that, in the meantime, the value of the securities purchased has decreased, a Fund could experience a loss.

         NON-U.S. INVESTMENTS: The Bond Fund may invest in obligations of foreign issuers, and the Equity Fund may invest in stocks of foreign issuers included in the Index (provided that the stocks are traded in the United States in the form of American Depositary Receipts, as described below, or similar instruments the market for which is denominated in United States dollars).
Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to any Fund's investments, the effect may be to reduce the income received by the Fund on such investments.

                                      -15-

         The Equity Fund may hold securities of non-U.S. issuers in the form of
American Depositary Receipts ("ADRs"). Generally, ADRs in registered form are designed for use in U.S. securities markets. ADRs are denominated in U.S.
dollars and represent an interest in the right to receive securities of non-U.S.
issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers.
However, by investing in ADRs rather than directly in equity securities of
non-U.S. issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. For purposes of the Fund's investment policies, investments in ADRs and similar instruments will be deemed to be investments in the underlying equity securities of non-U.S. issuers. The Equity
Fund may acquire depositary receipts from banks that do not have a contractual relationship with the issuer of the security underlying the depositary receipt to issue and secure such depositary receipt. To the extent the Fund invests in such unsponsored depositary receipts there may be an increased possibility that the Fund may not become aware of events affecting the underlying security and thus the value of the related depositary receipt. In addition, certain benefits
(i.e., rights offerings) which may be associated with the security underlying the depositary receipt may not inure to the benefit of the holder of such depositary receipt.

         LOANS OF SECURITIES: Consistent with applicable regulatory policies, including those of the Board of Governors of the Federal Reserve System and the
SEC, each Fund may make loans of its securities to brokers, dealers, or other financial institutions, provided that (a) the loan is secured continuously by collateral, consisting of securities, cash or cash equivalents, which is marked to market daily to ensure that each loan is fully collateralized at all times,
(b) the applicable Fund may at any time call the loan and obtain the return of the securities loaned within three business days, (c) the applicable Fund will receive any interest or dividends paid on the securities loaned, and (d) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the applicable Fund.

         A Fund will earn income for lending its securities either in the form of fees received from the borrower of the securities or in connection with the investment of cash collateral in short-term money market instruments. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

         In connection with lending securities, a Fund may pay reasonable finders, administrative, and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the applicable Fund,
Domini, or the applicable Submanager.

         OPTIONS ON SECURITIES AND INDEXES: Although it has no current intention to do so, the Equity Fund may in the future enter into certain transactions in stock options. The Bond Fund may enter into certain transactions in options involving securities in which the Fund may otherwise invest and options in indexes based on securities in which the Fund may otherwise invest. Each Fund may enter into such options transactions for the purpose of hedging against possible increases in the value of securities which are expected to be purchased by the respective Fund or possible declines in the value of securities which are expected to be sold by that Fund. Generally, the Equity Fund would only enter into such transactions on a short-term basis pending readjustment of its holdings of underlying stocks.

         The purchase of an option on a security provides the holder with the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, for a fixed price at any time up to a stated expiration date. The holder is required to pay a non-refundable premium, which represents the purchase price of the option. The holder of an option can lose the entire amount of the premium, plus related transaction costs, but not more. Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or deliver the security in return for the purchase price in the case of a put option.

                                      -16-

         Prior to exercise or expiration, an option position may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the exchange on which the position was originally established. While a Fund would establish an option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular option contract at any specific time. In that event, it may not be possible to close out a position held by a
Fund, and that Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out option positions also could have an adverse impact on a Fund's ability effectively to hedge its portfolio.

         Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments, and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

         Transactions by a Fund in options on securities will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of
Domini or a Submanager. An exchange, board of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

         SHORT SALES: Although they have no current intention to do so, each
Fund may make short sales of securities or maintain a short position, if at all times when a short position is open, the Fund owns an equal amount of such securities, or securities convertible into such securities.

         CASH RESERVES: Each Fund may invest cash reserves in short-term debt securities (i.e., securities having a remaining maturity of one year or less)
issued by agencies or instrumentalities of the United States government, bankers' acceptances, commercial paper, certificates of deposit, bank deposits, or repurchase agreements, provided that the issuer satisfies certain social criteria. The Funds do not currently intend to invest in direct obligations of the United States government. Short-term debt instruments purchased by a Fund will be rated at least P-1 by Moody's or A-1+ or A-1 by S&P or, if not rated, determined to be of comparable quality by the Board of Trustees. The Equity
Fund's policy is to hold its assets in such securities pending readjustment of its portfolio holdings of stocks comprising the Index and in order to meet anticipated redemption requests.

                            -------------------------

         The approval of the shareholders of the Funds and, as applicable, the investors in the Portfolio, is not required to change the investment objective or any of the investment policies discussed above (other than the policy regarding concentration by the Equity Fund and the Portfolio), including those concerning security transactions.

                              PROXY VOTING POLICIES

         Each Fund has adopted proxy voting policies and procedures to ensure that all proxies for securities held by that Fund are cast in the best interests of the Fund's shareholders. Because each Fund has a fiduciary duty to vote all shares in the best interests of its shareholders, each Fund votes proxies after considering its shareholders' financial interests and social objectives. The proxy voting policies and procedures are designed to ensure that all proxies are voted in the best interests of Fund shareholders by

                                      -17-

isolating the proxy voting function from any potential conflicts of interest. In most instances, votes are cast according to predetermined policies, and potential conflicts of interest cannot influence the outcome of voting decisions. There are, however, several voting guidelines that require a case-by-case determination, and other instances where votes may vary from predetermined policies. Certain procedures have been adopted to ensure that conflicts of interest in such circumstances are identified and appropriately addressed. The Board of Trustees of the Domini Funds has delegated the responsibility to vote proxies for the Funds to Domini. More details about the
Domini Funds' proxy voting guidelines and Domini's proxy voting policies and procedures, including procedures adopted by Domini to address any potential conflicts of interest, are provided in the complete Proxy Voting Policies and
Procedures in Appendix B.

         All proxy votes cast for the Domini Funds are posted to Domini's website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June
30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC's website at www.sec.gov.

                         PORTFOLIO HOLDINGS INFORMATION

         Domini and each of the Funds maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the
Funds. These portfolio holdings disclosure policies have been approved by the
Board of Trustees of the Funds.

         Disclosure of each Fund's complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (currently, each
January 31, April 30, July 31, and October 31) in the Annual Report and
Semi-Annual Report to Fund shareholders and in the quarterly holdings report on
Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. In addition, Domini's website (www.domini.com)
contains information about each Fund's complete portfolio holdings, including, as applicable, the security description, the ticker, the security identification number, price per share, par value, interest rate, maturity date, market value, and percentage of total investments updated as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31).
This information is provided on the website with a lag of at least 30 days and will be available until updated for the next calendar quarter. This information is publicly available to all categories of persons.

         From time to time rating and ranking organizations such as Standard and
Poor's may request complete portfolio holdings information in connection with rating a Fund. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a
Fund's portfolio along with related performance attribution statistics. The
Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least 30 days, as described above. In addition, the Director of Compliance of Domini, or his or her designee, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with different lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program,
(3) the recipient will not provide access to third parties to this information, and (4) the recipient will receive this information no earlier than seven business days after the end of the calendar quarter. Currently, the Funds have obtained confidentiality agreements and have arrangements to provide additional disclosure of portfolio holdings

                                      -18-

information to the following rating and ranking organizations and pension plan consultants: Bidart & Ross, Inc.; Cambridge Associates LLC; Jeffrey Slocum &
Associates, Inc.; Marquette Associates, Inc.; Mercer Inc.; New England Pension
Consultants; and Standard and Poor's.

         In addition, the Funds' service providers, such as the Funds'
subadvisers, custodian, and transfer agent may receive portfolio holdings information in connection with their services to the Funds.

         In no event shall Domini, Domini's affiliates or employees, or the
Funds receive any direct or indirect compensation in connection with the disclosure of information about a Fund's portfolio holdings.

                             INVESTMENT RESTRICTIONS

         FUNDAMENTAL RESTRICTIONS: Each of the Funds and the Portfolio have adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding voting securities" (as defined in the
1940 Act) of the applicable Fund or the Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i)
67% or more of the outstanding "voting securities" of a Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of that Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding
"voting securities" of a Fund or the Portfolio, respectively. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act except that each Fund shareholder will have one vote for each dollar of net asset value.

         Except as described below, whenever the Equity Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Equity
Fund will hold a meeting of its shareholders and will cast its vote proportionately as instructed by its shareholders. However, subject to applicable statutory and regulatory requirements, the Equity Fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the Equity Fund, would not require the vote of the shareholders of the Equity Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Equity Fund.
Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Equity Fund, would nevertheless be voted on by the Trustees of the Equity Fund.

         Neither the Funds nor the Portfolio may:

         (1)      borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

         (2)      make loans to other persons if such loans are prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

         (3)      purchase or sell real estate or interests in oil, gas or
mineral leases in the ordinary course of business (each of the Fund and the
Portfolio reserves the freedom of action to hold and to sell real estate acquired as the result of the ownership of securities by the Fund or the
Portfolio, as applicable);

         (4)      purchase or sell commodities or commodities contracts in the ordinary course of business (the foregoing shall not preclude the Fund or the
Portfolio from purchasing or selling futures contracts or options thereon);

                                      -19-

         (5)      underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as either the Fund or the Portfolio may technically be deemed an underwriter under the 1933 Act, in selling a security; or

         (6)      issue any senior security (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

         In addition, neither the EQUITY FUND nor the PORTFOLIO may:

         (7)      invest more than 25% of its assets in any one industry except that (a) all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act and (b) if an investment objective or strategy of the Fund or the
Portfolio is to match the performance of an index and the stocks in a single industry comprise more than 25% of such index, the Fund or the Portfolio, as applicable, may invest more than 25% of its assets in that industry.

         In addition, the BOND FUND may not:

         (8)      concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction.

         For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing.

         In addition, as a matter of fundamental policy, each of the Equity Fund and the Portfolio will invest all of its investable assets in (a) securities and instruments that meet social criteria, (b) one or more investment companies that apply social criteria in selecting securities and instruments, (c) cash, and (d)
any combination of the foregoing.

         NON-FUNDAMENTAL RESTRICTIONS: The following policies are not fundamental and may be changed with respect to a Fund by that Fund without approval of the Fund's shareholders or with respect to the Portfolio by the
Portfolio without the approval of the Equity Fund or its other investors. Each
Fund will comply with the state securities laws and regulations of all states in which it is registered.

         None of the Funds nor the Portfolio will, as a matter of operating policy:

          (1)      as to 75% of its total assets, purchase securities of any
issuer if such purchase at the time thereof would cause more than 5% of the
Fund's or the Portfolio's total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by (a) the United States, (b) any state or political subdivision thereof, (c) any political subdivision of any such state, or (d) any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state), provided that, for purposes of this restriction, (i) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (ii) each Fund and the Portfolio may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; or

                                      -20-

         (3)      as to 75% of its total assets, purchase securities of any
issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund or the Portfolio, as applicable, provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) each Fund and the
Portfolio may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

         Neither the EQUITY FUND nor the PORTFOLIO will as a matter of operating policy invest more than 15% of the net assets of the Fund or the Portfolio, as applicable, in illiquid securities, except that each of the Equity Fund and the
Portfolio may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder.

         Neither the EQUITY FUND nor the PORTFOLIO will as a matter of operating policy purchase puts, calls, straddles, spreads, and any combination thereof if the value of its aggregate investment in such securities will exceed 5% of the
Fund's or the Portfolio's, as applicable, total assets at the time of such purchase.

         As a non-fundamental policy, the EQUITY FUND will, under normal circumstances and as a matter of operating policy, invest at least 80% of its assets in equity securities and related investments with similar economic characteristics. Shareholders in the Equity Fund will be provided with at least
60 days' prior notice of any change in the non-fundamental policy set forth in this paragraph.

         In addition, as a non-fundamental policy, the PORTFOLIO will, under normal circumstances and as a matter of operating policy, invest at least 80% of its assets in securities of companies included in the Domini 400 Social Index and related investments with similar economic characteristics. The Portfolio will provide its investors, including the Equity Fund, with at least 60 days'
prior notice of any change in the non-fundamental policy set forth in this paragraph.

         As a non-fundamental policy, the BOND FUND will, under normal circumstances, invest at least 80% of its assets in bonds and similar debt instruments. Shareholders in the Bond Fund will be provided with at least 60 days' prior notice of any change in the non-fundamental policy set forth in this paragraph.

         PERCENTAGE AND RATING RESTRICTIONS: If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a subsequent change in circumstances will not be considered a violation of policy; provided that if at any time the ratio of borrowings of a Fund or the Portfolio to the net asset value of that Fund or the
Portfolio, respectively, exceeds the ratio permitted by Section 18(f) of the
1940 Act, the applicable Fund or the Portfolio as the case may be, will take the corrective action required by Section 18(f).

                          3. DETERMINATION OF NET ASSET
                   VALUE; VALUATION OF PORTFOLIO SECURITIES;
                    ADDITIONAL PURCHASE AND SALE INFORMATION

         The net asset value of each share of each class of the Funds is determined each day on which the NYSE is open for trading ("Fund Business Day").
As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday, except in an emergency and the following holidays: New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This
determination of net asset value of shares of each class of the Funds is made once during each such day as of the close of regular

                                      -21-

trading of the NYSE by dividing the value of the net assets of the applicable class (i.e., for a class of the Equity Fund the value of its investment in the
Portfolio and any other assets less its liabilities, including expenses payable or accrued, for a class of the Bond Fund the value of its assets less its liabilities, including expenses payable or accrued) by the number of shares of the class outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of the next determination of net asset value following the receipt of any purchase or redemption order deemed to be in good order. See "Shareholder Manual" in the Prospectus.

         The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Equity Fund determines its net asset value per share of each class. The net asset value of the investment of each class of the Equity Fund in the Portfolio is equal to that class' pro rata share of the total investment of the class and of other investors in the Portfolio less that class' pro rata share of the Portfolio's liabilities.

         Securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not
available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Options and futures contracts are normally valued at the settlement price on the exchange on which they are traded.

         Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Portfolio's or a Fund's Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of
Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

         Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by independent pricing services, use of which has been approved by the Board of Trustees of the
Portfolio or the Funds, as applicable. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

         Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of
Trustees of the Portfolio or the Funds, as applicable. Amortized cost involves valuing an instrument at its original cost to the Portfolio or a Fund, as applicable, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         Portfolio securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's or the Funds', as applicable, Board of Trustees.
Because the Portfolio invests primarily in the stocks of large-cap U.S.
companies that are traded on U.S. exchanges, it is expected that there would be limited circumstances in which the Portfolio would use fair value pricing

                                      -22-

-- for example, if the exchange in which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Portfolio calculated its net asset value. The Domini Social Bond Fund may invest in certain community development investments for which a market price might not readily be available, provided that the Fund may not invest more than 15% of its net assets in illiquid securities. In those circumstances, the fair value of the community development investment is determined by using methods approved by the Fund's Board of
Trustees.

         A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the
Portfolio's or the Funds', as applicable, Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Portfolio or a Fund, as applicable, could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (a) the fundamental analytical data relating to the investment, (b) the nature and duration of restrictions on disposition of the securities, and (c) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         Interest income on long-term obligations is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued less amortization of premium.

         Shares may be purchased directly from the Distributor or through
Service Organizations (see "Transfer Agent, Custodian, and Service
Organizations" below) by clients of those Service Organizations. If an investor purchases shares through a Service Organization, the Service Organization must promptly transmit such order to the appropriate Fund so that the order receives the net asset value next determined following receipt of the order. Investors wishing to purchase shares through a Service Organization should contact that organization directly for appropriate instructions. Investors making purchases through a Service Organization should be aware that it is the responsibility of the Service Organization to transmit orders for purchases of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis.

         Each Fund has authorized certain brokers to accept on its behalf purchase and redemption orders and has authorized these brokers to designate intermediaries to accept such orders. Each Fund will be deemed to have received such an order when an authorized broker or its designee accepts the order.
Orders will be priced at the appropriate Fund's net asset value next computed after they are accepted by an authorized broker or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

         The Funds' Board of Trustees has adopted policies and procedures that are designed to discourage and detect excessive trading and market timing activities. These policies and procedures provide that Domini reviews transactions in excess of specific limits each day in order to monitor trading activity. If Domini suspects market timing, we cancel the transaction if possible and close the account

                                      -23-

and/or broker number to prevent any future activity. The Funds do not maintain any arrangements to permit excessive trading and market timing activities.

         In addition, the Board of Trustees has approved a redemption fee to discourage the Funds from being used as vehicles for frequent short-term shareholder trading. Each Fund will deduct a redemption fee of 2% from any redemption or exchange proceeds if a shareholder sells or exchanges shares after holding them less than 90 days. The redemption fee will be deducted from a shareholder's redemption proceeds and returned to the applicable Fund. If a shareholder acquired shares on different days, the "first in, first out" (FIFO)
method is used to determine the holding period. This means that the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies.

         The redemption fee is not imposed on: (i) shares acquired as a result of reinvestment of dividends or distributions; (ii) shares purchased, exchanged, or redeemed by means of a preapproved Automatic Investment Plan or Systematic
Withdrawal Plan arrangement; (iii) shares redeemed by omnibus accounts maintained by intermediaries that do not have the systematic capability to process the redemption fee; (iv) shares redeemed through certain qualified retirement plans that do not have the systematic capability to process the redemption fee; (v) shares redeemed following the death of a shareholder; (vi)
shares redeemed on the initiation of a Fund (e.g., for failure to meet account minimums); or (vii) Class R shares purchased prior to November 30, 2004. The
Funds reserve the right to waive or impose the redemption fee or withdraw waivers in their discretion.

         Omnibus account arrangements permit financial intermediaries such as brokers and retirement plan administrators to aggregate their clients'
transactions. In these circumstances, the Funds do not know the identity of the shareholders in the omnibus account and must rely on systems of the financial intermediary or retirement plan to charge the redemption fee. The Funds encourage intermediaries that maintain omnibus accounts and retirement plan administrators to develop systems to impose mutual fund redemption fees. Because omnibus accounts aggregate individual investor transactions, it is difficult for the Funds to review transactions of any specific individual investor without the assistance of the financial intermediary that maintains the omnibus account.

                  4. MANAGEMENT OF THE FUNDS AND THE PORTFOLIO

         The management and affairs of the Trust and the Funds are supervised by the Trust's Board of Trustees under the laws of the Commonwealth of
Massachusetts. The management and affairs of the Portfolio are supervised by the
Portfolio's Board of Trustees under the laws of the State of New York.

                   The Trustees and officers of the Trust and the Portfolio,
their ages, their principal occupations during the past five years (including directorships), and the number of investment companies in the Domini family of funds that the Trustees oversee are set forth below. Their titles may have varied during that period. Each Trustee holds office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office.

         Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Funds and the Trust. Each Trustee
and officer of the Trust noted as an "interested person" is interested by virtue of his or her position with Domini as described in the table below. Unless otherwise indicated below, the address of each Trustee and officer is 536
Broadway, 7th Floor, New York, New York 10012.

                                      -24-

              TRUSTEES AND OFFICERS OF THE TRUST AND THE PORTFOLIO

                     POSITION(S) HELD                                       NUMBER OF FUNDS AND
                    WITH THE TRUST AND                                     PORTFOLIOS IN DOMINI
                     THE PORTFOLIO AND     PRINCIPAL OCCUPATION(S) DURING     FAMILY OF FUNDS      OTHER DIRECTORSHIPS
  NAME AND AGE     LENGTH OF TIME SERVED            PAST 5 YEARS            OVERSEEN BY TRUSTEE    HELD BY TRUSTEE(1)
------------------ ---------------------- -------------------------------- ---------------------- ----------------------

INTERESTED
TRUSTEE AND
OFFICER:

Amy L. Domini*     Chair, President,      President and CEO (since 2002)             4                    None
Age: 54            and Trustee of the     and Manager (since 1997),
                   Trust and the          Domini Social Investments LLC;
                   Portfolio since 1990   Manager, DSIL Investment
                                          Services LLC (since 1998); Director,
                                          Tom's of Maine, Inc. (natural care
                                          products) (since 2004); Board
                                          Member, Progressive Government
                                          Institute (nonprofit education on
                                          executive branch of the federal
                                          government) (since 2003); Board
                                          Member, Financial Markets Center
                                          (nonprofit financial markets research
                                          and education resources provider)
                                          (2002-2004); Manager, Domini Holdings
                                          LLC (holding company) (since 2002);
                                          Trustee, New England Quarterly
                                          (periodical) (since 1998); Board
                                          Member, Social Investment Forum (trade
                                          organization) (1995-1999); Trustee,
                                          Episcopal Church Pension Fund (since
                                          1994); CEO, Secretary, and Treasurer,
                                          KLD Research & Analytics, Inc. (social
                                          research provider) (1990-2000);
                                          Private Trustee, Loring, Wolcott &
                                          Coolidge Office (fiduciary) (since
                                          1987).
DISINTERESTED
TRUSTEES:

Julia Elizabeth    Trustee of the Trust   Director and President, Alpha              4                    None
Harris             and the Portfolio      Global Solutions, LLC
Age: 56            since 1999             (agribusiness) (since 2004);
                                          Trustee, Fiduciary Trust
                                          Company (financial
                                          institution) (since 2001);
                                          Director and Treasurer, Boom
                                          Times, Inc.

                                      -25-

                     POSITION(S) HELD                                       NUMBER OF FUNDS AND
                    WITH THE TRUST AND                                     PORTFOLIOS IN DOMINI
                     THE PORTFOLIO AND     PRINCIPAL OCCUPATION(S) DURING     FAMILY OF FUNDS      OTHER DIRECTORSHIPS
  NAME AND AGE     LENGTH OF TIME SERVED            PAST 5 YEARS            OVERSEEN BY TRUSTEE    HELD BY TRUSTEE(1)
------------------ ---------------------- -------------------------------- ---------------------- ----------------------

                                          (membership organization)
                                          (1997-1999); Vice President,
                                          UNC Partners, Inc.
                                          (financial management)
                                          (since 1990).

Kirsten S. Moy     Trustee of the Trust   Board Member, Community                    4                    None
Age: 57            and the Portfolio      Reinvestment Fund (since
                   since 1999             2003); Director, Economic
                                          Opportunities Program, The
                                          Aspen Institute (research and
                                          education) (since 2001); Group
                                          Leader, Financial Innovations
                                          Roundtable (research)
                                          (2000-2001); Member, Board of
                                          Overseers, Graduate Program in
                                          Community Development at
                                          Southern New Hampshire
                                          University (1999-2002);
                                          Consultant on Social
                                          Investments, Equitable
                                          Life/AXA (1998-2001); Project
                                          Director, Community
                                          Development Innovation and
                                          Infrastructure Initiative
                                          (research) (1998-2001).

William C. Osborn  Trustee of the Trust   Manager, Massachusetts Green               4                    None
Age: 60            since 1990             Energy Fund Management 1, LLC
                   Trustee of the         (venture capital) (since
                   Portfolio since 1997   2004); Manager, Commons
                                          Capital Management LLC (venture
                                          capital) (since 2000); Special
                                          Partner/Consultant, Arete Corporation
                                          (venture capital) (since 1999);
                                          Director, World Power Technologies,
                                          Inc. (power equipment production)
                                          (1999-2004); Director, Investors'
                                          Circle (socially responsible investor
                                          network) (since 1999);
                                          Principal/Manager, Venture Investment
                                          Management Company LLC (venture
                                          capital) (1996-1999).

Karen Paul         Trustee of the Trust   Visiting Professor, Escuela                4                    None
Age: 60            since 1990             Graduado Administracion
                   Trustee of the         Direccion Empresas, Instituto
                   Portfolio since 1997   Tecnologico y de Estudios
                                          Superiores de Monterrey

                                      -26-

                     POSITION(S) HELD                                       NUMBER OF FUNDS AND
                    WITH THE TRUST AND                                     PORTFOLIOS IN DOMINI
                     THE PORTFOLIO AND     PRINCIPAL OCCUPATION(S) DURING     FAMILY OF FUNDS      OTHER DIRECTORSHIPS
  NAME AND AGE     LENGTH OF TIME SERVED            PAST 5 YEARS            OVERSEEN BY TRUSTEE    HELD BY TRUSTEE(1)
------------------ ---------------------- -------------------------------- ---------------------- ----------------------

                                          (2004); Professor, Catholic
                                          University of Bolivia (2003);
                                          Fulbright Fellow, U.S. Department
                                          of State (2003); Partner,
                                          Trinity Industrial Technology
                                          (1997-2002); Executive Director,
                                          Center for Management in the
                                          Americas (1997-2002); Professor
                                          of Management and International
                                          Business, Florida International
                                          University (since 1990).

Gregory A.         Trustee of the Trust   Community Investment                       4                    None
Ratliff            and the Portfolio      Consultant (self-employment)
Age: 44            since 1999             (since 2002); Senior Fellow,
                                          The Aspen Institute (research
                                          and education) (2002);
                                          Director, Economic
                                          Opportunity, John D. and
                                          Catherine T. MacArthur
                                          Foundation (private
                                          philanthropy) (1997-2002).

John L. Shields    Trustee of the Trust   Advisory Board Member,                     4                    None
Age: 51            and the Portfolio      Vestmark, Inc. (software
                   since 2004             company) (since 2003);
                                          Managing Principal, Shields
                                          Smith & Webber LLC (management
                                          consulting firm) (since 2002);
                                          President and CEO, Citizens
                                          Advisers, Inc. (1998-2002);
                                          President and CEO, Citizens
                                          Securities, Inc. (1998-2002);
                                          President and Trustee,
                                          Citizens Funds (1998-2002).

                                      -27-

                     POSITION(S) HELD                                      NUMBER OF FUNDS AND
                    WITH THE TRUST AND                                    PORTFOLIOS IN DOMINI
                     THE PORTFOLIO AND                                       FAMILY OF FUNDS      OTHER DIRECTORSHIPS
  NAME AND AGE     LENGTH OF TIME SERVED     PRINCIPAL OCCUPATION(S)       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE(1)
                                               DURING PAST 5 YEARS
------------------ ---------------------- ------------------------------- ---------------------- ----------------------

Frederick C.       Trustee of the Trust   President's Advisory Board,               4                    None
Williamson, Sr.    since 1997             Salve Regina University,
Age: 89            Trustee of the         Newport, R.I. (since 1999);
                   Portfolio since 1990   Board Member, Preserve Rhode
                                          Island (nonprofit preservation) (since
                                          1999); Board of Directors, Grow Smart
                                          Rhode Island (nonprofit state
                                          planning) (since 1998); Advisor,
                                          National Parks and Conservation
                                          Association (1997-2001); Chairman,
                                          Rhode Island Historical Preservation
                                          and Heritage Commission (state
                                          government) (since 1995); Treasurer
                                          and Trustee, RIGHA Foundation
                                          (charitable foundation supporting
                                          healthcare needs) (since 1994);
                                          Trustee, National Park Trust
                                          (nonprofit land acquisition) (since
                                          1983); Trustee, Rhode Island Black
                                          Heritage Society (nonprofit education)
                                          (since 1974); State Historic
                                          Preservation Officer (state
                                          government) (since 1969).
OFFICERS:

Elizabeth L.       Secretary and Chief    Chief Compliance Officer                 N/A                    N/A
Belanger*          Compliance Officer     (since 2004) and Director of
Age: 32            of the Trust and       Compliance (since 2003),
                   Portfolio since 2004   Domini Social Investments
                                          LLC; Associate, Bingham McCutchen LLP
                                          (law firm) (1997-2003).

Adam M. Kanzer*    Chief Legal Officer    General Counsel and Director             N/A                    N/A
Age: 38            of the Trust and the   of Shareholder Advocacy,
                   Portfolio since 2003   Domini (since 1998).

Carole M. Laible*  Treasurer of the       Chief Operating Officer                  N/A                    N/A
Age: 41            Trust and the          (since 2002) and
                   Portfolio since 1997   Financial/Compliance Officer
                                          (1997-2003), Domini Social
                                          Investments LLC; President

                                      -28-

                     POSITION(S) HELD                                      NUMBER OF FUNDS AND
                    WITH THE TRUST AND                                    PORTFOLIOS IN DOMINI
                     THE PORTFOLIO AND                                       FAMILY OF FUNDS      OTHER DIRECTORSHIPS
  NAME AND AGE     LENGTH OF TIME SERVED     PRINCIPAL OCCUPATION(S)       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE(1)
                                               DURING PAST 5 YEARS
------------------ ---------------------- ------------------------------- ---------------------- ----------------------

                                          and CEO (since 2002), Chief
                                          Compliance Officer (since
                                          2001), Chief Financial
                                          Officer, Secretary, and
                                          Treasurer (since 1998), DSIL
                                          Investment Services LLC.

Steven D.          Vice President of      Chief Investment Officer                 N/A                    N/A
Lydenberg*         the Trust and the      (since 2003) and Member
Age: 59            Portfolio since 1990   (since 1997), Domini Social
                                          Investments LLC; Director
                                          (1990-2003) and Director of
                                          Research (1990-2001), KLD
                                          Research & Analytics, Inc.
                                          (social research provider).

(1) This includes all directorships (other than those of the Domini Funds) that are held by each Trustee as a director of a public company or a registered investment company.

                                   COMMITTEES

         The Board of Trustees of the Trust has a standing Audit Committee composed of all of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee met twice during the
Funds' last fiscal year to review the internal and external accounting procedures of the Funds and, among other things, to consider the selection of independent certified public accountants for the Funds, to approve all significant services proposed to be performed by the accountants, and to consider the possible effect of such services on their independence.

         The Board of Trustees also has a standing Nominating Committee. All of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act are members of the Nominating Committee. The Nominating Committee
is responsible for, among other things, recommending candidates to fill vacancies on the Board of Trustees. The Nominating Committee met three times during the Funds' last fiscal year. The Nominating Committee will consider nominees recommended by shareholders. If you would like to recommend a nominee to the Nominating Committee, please deliver your recommendation in writing to the Secretary of the Trust, 536 Broadway, 7th Floor, New York, New York 10012.

             OWNERSHIP OF SHARES IN THE FUNDS AND IN OTHER ENTITIES

         The following table shows the amount of equity securities owned by the
Trustees in the Funds and in all investment companies in the Domini family of funds supervised by the Trustees as of December 31, 2003:

                                      -29-

                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                          EQUITY SECURITIES IN ALL
                                                                                            INVESTMENT COMPANIES
                                     DOLLAR RANGE OF EQUITY    DOLLAR RANGE OF EQUITY    OVERSEEN BY THE TRUSTEE IN
                                    SECURITIES IN THE EQUITY   SECURITIES IN THE BOND            THE DOMINI
          NAME OF TRUSTEE                     FUND                      FUND                   FAMILY OF FUNDS

  INTERESTED TRUSTEE:

  Amy L. Domini                         over $100,000              $10,001 - $50,000          over $100,000

  DISINTERESTED TRUSTEES:

  Julia Elizabeth Harris                $1 - $10,000               $0                         $1 - $10,000
  Kirsten S. Moy                        $10,001 - $50,000          $0                         $10,001 - $50,000
  William C. Osborn                     over $100,000              $0                         over $100,000
  Karen Paul                            $10,001 - $50,000          $10,001 - $50,000          $50,001 - $100,000
  John L. Shields(1)                    N/A                        N/A                        N/A
  Gregory A. Ratliff                    $1 - $10,000               $0                         $1-$10,000
  Frederick C. Williamson, Sr.          $50,001 - $100,000         $10,001 - $50,000          $50,001 - $100,000

   (1) Mr. Shields was appointed as a Trustee on June 1, 2004.

                     COMPENSATION AND INDEMNITY OF TRUSTEES

         Information regarding compensation paid to the Trustees by the Trust for the fiscal year ended July 31, 2004, is set forth below. Ms. Domini is not compensated by the Trust for her service as a Trustee because of her affiliation with Domini.

         Each of the Trustees who are not interested persons receives an annual retainer for serving as a Trustee of the Trust, the Portfolio, and the Domini
Institutional Trust of $10,000, and in addition, receives $1,250 for attendance at each joint meeting of the Boards of the Trust, the Portfolio, and the Domini
Institutional Trust (reduced to $625 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings.

                                                                                                  TOTAL COMPENSATION FROM
                                                                                                       THE TRUST, THE
                                                      PENSION OR RETIREMENT    ESTIMATED ANNUAL      PORTFOLIO, AND THE
                                       AGGREGATE       BENEFITS ACCRUED AS      BENEFITS UPON       DOMINI INSTITUTIONAL
                                     COMPENSATION     PART OF FUND EXPENSES       RETIREMENT         TRUST PAID TO THE
         NAME OF TRUSTEE            FROM THE TRUST                                                       TRUSTEE(1)

INTERESTED TRUSTEE:

Amy L. Domini                            None                  None                  None                   None

DISINTERESTED TRUSTEES:

Julia Elizabeth Harris                  $6,525                 None                  None                 $15,000
Kirsten S. Moy                          $6,525                 None                  None                 $15,000
William C. Osborn                       $6,525                 None                  None                 $15,000
Karen Paul                              $6,525                 None                  None                 $15,000
Gregory A. Ratliff                      $5,989                 None                  None                 $13,750
John L. Shields(2)                      $   732                None                  None                 $  1,667
Frederick C. Williamson, Sr.            $6,525                 None                  None                 $15,000

(1)   As of July 31, 2004, there were four funds in the Domini family of funds.
(2)   Mr. Shields was appointed as a Trustee on June 1, 2004.

                                      -30-

         The Trustees who are not "interested persons" (the "Disinterested
Trustees") of the Trust as defined by the 1940 Act are the same as the
Disinterested Trustees of the Portfolio. Any conflict of interest between the
Equity Fund and the Portfolio will be resolved by the Trustees in accordance with their fiduciary obligations and in accordance with the 1940 Act. The
Trust's Declaration of Trust provides that it will indemnify its Trustees and officers (the "Indemnified Parties") against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that the Indemnified Parties engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that the Indemnified Parties did not act in good faith in the reasonable belief that their actions were in the best interests of the
Trust. In case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such Indemnified Parties have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         As of October 31, 2004, all Trustees and officers of the Trust and the
Portfolio as a group owned less than 1% of any Fund's outstanding shares.

         As of October 31, 2004, the following shareholders of record owned 5%
or more of the outstanding Investor shares of the Equity Fund: Charles Schwab &
Co., Reinvest Account, Attn: Mutual Funds, 101 Montgomery Street, San Francisco,
CA 94104-4122 (5,880,110.048 shares, 12.68%); Manulife Financial, 250 Bloor
Street East, 7E Floor, Toronto, Ontario, Canada M4W 1E5 (4,290,995.060 shares,
9.25%); Fidelity Investments Institutional Operations Co., as Agent for Certain
Employee Benefit Plans, 100 Magellan Way #KW1C, Covington, KY 41015-1987
(3,197,768.491 shares, 6.89%); and National Financial Services Corp., For the
Exclusive Benefit of Customers, Church Street Station, P.O. Box 3908, New York,
NY 10008-3908 (2,466,384.088 shares, 5.32%). As of October 31, 2004, the following shareholder of record owned 5% or more of the outstanding Class R shares of the Equity Fund: Fidelity Investments Institutional Operations Co., as
Agent for Certain Employee Benefit Plans, 100 Magellan Way #KWIC, Covington, KY
41015-1987 (2,176, 258.620 shares, 65.60%). The Equity Fund has no knowledge of any other owners of record or beneficial owners of 5% or more of any class of the outstanding shares of that Fund.

         As of October 31, 2004, the following shareholder of record owned 5% or more of the outstanding Investor shares of the Bond Fund: Charles Schwab & Co.,
Special Custody Account for the Benefit of Customers, Attn: Mutual Funds, 101
Montgomery Street, San Francisco, CA 94104-4122 (1,764,418.097 shares, 31.24%).
As of October 31, 2004, the following shareholder of record owned 5% or more of the outstanding Class R shares of the Bond Fund: Domini Social Investments LLC,
536 Broadway, 7th Floor, New York, NY 10012-3915 (103.77 shares, 100.00%) The
Bond Fund has no knowledge of any other owners of record or beneficial owners of
5% or more of any class of the outstanding shares of that Fund.

         APPROVAL OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS

         At a meeting held on April 30, 2004, the Board of Trustees considered the continuation of the Management Agreements between each of the Portfolio and the Bond Fund and Domini (the "Management Agreements"), the Submanagement
Agreement between Domini and SSgA (the "Portfolio Submanagement Agreement"), and
the Submanagement Agreement between Domini and ShoreBank (the "Bond Fund
Submanagement Agreement" and collectively with the Portfolio Submanagement
Agreement, the "Submanagement Agreements") for another year.

                                      -31-

         In connection with the meeting, the Board of Trustees was provided with detailed information about the services of Domini, SSgA, and ShoreBank. Among other things, these materials included information about the management and/or administrative services that Domini, SSgA, and ShoreBank provide to the Funds, information about the organizational structure and compliance programs of
Domini, SSgA, and ShoreBank, information about staff diversity, employee benefits, community involvement, and the charitable giving programs of Domini,
SSgA, and ShoreBank, information about the performance of each Fund in comparison with the relevant benchmark and peer group, information about the fees paid to Domini, SSgA, and ShoreBank and the overall expense ratios of each
Fund, information about fee waivers and economies of scales with respect to fee levels, and profitability analysis and comparative fee information.

         The Disinterested Trustees and their independent legal counsel met privately to review the materials provided to the Trustees by Domini, SSgA, and
ShoreBank. The Disinterested Trustees reviewed and discussed the information provided with respect to each Fund's investment performance, advisory fee and overall expense ratio, Domini's profitability, and the other factors reflected in legal memoranda provided to the Trustees.

         The Disinterested Trustees first considered the nature and quality of the services provided by Domini to each Fund. The Disinterested Trustees reviewed Domini's resources, compliance programs, and personnel, as well as the long-term performance of each Fund. As to the performance of each Fund, the
Disinterested Trustees noted that the Bond Fund had solid year-to-date performance and that it only slightly lagged the benchmark over the longer term.
The Disinterested Trustees also noted that the tracking error of the Portfolio as compared to the Index was low.

         The Disinterested Trustees then considered the advisory fees and other amounts paid to Domini by each Fund and the overall expense ratio of each Fund.
The Disinterested Trustees considered that the advisory fees charged by Domini were reasonable as compared to advisory fees charged to other funds in the relevant peer group. The Disinterested Trustees also considered the fees charged by Domini for similar services provided to institutional accounts. The
Disinterested Trustees reviewed each Fund's overall expense ratio as compared to the relevant peer group. The Disinterested Trustees also considered that Domini was waiving amounts to be received from each Fund so that the overall expense ratio of that Fund did not exceed a certain level.

         The Disinterested Trustees also considered Domini's profitability in providing investment advisory and other services to the Funds. The Disinterested
Trustees reviewed Domini's methodology for computing its profitability with respect to services provided to each Fund and determined that the methodology appeared to be reasonable. The Disinterested Trustees also considered the subadvisory fees charged by SSgA and ShoreBank and determined that Domini was not making an unreasonable profit after payment of such subadvisory fees. The
Disinterested Trustees determined that Domini's profitability with respect to services provided to the Funds did not appear to be excessive.

         The Disinterested Trustees considered the continuance of the
Submanagement Agreement between Domini and SSgA in their meeting with independent legal counsel prior to the Board meeting. The Disinterested Trustees reviewed the materials provided by SSgA and considered the nature, quality, and extent of the investment subadvisory services provided by SSgA to the Portfolio.
With respect to the nature and quality of the services, the Disinterested
Trustees reviewed the Portfolio's tracking error as compared to the Index. The
Disinterested Trustees compared that tracking error to the SSgA's tracking error for other passively managed accounts. The Disinterested Trustees reviewed the fees paid to SSgA under the Submanagement Agreement and determined that the fees were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

                                      -32-

         The Disinterested Trustees considered the continuance of the
Submanagement Agreement between Domini and ShoreBank in their meeting with independent legal counsel prior to the Board meeting. In considering whether to approve the continuance of the Submanagement Agreement, the Disinterested
Trustees considered the nature, quality, and extent of the investment subadvisory services provided by ShoreBank to the Bond Fund. With respect to the nature and quality of the services, the Disinterested Trustees reviewed the Bond
Fund's long-term performance as compared to its benchmark and considered the investment style and qualifications of the portfolio manager. The Disinterested
Trustees also reviewed the fees paid to ShoreBank under the Submanagement
Agreement and determined that the fees were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

         Based upon their review, the Trustees concluded that each of the
Management Agreements and Submanagement Agreements was reasonable, fair, and in the best interests of the Portfolio and its investors and the Bond Fund and its shareholders, as applicable.

                             MANAGER AND SUBMANAGERS

         Domini provides advice to the Portfolio and the Bond Fund pursuant to separate written Management Agreements. The services provided by Domini consist of furnishing continuously an investment program for the Portfolio and the Bond
Fund. Domini will have authority to determine from time to time what securities are purchased, sold or exchanged, and what portion of assets of each of the
Portfolio and the Bond Fund is held uninvested. With respect to the Portfolio,
Domini will also perform such administrative and management tasks as may from time to time be reasonably requested, including: (a) maintaining office facilities and furnishing clerical services necessary for maintaining the organization of the Portfolio and for performing administrative and management functions, (b) supervising the overall administration of the Portfolio, including negotiation of contracts and fees with, and monitoring of performance and billings of, the Portfolio's transfer agent, shareholder servicing agents, custodian, and other independent contractors or agents, (c) overseeing (with the advice of the Portfolio's counsel) the preparation of and, if applicable, the filing of all documents required for compliance by the Portfolio with applicable laws and regulations, including registration statements, prospectuses and statements of additional information, semi-annual and annual reports to shareholders, proxy statements, and tax returns, (d) preparing agendas and supporting documents for, and minutes of meetings of, the Trustees, committees of the Trustees, and shareholders, and (e) arranging for maintenance of the books and records of the Portfolio. Domini furnishes at its own expense all facilities and personnel necessary in connection with providing these services.
The Management Agreement for the Portfolio will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority of the outstanding voting securities of the
Portfolio at a meeting called for the purpose of voting on the Management
Agreement (with the vote of each investor in the Portfolio being in proportion to the amount of its investment), and, in either case, by a majority of the
Portfolio's Trustees who are not parties to the Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Management Agreement.

         The Management Agreement for the Bond Fund will continue in effect for an initial two-year period and thereafter if such continuance is specifically approved at least annually by the Fund's Board of Trustees or by a majority of the outstanding voting securities of the Fund at a meeting called for the purpose of voting on the Management Agreement, and, in either case, by a majority of the Fund's Trustees who are not parties to the Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Management Agreement.

         Each Management Agreement provides that Domini may render services to others. Domini may employ, at its own expense, or may request that the Portfolio or the Bond Fund employ (subject to the

                                      -33-

requirements of the 1940 Act) one or more subadvisers or submanagers, subject to
Domini's supervision. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio or the Bond Fund, as the case may be, when authorized either by majority vote of the outstanding voting securities in the Portfolio (with the vote of each investor in the Portfolio being in proportion to the amount of its investment), or the Bond Fund, as applicable, or by a vote of a majority of the appropriate
Board of Trustees, or by Domini, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither Domini nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio, or the Bond Fund, as the case may be, except for willful misfeasance, bad faith, or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

         Under the Portfolio Management Agreement between the Portfolio and
Domini, Domini's fee for advisory services to the Portfolio is 0.20% of the average daily net assets of the Portfolio. Domini also provides administrative services to the Portfolio under the Management Agreement.

         Under the Management Agreement between the Trust, with respect to the
Bond Fund, and Domini, Domini's fee for advisory services to the Bond Fund is
0.40% of the average daily net assets of that Fund.

         Domini is a Massachusetts limited liability company with offices at 536
Broadway, 7th Floor, New York, NY 10012, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers
Act"). The names of the members of Domini and their relationship to the Trust and to the Portfolio, if any, are as follows: Amy L. Domini, Chair of the Board and President of the Trust and the Portfolio and Manager, President, and Chief
Executive Officer of Domini; Steven D. Lydenberg, Vice President of the Trust
and the Portfolio and Chief Investment Officer of Domini; James E. Brooks;
Domini Holdings LLC; and Committed Capital, LLC.

         SSgA manages the assets of the Portfolio pursuant to the Portfolio
Submanagement Agreement. SSgA furnishes at its own expense all services, facilities, and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The
Portfolio Submanagement Agreement will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority vote of the outstanding voting securities in the Portfolio at a meeting called for the purpose of voting on the Portfolio Submanagement
Agreement (with the vote of each being in proportion to the amount of its investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Portfolio Submanagement Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Portfolio
Submanagement Agreement.

         SSgA is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. The address of SSgA and each of the principal executive officers and directors of SSgA is State Street Financial
Center, One Lincoln Street, Boston, MA 02111.

         ShoreBank manages the assets of the Bond Fund pursuant to the Bond Fund
Submanagement Agreement. The Bond Fund Submanager furnishes at its own expense all services, facilities, and personnel necessary in connection with managing the Bond Fund's investments and effecting securities transactions for the Bond
Fund. The Bond Fund Submanagement Agreement will continue in effect if such continuance is specifically approved at least annually by the Bond Fund's Board of Trustees or by a majority vote of the outstanding voting securities of that
Fund at a meeting called for the purpose of voting on the Bond Fund
Submanagement Agreement, and, in either case, by a majority of the Bond Fund's
Trustees who are not parties to the Bond Fund Submanagement Agreement or interested persons

                                      -34-

of any such party at a meeting called for the purpose of voting on the Bond Fund
Submanagement Agreement.

         ShoreBank is a wholly owned subsidiary of ShoreBank Corporation. The address of ShoreBank and each of the principal executive officers and directors of ShoreBank is 7054 S. Jeffery Boulevard, Chicago, IL 60649.

         Each Submanagement Agreement provides that the applicable submanager may render services to others. Each Submanagement Agreement is terminable without penalty upon not more than 60 days' nor less than 30 days' written notice by the Portfolio or the Bond Fund, as the case may be, when authorized either by majority vote of the outstanding voting securities in the Portfolio
(with the vote of each being in proportion to the amount of their investment) or the Bond Fund, as applicable, or by a vote of the majority of the appropriate
Board of Trustees, or by Domini with the consent of the Trustees, and may be terminated by the applicable Submanager on not less than 90 days' written notice to Domini and the Trustees, and will automatically terminate in the event of its assignment. Each Submanagement Agreement provides that the applicable Submanager shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the
Portfolio or the Bond Fund, as the case may be, except for willful misfeasance, bad faith, or gross negligence or reckless disregard for its or their obligations and duties under the Submanagement Agreement.

         Under the Portfolio Submanagement Agreement, Domini pays SSgA an annual investment submanagement fee equal to the greater of $300,000 or the fee based on the following schedule:

               0.02% of the first $1 billion of net assets managed
               0.01% of the next $1 billion of net assets managed
              0.0075% of net assets managed in excess of $2 billion

         For the fiscal years ended July 31, 2004, July 31, 2003, and July 31,
2002, the Portfolio incurred approximately $2,951,753, $2,383,240, and
$2,890,322, respectively, in management fees pursuant to its Management
Agreement with Domini.

         Under the Bond Fund Submanagement Agreement, Domini pays ShoreBank an investment submanagement fee equal on an annual basis to 0.20% of the average daily net assets of the Bond Fund. For the period from August 1, 2003, through
July 31, 2004, Domini paid a total of $107,125 to ShoreBank for submanagement services.

         For the fiscal years ended July 31, 2004, July 31, 2003, and July 31,
2002, the Bond Fund did not pay any management fees. Domini waived all management fees payable to it under the Management Agreement in effect with respect to the Bond Fund.

                                     SPONSOR

         Pursuant to a Sponsorship Agreement with respect to the Equity Fund and an Administration Agreement with respect to the Bond Fund, Domini provides the
Funds with oversight, administrative, and management services. Domini provides each Fund with general office facilities and supervises the overall administration of each Fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of each Fund; the preparation and filing of all documents required for compliance by each Fund with applicable laws and regulations, including registration statements, prospectuses and statements of additional information, semi-annual and annual reports to shareholders, proxy statements, and tax returns;

                                      -35-

preparing agendas and supporting documents for, and minutes of meetings of, the
Trustees, committees of the Trustees, and shareholders; maintaining telephone coverage to respond to shareholder inquiries; answering questions from the general public, the media, and investors in each Fund regarding the securities holdings of the Portfolio, and the Bond Fund, as applicable, limits on investment, and the Funds' proxy voting philosophy and shareholder activism philosophy; and arranging for the maintenance of books and records of each Fund.
Domini provides persons satisfactory to the Board of Trustees of the Funds to serve as officers of the Funds. Such officers, as well as certain other employees and Trustees of the Funds, may be directors, officers, or employees of
Domini or its affiliates.

         Under the Sponsorship Agreement between Domini and the Trust on behalf of the Equity Fund, Domini's fee for administrative and sponsorship services with respect to the Equity Fund is 0.50% of the average daily net assets of each class of that Fund. Currently, Domini is reducing its fee to the extent necessary to keep the aggregate annual operating expenses of the Equity Fund
(including the Equity Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% of the average daily net assets of the Investor shares of the Equity Fund and at no greater than 0.63% of the average daily net assets for the Class R shares of the
Equity Fund. For the fiscal years ended July 31, 2004, July 31, 2003, and July
31, 2002, the Equity Fund incurred $3,540,214, $1,620,391, and $3,150,152, respectively, in sponsorship fees.

         Under the Administration Agreement between Domini and the Trust on behalf of the Bond Fund, Domini's fee for administrative services with respect to the Bond Fund is 0.25% of the average daily net assets of each class of that
Fund. Currently, Domini is reducing its fee to the extent necessary to keep the aggregate annual expenses of the Bond Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and expenses, at no greater than 0.95% of the average daily net assets of the
Investor shares of the Bond Fund and at no greater than 0.63% of the average daily net assets for the Class R shares of the Bond Fund. For the fiscal year ended July 31, 2004, the Bond Fund paid $92,385 in administration fees, after waivers. For the fiscal years ended July 31, 2003, and July 31, 2002, Domini waived payment of its fee for administrative services provided to the Bond Fund.

         The Sponsorship Agreement with respect to the Equity Fund and the
Administration Agreement with respect to the Bond Fund provide that Domini may render administrative services to others. The Sponsorship Agreement and the
Administration Agreement also provide that neither Domini nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the oversight, administration, or management of a Fund or the performance of its or their duties under the Sponsorship Agreement or
Administration Agreement, as applicable, except for willful misfeasance, bad faith, or gross negligence in the performance of its or their duties or by reason of the reckless disregard of its or their obligations and duties under the Sponsorship Agreement or Administration Agreement, as applicable.

                                   DISTRIBUTOR

         Each Fund has adopted a Distribution Plan with respect to its Investor shares. The Distribution Plan provides that Investor shares of a Fund may pay the Distributor a fee not to exceed 0.25% per annum of the average daily net assets of that class as compensation for distribution services provided by the
Distributor in connection with the sale of these shares, not as reimbursement for specific expenses incurred. Thus, even if the Distributor's expenses exceed the fees provided for by the Distribution Plan, the Funds will not be obligated to pay more than those fees, and, if the Distributor's expenses are less than the fees paid to it, it will realize a profit. The Distributor may use such fees to pay broker-dealers who advise shareholders regarding the purchase, sale, or retention of Investor shares of the Funds, the advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales

                                      -36-

purposes, the expenses of preparing and printing sales literature, and other distribution-related expenses. For the fiscal years ended July 31, 2004, July
31, 2003, and July 31, 2002, Investor shares of the Equity Fund accrued
$3,077,731, $2,444,805, and $2,897,456, respectively, in distribution fees. For the fiscal years ended July 31, 2004, July 31, 2003, and July 31, 2002, Investor
shares of the Bond Fund accrued $133,823, $100,617, and $55,211, respectively, in distribution fees. For the fiscal year ended July 31, 2004, payments made by
Investor shares of the Equity Fund pursuant to the Distribution Plan were used for advertising ($314,703), printing and mailing of prospectuses to other than current shareholders ($87,043), compensation to dealers ($1,413,757), communications and servicing ($245,024), and payments to the underwriter
($1,017,204). The Distributor waived fees totaling $1,017,204. For the fiscal year ended July 31, 2004, payments made by Investor shares of the Bond Fund pursuant to the Distribution Plan were used for payments to the underwriter
($133,823). The Distributor waived fees totaling $133,823. Class R shares of the
Funds do not have a Distribution Plan.

         The Distribution Plan will continue in effect indefinitely as to a class if such continuance is specifically approved at least annually by a vote of both a majority of that Fund's Trustees and a majority of that Fund's
Trustees who are not "interested persons of the Fund" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distributor will provide to the Trustees of each Fund a quarterly written report of amounts expended by the applicable class under the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of each Fund's Qualified Trustees shall be committed to the discretion of the disinterested Trustees of that Fund. The
Distribution Plan may be terminated as to a class at any time by a vote of a majority of that Fund's Qualified Trustees or by a vote of the shareholders of that class. The Distribution Plan may not be materially amended with respect to a class without a vote of the majority of both that Fund's Trustees and
Qualified Trustees. The Distributor will preserve copies of any plan, agreement, or report made pursuant to the Distribution Plan for a period of not less than six (6) years from the date of the Distribution Plan, and for the first two (2)
years the Distributor will preserve such copies in an easily accessible place.

         Each Fund has entered into a Distribution Agreement with the
Distributor. Under the Distribution Agreement, the Distributor acts as the agent of each Fund in connection with the offering of shares of that Fund and is obligated to use its best efforts to find purchasers for shares of the Fund. The
Distributor acts as the principal underwriter of shares of each Fund and bears the compensation of personnel necessary to provide such services and all costs of travel, office expenses (including rent and overhead), and equipment.

              TRANSFER AGENT, CUSTODIAN, AND SERVICE ORGANIZATIONS

         Each Fund has entered into a Transfer Agency Agreement with PFPC Inc.,
4400 Computer Drive, Westborough, MA 01581, pursuant to which PFPC acts as the transfer agent for each Fund. The Transfer Agent maintains an account for each shareholder of the Funds, performs other transfer agency functions, and acts as dividend disbursing agent for the Funds.

         Each Fund has entered into a Custodian Agreement with Investors Bank &
Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, pursuant to which
IBT acts as custodian for each Fund. The Portfolio has entered into a Transfer
Agency Agreement with IBT pursuant to which IBT acts as transfer agent for the
Portfolio. The Portfolio also has entered into a Custodian Agreement with IBT pursuant to which IBT acts as custodian for the Portfolio. The Custodian's responsibilities include safeguarding and controlling the Portfolio's and the
Bond Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's and the Bond Fund's investments, maintaining books of original entry for portfolio and fund accounting and other

                                      -37-

required books and accounts, and calculating the daily net asset value of the
Portfolio and the daily net asset value of shares of each Fund. Securities held by the Portfolio and the Bond Fund may be deposited into certain securities depositories. The Custodian does not determine the investment policies of the
Portfolio or the Funds or decide which securities the Portfolio or the Funds will buy or sell. The Portfolio and the Bond Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions.

         Each Fund may from time to time enter into agreements with various banks, trust companies (other than SSgA and ShoreBank), broker-dealers (other than the Distributor), or other financial organizations (collectively, "Service
Organizations") to provide services for that Fund, such as maintaining shareholder accounts and records. Each Fund may pay fees to Service
Organizations (which may vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of the shares of that
Fund owned by shareholders with whom the Service Organization has a servicing relationship. In addition, each Fund may reimburse Service Organizations for their costs related to servicing shareholder accounts. For the fiscal years ended July 31, 2004, July 31, 2003, and July 31, 2002, Investor shares of the
Equity Fund accrued $436,531, $339,055, and $279,145, respectively, in service organization fees. For the fiscal years ended July 31, 2004, July 31, 2003, and
July 31, 2002, Investor shares of the Bond Fund accrued $45,904, $24,085, and
$9,637, respectively, in service organization fees.

                                    EXPENSES

         The Funds and the Portfolio each are responsible for all of their respective expenses, including the compensation of their respective Trustees who are not interested persons of a Fund or the Portfolio; governmental fees;
interest charges; taxes; membership dues in the Investment Company Institute allocable to a Fund or the Portfolio; fees and expenses of independent registered public accounting firms, of legal counsel, and of any transfer agent, custodian, registrar, or dividend disbursing agent of a Fund or the Portfolio;
insurance premiums; and expenses of calculating the net asset value of the
Portfolio and of shares of the Funds.

         Each Fund will also pay sponsorship or administrative fees payable to
Domini and all expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing, and mailing prospectuses, reports, notices, proxy statements, and reports to shareholders and to governmental offices and commissions; expenses of shareholder meetings; and
expenses relating to the issuance, registration, and qualification of shares of the Fund, and the preparation, printing, and mailing of prospectuses for such purposes.

         The Portfolio and the Bond Fund each will pay the expenses connected with the execution, recording and settlement of security transactions, and the investment management fees payable to Domini. The Portfolio and the Bond Fund each also will pay the fees and expenses of its custodian for all services to the Portfolio and such Funds, as applicable, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions;
and expenses of meetings of investors.

                                 CODES OF ETHICS

         The Portfolio, the Funds, Domini, SSgA, ShoreBank, and the Distributor
have each adopted a Code of Ethics (collectively, the "Codes of Ethics") under
Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Portfolio or the Funds. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference

                                      -38-

Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
Washington, DC 20549-0102.

                5. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         KPMG LLP, 99 High Street, Boston, MA 02110, is the independent registered public accounting firm for the Funds and for the Portfolio, providing audit services, tax return preparation, and reviews with respect to the preparation of filings with the SEC.

                                   6. TAXATION

                     TAXATION OF THE FUNDS AND THE PORTFOLIO

         FEDERAL TAXES: Each of our Funds is treated as a separate entity for federal tax purposes under the Internal Revenue Code of 1986, as amended (the
"Code").

         Each Fund has elected to be treated and intends to qualify as a
"regulated investment company" under Subchapter M of the Code. We plan to maintain this election in effect for all of the Funds. As a regulated investment company, a Fund will not be subject to any federal income or excise taxes on its net investment income and the net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. If a Fund should fail to qualify as a "regulated investment company" in any year, that Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

         We anticipate that the Portfolio will be treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Equity Fund must take into account its share of the Portfolio's income, gains, losses, deductions, credits, and other items, without regard to whether it has received any distributions from the Portfolio.

         FOREIGN TAXES: Although no Fund expects to pay any federal income or excise taxes, investment income received by a Fund from foreign securities may be subject to foreign income taxes withheld at the source; we do not expect to be able to pass through to shareholders foreign tax credits with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or an exemption from tax on such income; each Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine a
Fund's effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries is not known.

         STATE TAXES: Each Fund is organized as a series of the Trust, a
Massachusetts business trust. As long as it qualifies as a "regulated investment company" under the Code, a Fund will not have to pay Massachusetts income or excise taxes. The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the
Commonwealth of Massachusetts.

                            TAXATION OF SHAREHOLDERS

         TAXATION OF DISTRIBUTIONS: Shareholders of each Fund normally will have to pay federal income taxes on the dividends and other distributions they receive from a Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary

                                      -39-

income for federal income tax purposes, whether the distributions are paid in cash or reinvested in additional shares. Distributions of ordinary dividends to a Fund's noncorporate shareholders may be treated as "qualified dividend income," which is taxed at reduced rates, to the extent such distributions are derived from, and designated by a Fund as, "qualified dividend income." If more than 95% of a Fund's gross income, calculated without taking into account long-term capital gains, represents "qualified dividend income," a Fund may designate, and a Fund's noncorporate shareholders may then treat, all of those distributions as "qualified dividend income." "Qualified dividend income"
generally is income derived from dividends from U.S. corporations or from
"qualified foreign corporations," which are corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S.
tax treaties. Distributions from a foreign corporation that is not a "qualified foreign corporation" may nevertheless be treated as "qualified dividend income"
if the applicable stock is readily tradable on an established U.S. securities market. "Passive foreign investment companies, " "foreign personal holding companies," and "foreign investment companies" are not "qualified foreign corporations." Since the investment income of the Bond Fund is derived from interest rather than dividends, the Bond Fund does not expect any distributions to be treated as qualified dividend income. Distributions of net capital gains
(i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares.

         Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the divided is declared.

         DIVIDENDS-RECEIVED DEDUCTION: A portion of the ordinary income dividends paid to the Equity Fund (but none of the Fund's capital gains) is normally eligible for the dividends-received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of
Fund shares. Availability of the deduction for a particular corporate shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.
Since the investment income of the Bond Fund is derived from interest rather than dividends, no portion of the dividends-received from this Fund will be eligible for the dividends-received deduction. Moreover, the portion of any
Fund's dividends that is derived from investments in foreign corporations will not qualify for such deduction.

         "BUYING A DIVIDEND": Any Fund distribution will have the effect of reducing the per share net asset value of shares in that Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

         DISPOSITION OF SHARES: In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than 12 months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

         U.S. TAXATION OF NON-U.S. SHAREHOLDERS: Dividends and certain other payments (but not including distributions of net capital gains) to persons who are neither citizens nor residents of the United States or U.S. entities
("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. Each Fund intends to withhold at that rate on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. A Fund may withhold at a lower rate permitted by an

                                      -40-

applicable treaty if the shareholder provides the documentation required by the
Fund. For Fund taxable years beginning in 2005 through 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund's "qualified net interest income," or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund's "qualified short-term gain." "Qualified net interest income" is the Fund's net income derived from interest and from original issue discount, subject to certain exceptions and limitations.
"Qualified short-term gain" generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any.

         BACKUP WITHHOLDING: Each Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including a Non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that are (or would be, but for the application of a treaty) subject to the 30% withholding tax on shareholders who are Non-U.S. Persons. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims.

                 EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

       CERTAIN DEBT INSTRUMENTS: An investment by the Bond Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the
Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the
Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

       OPTIONS, ETC.: A Fund's transactions in options, futures contracts, forward contracts, swaps, and related transactions will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (e.g., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute
"straddles," and may be subject to special tax rules that would cause deferral of fund losses, adjustments in the holding periods of fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures contracts, forward contracts, swaps, and related transactions to the extent necessary to meet the requirements of the
Code.

         FOREIGN SECURITIES: Special tax considerations apply with respect to foreign investments of each Fund. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and losses. Use of non-U.S.
currencies for non-hedging purposes may have to be limited in order to avoid a tax on a Fund.

         INVESTMENTS IN REMICS: Any investment by the Bond Fund in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

         The foregoing is limited to a discussion of federal taxation. It should not be viewed as a comprehensive discussion of the items referred to nor as covering all provisions relevant to investors.

                                      -41-

Dividends and distributions may also be subject to state, local, or foreign taxes. Shareholders should consult their own tax advisers for additional details on their particular tax status.

               7. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         Specific decisions to purchase or sell securities for the Portfolio and the Bond Fund are made by portfolio managers who are employees of the applicable
Submanager and who are appointed and supervised by its senior officers. The portfolio managers of the Portfolio and the Bond Fund may serve other clients of a Submanager in a similar capacity.

         The primary consideration in placing securities transactions for the
Portfolio and the Bond Fund with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The applicable Submanager attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the
Portfolio and the Bond Fund and other clients of that Submanager on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. A Submanager may also consider social factors, such as whether the brokerage firm is minority-owned, in selecting broker-dealers, subject to the Submanager's duty to obtain best execution. In the case of securities traded in the over-the-counter market
(where no stated commissions are paid but the prices include a dealer's markup or markdown), a Submanager normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. Most of the
Bond Fund's transactions will be on a principal basis.

         Domini requires each Submanager to provide a quarterly certification that it has not entered into any so-called "soft dollar" arrangements. "Soft dollar" arrangements are arrangements whereby commissions paid by a mutual fund are used to pay for products or services used by the mutual fund's manager. For the fiscal years ended July 31, 2004, July 31, 2003, and July 31, 2002, the
Portfolio paid brokerage commissions of $129,543, $154,136, and $148,244, respectively. For the fiscal years ended July 31, 2004, July 31, 2003, and July
31, 2002, the Bond Fund did not pay brokerage commissions.

         No portfolio transactions may be executed with the Manager or a
Submanager, or with any affiliate of the Manager or a Submanager, acting either as principal or as broker, except as permitted by applicable law.

         The Portfolio did not pay any brokerage commissions to affiliated brokers during its fiscal years ended July 31, 2004, and July 31, 2002. For the fiscal year ended July 31, 2003, the Portfolio paid $585 in brokerage commissions to State Street Global Markets, LLC, an affiliate of a Submanager.

         In certain instances there may be securities which are suitable for the
Portfolio or the Bond Fund as well as for one or more of a Submanager's or
Domini's other clients. Investment decisions for the Portfolio and the Bond Fund and for a Submanager's or Domini's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio and the Bond Fund are concerned. However, it is

                                      -42-

believed that the ability of the Portfolio and the Bond Fund to participate in volume transactions will produce better executions for the Portfolio and such
Fund.

            8. DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

         The Trust is a Massachusetts business trust established under a
Declaration of Trust dated as of March 1, 1990. The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of shares of beneficial interest (par value $0. 00001 per share) in separate series and to divide any such series into classes of shares. Currently the Funds are the only series offered by the Trust. Each Fund has two classes of shares, Investor shares and Class R shares. Each share of each class represents an equal proportionate interest in a series with each other share of that class. Upon liquidation or dissolution of a Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series and classes of shares, and to redesignate series and classify and reclassify classes, whether or not shares of the series or class are outstanding. The Trust also reserves the right to modify the preferences, voting powers, rights, and privileges of shares of each class without shareholder approval. Shares of each series participate equally in the earnings, dividends, and distribution of net assets of the particular series upon the liquidation or dissolution (except for any differences among classes of shares of a series).

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series might be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

         The Trustees of the Trust have the authority to designate additional series and classes of shares, to divide any series, and to designate the relative rights and preferences as between the different series and classes of shares. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional
Information and in the Prospectus. The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (a) in order to eliminate inactive, lost, or very small accounts for administrative efficiencies and cost savings, (b) to protect the tax status of a Fund if necessary, and (c) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.

         Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share)
represented by the shareholder's shares in the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Shareholders of the Funds and all other series of the Trust, if any, will generally vote together on all matters except when the
Trustees determine that only shareholders of a particular Fund, series or class are affected by a particular matter or when applicable law requires

                                      -43-

shareholders to vote separately by Fund or series or class. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a
Trustee. Shareholders of the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so, and in such event the other shareholders of the Trust would not be able to elect any
Trustee.

         The Trust is not required and has no current intention to hold annual meetings of shareholders, but the Trust will hold special meetings of the
Trust's or a Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more Trustees under certain circumstances.

         The Trust may, without shareholder approval, change a Fund's form of organization, reorganize any Fund or series, any class, or the Trust as a whole into a newly created entity or a newly created series of an existing entity, or incorporate any Fund, any other series, any class, or the Trust as a whole as a newly created entity. If recommended by the Trustees, the Trust, any Fund, any other series, or any class of the Trust may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized at any meeting of shareholders by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust voting as a single class or of the affected Fund, series, or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected
Fund, series or class. The Trust may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust. Any Fund, any other series of the Trust, or any class of any series, may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or that series or class, or by the Trustees by written notice to the shareholders of the Fund or that series or class. If not so terminated, the Trust will continue indefinitely. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of
Trust.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any Fund, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such
Shareholder Servicing Agent is the agent of record. Any shares so voted by a
Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to Trust or Fund shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the
Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such Trustees or officers have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

                                      -44-

         Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Funds and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a
Fund. The Declaration of Trust also provides for the maintenance, by or on behalf of the Trust and the Funds, of appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Funds and their shareholders and the Trust's Trustees, officers, employees, and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and a Fund itself was unable to meet its obligations.

         The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

         The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

         The Portfolio, in which all of the investable assets of the Equity Fund are invested, is organized as a trust under the laws of the State of New York.
The Portfolio's Declaration of Trust provides that the Equity Fund and other entities investing in the Portfolio (i.e., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Equity
Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trust's Trustees believe that neither the Equity Fund nor its shareholders will be adversely affected by reason of the Equity Fund's investing in the Portfolio.

         Each investor in the Portfolio, including the Equity Fund, may add to or reduce its investment in the Portfolio on each Fund Business Day. At the close of each such business day, the value of each investor's interest in the
Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the
Portfolio will then be re-computed as the percentage equal to the fraction, (a)
the numerator of which is the value of such investor's investment in the
Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day and (b) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the
Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the
Portfolio as of the close of business on the following Fund Business Day.

                             9. FINANCIAL STATEMENTS

         The audited financial statements of the Domini Social Equity Fund and the Portfolio (Statement of Assets and Liabilities at July 31, 2004,

                                      -45-

Statement of Operations for the year ended July 31, 2004, Statements of Changes in Net Assets for each of the years in the two-year period ended July 31, 2004,
Financial Highlights for each of the years in the five-year period ended July
31, 2004, Notes to Financial Statements, and Independent Registered Public
Accounting Firm's Report) are hereby incorporated by reference to the Annual
Report to Shareholders of the Domini Social Equity Fund which has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of the Annual Report may be obtained without charge from
Domini Social Investments by calling (800) 582-6757 or online at www.domini.com.

         The audited financial statements of the Domini Social Bond Fund
(Statement of Assets and Liabilities at July 31, 2004, Statement of Operations
for the year ended July 31, 2004, Statements of Changes in Net Assets for each of the years in the two-year period ended July 31, 2004, Financial Highlights for each of the years or periods in the five-year period ended July 31, 2004,
Notes to Financial Statements, and Independent Registered Public Accounting
Firm's Report) are hereby incorporated by reference to the Annual Report to
Shareholders of the Domini Social Bond Fund which has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of the Annual Report may be obtained without charge from Domini Social Investments by calling (800) 582-6757 or online at www.domini.com.

                                   * * * * *

         Domini Social Investments,(R) Domini Social Equity Fund,(R) Domini
Social Bond Fund,(R) Domini Money Market Account,(R) The Way You Invest
Matters,(R) The Responsible Index Fund,(R) and domini.com(R) are registered service marks of Domini Social Investments LLC.

         The Domini Social Equity Fund is not sponsored, endorsed, sold, or promoted by KLD Research & Analytics, Inc. ("KLD"). KLD makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. KLD has no obligation to take the needs of Domini
Social Investments LLC or the shareholders of the Fund into consideration in determining, composing, or calculating the Domini 400 Social Index. KLD is not responsible for and has not participated in the management of the Fund or the distribution of the shares of the Fund. KLD has no obligation or liability in connection with the administration, marketing, or trading of the Fund.

         KLD DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE
DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN, AND KLD SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. KLD MAKES NO
WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY DOMINI SOCIAL
INVESTMENTS LLC, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM
THE USE OF THE DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN. KLD MAKES
NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE
DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF
THE FOREGOING, IN NO EVENT SHALL KLD HAVE ANY LIABILITY FOR ANY SPECIAL,
PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                       A-1

                                   APPENDIX A

                               RATING INFORMATION

         The following ratings are opinions of Standard & Poor's Ratings
Services, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") or
Moody's Investors Service, Inc. ("Moody's"), not recommendations to buy, sell, or hold an obligation. The ratings below are as described by the rating agencies. While the rating agencies may from time to time revise such ratings, they are under no obligation to do so.

STANDARD & POOR'S

STANDARD & POOR'S FOUR HIGHEST LONG-TERM ISSUE CREDIT RATINGS

AAA                        An obligation rated "AAA" has the highest rating
                           assigned by Standard & Poor's. The obligor's capacity
                           to meet its financial commitment on the obligation is
                           extremely strong.

AA                         An obligation rated "AA" differs from the
                           highest-rated obligations only in small degree. The
                           obligor's capacity to meet its financial commitment
                           on the obligation is very strong.

A                          An obligation rated "A" is somewhat more susceptible
                           to the adverse effects of changes in circumstances
                           and economic conditions than obligations in
                           higher-rated categories. However, the obligor's
                           capacity to meet its financial commitment on the
                           obligation is still strong.

BBB                        An obligation rated "BBB" exhibits adequate
                           protection parameters. However, adverse economic
                           conditions or changing circumstances are more likely
                           to lead to a weakened capacity of the obligor to meet
                           its financial commitment on the obligation.

PLUS (+) OR                The ratings from "AA" to "CCC" may be modified by the
MINUS (-)                  addition of a plus or minus sign to show relative
                           standing within the major rating categories.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

   A-1                      A short-term obligation rated "A-1" is rated in the
                            highest category by Standard & Poor's. The obligor's
                            capacity to meet its financial commitment on the
                            obligation is strong. Within this category, certain
                            obligations are designated with a plus sign (+).
                            This indicates that the obligor's capacity to meet
                            its financial commitment on these obligations is
                            extremely strong.

   A-2                      A short-term obligation rated "A-2" is somewhat more
                            susceptible to the adverse effects of changes in
                            circumstances and economic conditions than
                            obligations in higher rating categories. However,
                            the obligor's capacity to meet its financial
                            commitment on the obligation is satisfactory.

                                       A-2

   A-3                      A short-term obligation rated "A-3" exhibits
                            adequate protection parameters. However, adverse
                            economic conditions or changing circumstances are
                            more likely to lead to a weakened capacity of the
                            obligor to meet its financial commitment on the
                            obligation.

   B                        A short-term obligation rated "B" is regarded as
                            having significant speculative characteristics. The
                            obligor currently has the capacity to meet its
                            financial commitment on the obligation; however, it
                            faces major ongoing uncertainties, which could lead
                            to the obligor's inadequate capacity to meet its
                            financial commitment on the obligation.

   C                        A short-term obligation rated "C" is currently
                            vulnerable to nonpayment and is dependent upon
                            favorable business, financial, and economic
                            conditions for the obligor to meet its financial
                            commitment on the obligation.

   D                        A short-term obligation rated "D" is in payment
                            default. The "D" rating category is used when
                            payments on an obligation are not made on the due
                            date even if the applicable grace period has not
                            expired, unless Standard & Poor's believes that such
                            payments will be made during such grace period. The
                            "D" rating also will be used upon the filing of a
                            bankruptcy petition or the taking of a similar
                            action if payments on an obligation are jeopardized.

MOODY'S

MOODY'S FOUR HIGHEST LONG-TERM OBLIGATION RATINGS

         Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

   AAA                      Obligations rated "Aaa" are judged to be of the
                            highest quality, with minimal credit risk.

   AA                       Obligations rated "Aa" are judged to be of high
                            quality and are subject to very low credit risk.

   A                        Obligations rated "A" are considered upper-medium
                            grade and are subject to low credit risk.

   BAA                      Obligations rated "Baa" are subject to moderate
                            credit risk. They are considered medium-grade and as
                            such may possess certain speculative
                            characteristics.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                                      A-3

MOODY'S SHORT-TERM RATINGS

         Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs, or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of related issuers:

   P-1                      Issuers (or supporting institutions) rated Prime-1
                            have a superior ability to repay short-term debt
                            obligations.

   P-2                      Issuers (or supporting institutions) rated Prime-2
                            have a strong ability to repay short-term debt
                            obligations.

   P-3                      Issuers (or supporting institutions) rated Prime-3
                            have an acceptable ability to repay short-term debt
                            obligations.

   NP                       Issuers (or supporting institutions) rated Not Prime
                            do not fall within any of the Prime rating
                            categories.

                                      B-1

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

                 Adopted August 5, 2003, Amended April 14, 2004

These Proxy Voting Policies and Procedures have been adopted by each of the
Domini Social Index Portfolio, the Domini Social Equity Fund, the Domini
Institutional Social Equity Fund, and the Domini Social Bond Fund (collectively, the "Domini Funds" or the "Funds") to ensure that all proxies for securities held by the Funds are cast in the best interests of the Domini Funds'
shareholders, to whom the Funds owe a fiduciary duty.

The Board of Trustees ("BOT") of the Domini Funds has delegated the responsibility to vote proxies for the Funds to Domini Social Investments LLC, the Funds' investment adviser ("Domini" or the "Adviser"). The BOT reviews and adopts Domini's Proxy Voting Policies and Procedures on an annual basis on behalf of the Funds, and receives quarterly reports from Domini regarding the execution of its proxy voting duties.

The BOT also delegates the responsibility for resolving conflicts of interest that may arise between Domini and the Domini Funds in the execution of the
Adviser's proxy voting duties to the Adviser. Pursuant to Domini's Procedures, where a significant conflict of interest arises, the BOT expects Domini to consult with one or more members of the independent trustees to determine an appropriate course of action (See "Conflicts of Interest" below).

I.       THE DOMINI FUNDS' PROXY VOTING GUIDELINES

The following Guidelines summarize the Funds' positions on various issues of concern to socially responsible investors and indicate how the Funds will vote their shares on each issue. Because the Funds have a fiduciary duty to vote all shares in the best interests of the Funds' shareholders, the Funds vote proxies after considering shareholders' financial interests and social objectives. For that reason, there may be instances in which the Funds' shares may not be voted in strict adherence to these Guidelines. The Guidelines have been developed in cooperation with our social research providers at KLD Research & Analytics to ensure consistency with the social and environmental standards applied to our portfolio and our overall stock selection process. These Guidelines are subject to change without notice.

INTRODUCTION

As an investment adviser and mutual fund manager, we at Domini Social
Investments LLC ("Domini") have an important opportunity to enhance shareholder value and corporate accountability through our proxy voting policies. As socially responsible investors, we have always viewed the proxy voting process as a critically important avenue through which shareholders can engage with management on a wide-range of important issues.

We have a fiduciary duty to ensure that the proxy voting responsibilities entrusted to us are exercised in the best interests of our clients and fund shareholders (our "investors"). We also believe that our investors have a right to know how we are exercising these important responsibilities, and to understand the positions we are taking on their behalf.

We vote all our proxies according to published guidelines, which cover more than ninety corporate governance, social, and environmental issues. Our Guidelines were first distributed to Fund shareholders in 1992 and then every year since
1996. The Funds' Board of Trustees has received quarterly reports on how we are exercising our proxy voting duties since the Funds' inception. In 1999, we became the first

                                      B-2

mutual fund manager to publish our actual votes. In 2001, we petitioned the
Securities and Exchange Commission to require all mutual funds to disclose their proxy voting policies and actual votes, and in 2003, the SEC adopted a rule requiring funds and investment advisers to do so.

THE RATIONALE GUIDING DOMINI'S PROXY VOTING

Domini's investors have long-term financial and social objectives. These can include retirement, paying for a college education, building wealth, and working toward a safer, cleaner, more equitable world for their children. These goals are not served when corporations externalize their costs of doing business on society. A corporation that delivers only short-term profits to its shareholders at the long-term expense of its employees, the communities in which it operates, or the natural environment has not delivered the long-term value that our clients are seeking to achieve through their investments.

As socially responsible investors, we are seeking to invest in corporations that deliver long-term shareholder value in harmony with society and the natural environment. Corporations sit within a complex web of stakeholders comprised of shareholders, employees, communities, customers, and the environment.
Mismanagement of stakeholder relations can involve substantial financial costs.
Shareholders provide corporations with capital, but communities provide them with employees, consumers, and a legal framework within which to operate, and the environment provides corporations with raw materials for their operations.
In return, corporations provide jobs, goods, services, and profits. A corporation that intends to deliver value over the long-term must effectively manage its relations with all its stakeholders, and be responsive to the needs and demands of these various constituencies. We believe that those corporations that eventually achieve this goal will deliver significant value to all stakeholders, including their shareholders.

Shareholders possess certain unique rights and privileges with respect to the management of the corporations they own. As socially responsible investors, it is our view that we have the obligation to appropriately direct management's attention to the broader web of stakeholders upon which the corporate enterprise depends. Shareholders are the only corporate stakeholder given an opportunity to communicate with management through the proxy rules. Therefore, we believe it is incumbent upon us to carefully consider the concerns of this broader community that is often without effective voice, and to raise these concerns with management when they are reasonable and consistent with our investors'
objectives. In the process, we believe we are building long-term shareholder value.

We believe that corporations are best equipped to create long-term, broad-based wealth both for their stockowners and for their other stakeholders when they are transparent, accountable, and adopt democratic governance principles. Our proxy voting guidelines, while varying in their particulars, are based on and reflect these core values.

CORPORATE GOVERNANCE

ANNUAL MEETINGS -- IN-PERSON ANNUAL MEETINGS

Some corporations have lobbied to replace "face-to-face" annual meetings with
"virtual meetings" broadcast over the Internet. Shareholders have argued that
Internet access to annual meetings should only supplement and not replace in-person annual meetings. We will SUPPORT resolutions asking directors to affirm the continuation of in-person annual meetings.

                                      B-3

ANNUAL MEETINGS -- ROTATING SITES

Corporations with large numbers of shareholders should move their annual meetings around the country so that their owners have an opportunity to participate in person. Needless to say, the locations should be readily accessible. We will SUPPORT resolutions advancing this cause.

AUDITORS -- INDEPENDENCE

We will support the reappointment of the company's auditor unless we have reason to believe that the independence of the audit may be compromised. We believe that significant non-audit fees can compromise the independence of the audit.
Therefore, we will examine non-audit fees closely and will, for example, OPPOSE the appointment of auditors where non-audit fees, such as consulting fees, represent more than 25% of the total fees paid to the auditor, where such data is available. We will also WITHHOLD our votes from members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees.

In addition, we will review on a CASE-BY-CASE basis the appointment of auditors who have a significant professional or personal relationship with the company, or where there is reason to believe that the auditor has rendered an inaccurate opinion.

We will SUPPORT shareholder proposals asking companies to adopt a policy to ensure that the firm that is appointed to be the company's independent accountants will only provide audit services to the company and not provide any other services.

We will also SUPPORT shareholder proposals that set a reasonable period for mandatory rotation of the auditor (at least every five years).

AUDITORS -- SHAREHOLDER RATIFICATION

In the wake of numerous corporate scandals involving accounting improprieties, it is critically important that shareholders have the ability to ratify the auditor in order to determine whether the audit fees are appropriate, and whether conflicts of interest that might affect the quality of the audit appear to exist. With increased investor scrutiny of the fees paid to corporate auditors, some companies that had previously allowed shareholders to vote on the ratification of auditors decided to pull the item from their agenda. Audit committees that remove auditor ratification from the proxy are impairing an important avenue of investor oversight of corporate practices. Such actions raise serious concerns whether the audit committee is adequately serving its proper function. In cases where a company has pulled auditor ratification from the ballot in either 2003 or 2004, we will WITHHOLD our votes from members of the audit committee. We will SUPPORT shareholder proposals asking companies to place the ratification of auditors on the agenda.

BOARD OF DIRECTORS -- ACCOUNTABILITY

We will WITHHOLD our votes from individual directors who have demonstrated disregard for their responsibilities to shareholders and other stakeholders. For example, we will WITHHOLD our votes from directors who have attended less than
75% of board and committee meetings without a valid excuse or who have ignored a shareholder proposal that has been approved by a majority of the votes outstanding.

                                      B-4

BOARD OF DIRECTORS -- CUMULATIVE VOTING

Cumulative voting allows shareholders to cast all of their votes for one nominee to the board. Theoretically, it facilitates the election of dissidents to the board. In practice, however, it violates the principles of fairness and equity by granting minority shareholders a disproportionate voice in running the company. We will OPPOSE bylaws requiring cumulative voting.

BOARD OF DIRECTORS -- DIRECTOR-SHAREHOLDER DIALOGUE

Shareholders have asked that corporations establish an Office of the Board of
Directors to facilitate communication between nonmanagement directors and shareholders. A committee of nonmanagement directors would be responsible for the Office. We will SUPPORT these resolutions.

BOARD OF DIRECTORS -- DIVERSITY

Typically, a board committee selects nominees for the board, and they run unopposed. If the board or the slate does not include women or people of color, we will WITHHOLD our support for the board's nominees.

Shareholders have asked boards to make greater efforts to search for qualified female and minority candidates for nomination to the board of directors, to endorse a policy of board inclusiveness and to issue reports to shareholders on their efforts to increase diversity on their boards. We will SUPPORT these resolutions.

BOARD OF DIRECTORS -- INDEMNIFICATION

A board may use indemnification policies that go well beyond accepted norms to protect itself against shareholder actions in the wake of unsuccessful takeover attempts. We will OPPOSE these resolutions.

BOARD OF DIRECTORS -- INDEPENDENCE

MAJORITY OF INDEPENDENT DIRECTORS

It is in the best interest of all stockholders that a majority of board members be independent. New NYSE and NASDAQ listing standards require that most listed companies have majority-independent boards by the earlier of their first annual meeting after January 15, 2004 or October 31, 2004. We will WITHHOLD our votes from insiders and affiliated outsiders on boards that do not consist of a majority of independent directors. We will SUPPORT shareholder resolutions asking management to amend company bylaws to ensure that the board has a majority or a supermajority (two-thirds or three-quarters) of independent directors.

INDEPENDENT CHAIR

To ensure that the board represents the interests of the shareholders and is able to effectively monitor and evaluate the CEO and other top officers, we believe the position of Chair of the Board should be held by an independent director. We will therefore WITHHOLD our votes from the Chair of the Board if that person is not independent. We will SUPPORT shareholder proposals to separate the position of Chair and CEO, and proposals that request that the position of Chair be held by an independent director who has not served as CEO.

                                      B-5

INDEPENDENCE OF KEY COMMITTEES

We believe that it is critical to the protection of shareholder interests that certain key committees, such as the audit committee, the nominating committee, the compensation committee and the corporate governance committee, be composed entirely of independent directors. We will WITHHOLD our votes from inside directors and affiliated outside directors nominated to these committees.

We will SUPPORT shareholder resolutions requesting that these committees be composed exclusively of independent directors.

QUALIFICATIONS FOR INDEPENDENCE

In determining the independence of board members, we use the definition developed by Institutional Shareholder Services (ISS), as revised from time to time. ISS divides directors into three categories: Inside, Affiliated and
Independent. To be "independent," a director must have no connection to the company other than his or her board seat. ISS considers board members who have served for over ten years to still be independent, but will make note of independent and affiliated directors who have served on the board for over ten years.

Often, "independent" or "outside" directors are so only in that they are not employees of the company. Their ties to management make them de facto insiders, and therefore their representation of the interests of external constituencies is minimal. Some shareholders have proposed that boards nominate independent directors subject to very strict criteria defining "independent." We will
SUPPORT these resolutions.

BOARD OF DIRECTORS -- MANDATORY SHARE OWNERSHIP

Shareholders have proposed that all directors should own stock in the company.
In general, directors should own stock in the companies on whose boards they sit. However, boards should not be restricted to those financially able to buy stock. We will OPPOSE these resolutions.

BOARD OF DIRECTORS -- MORE DEMOCRATIC ELECTIONS

In practice, most corporations allow shareholders to approve board candidates as selected by the board, rather than to truly "elect" candidates from a pool of nominees. To further democratize the election process, shareholders have requested that there be more director nominees than there are board seats to be filled during a board election. Such an arrangement would enhance the ability of shareholders to choose candidates who would more accurately represent their interests. We will SUPPORT these resolutions.

BOARD OF DIRECTORS -- OPEN ACCESS

In 2003, the SEC proposed new rules to give significant long-term shareholders greater ability to include their director nominees in management's proxy statement. The SEC proposed a two-step process, which would require certain
`triggering events' to occur before a shareholder nominee may appear on the ballot. One such event is the filing of a shareholder proposal asking for access to the proxy, which is submitted by holders of at least one percent of the shares (owned for at least a year). Such proposal must then be approved by a majority of votes cast. We will consider such proposals on a CASE-BY-CASE basis.

                                      B-6

BOARD OF DIRECTORS -- OVER-BOARDED DIRECTORS

To be an effective board member requires a certain time commitment. Many directors serve on more than one board, and do so effectively. However, some directors overextend themselves by serving on a large number of boards. We will
WITHHOLD our votes from directors that sit on more than six boards. We will
WITHHOLD our votes from directors that sit on more than one additional board and also serve as Chief Executive Officer of another company.

BOARD OF DIRECTORS -- REDUCE SIZE

Some shareholders have sought to reduce the size of boards as a cost-cutting measure. However, the costs associated with boards are relatively small, and considerations other than size should be weighed carefully. We will OPPOSE such resolutions.

BOARD OF DIRECTORS -- SHAREHOLDER ADVISORY BOARD

Shareholders have asked that corporations create a shareholder advisory board to represent the owners' views to the board. Boards with a sufficient number of outside directors should represent the interests of shareholders. We will OPPOSE such resolutions.

BOARD OF DIRECTORS -- STAGGERED TERMS

The annual election of all directors is a necessary part of maintaining accountability to shareholders. Management often proposes a classified board or staggered board terms to maintain control of the board. We will oppose bylaws of this type. We will SUPPORT resolutions to abolish staggered boards.

EMPLOYEE BENEFITS -- CASH BALANCE PENSION PLANS

In the late 1990s, many companies converted their pension plans from traditional defined benefit pension plans to cash-balance plans. Older workers can lose significant pension earnings if their traditional pension is replaced by a cash-balance plan that puts them on an equal earning footing with younger workers. Shareholders have asked companies to give employees the choice of either a defined benefit pension plan or a cash-balance plan. We will SUPPORT these resolutions.

EMPLOYEE COMPENSATION -- EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

In the expectation that companies fostering employee ownership will grow faster, attract and retain higher quality employees, create more employee wealth, and achieve sustained superior performance, shareholders have asked corporation to create and fund ESOPs, and report on employee ownership. We will SUPPORT these resolutions.

EMPLOYEE COMPENSATION -- RELATIVE COMPENSATION LEVELS

A few enlightened companies have set a maximum range they will tolerate between the salaries of their lowest- and highest-paid employees. Shareholders have asked other companies for reports comparing the compensation packages of the average and lowest wage earners to those of top management. We will SUPPORT these resolutions.

MANAGEMENT AND DIRECTORS -- REASONABLE COMPENSATION

We support reasonable compensation packages for managers and directors. In general, we do not regard as reasonable:

   o  Pension plans for outside directors (since they usually benefit from other plans)

                                      B-7

   o  Gold or silver parachute plans triggered by a takeover

   o  Total compensation to outside directors exceeding $100,000 per year

   o  Total compensation to chief executive officers exceeding $10,000,000 per year

We will OPPOSE resolutions proposing these or similar compensation schemes and will SUPPORT resolutions proposing that such schemes be submitted to the shareholders for approval. In addition, we will SUPPORT resolutions calling for companies to review and report on executive compensation.

MANAGEMENT COMPENSATION -- DISCLOSURE

Shareholders have asked companies to disclose the salaries of top management beyond those the SEC requires in the proxy statement. We will SUPPORT these resolutions.

MANAGEMENT COMPENSATION -- EXCESSIVE STOCK OPTION GRANTS TO EXECUTIVES

According to a 1999 study by Northwestern University's Kellogg School of
Management entitled "Unleashing the Power of Employee Ownership," firms with broad-based stock ownership delivered superior stock market performance and profitability relative to peer firms without employee ownership. Shareholders wishing to promote more broad-based employee ownership of their corporations'
stock have asked corporate boards to limit stock options granted to (1) a single individual to no more than 5% of the total options granted in a single year, and
(2) the group of executive officers to no more than 10% of the total options granted in a single year. We will SUPPORT these resolutions.

MANAGEMENT COMPENSATION -- EXECUTIVE SEVERANCE PAY REVIEW

Shareholders have criticized boards of directors that grant retiring executives severance pay packages that significantly exceed the standard benefits granted to other company executives, particularly when the company's financial performance was poor during the executive's tenure. As a result, shareholders have asked boards to prepare reports that summarize and explain the relationship of their executive severance package policies and philosophies to corporate performance, employee morale, and executive performance incentives. We will
SUPPORT these resolutions.

MANAGEMENT COMPENSATION -- HEALTHCARE SYSTEMS AND INSURERS

Healthcare systems and insurers must balance their needs to generate profits against the quality of care they provide their customers. Shareholders have asked for a board level review of executive compensation practices that would lead to tying compensation to the quality of care and/or service given to patients. We will SUPPORT these resolutions.

MANAGEMENT COMPENSATION -- NONFINANCIAL PERFORMANCE

Shareholders have asked companies to review their executives' compensation and report to shareholders on its link not only to financial performance but also to the company's performance on:

   o  Environmental issues

   o  Burma

   o  Improvements in healthcare quality

   o  Exporting U.S. jobs to low-wage countries

   o  Closing the wage gap in the U.S. between workers and top management

   o  Predatory lending

                                      B-8

   o  Diversity issues

   o  Social issues generally

We will SUPPORT these resolutions.

EXECUTIVE COMPENSATION -- PENSION PLAN ACCOUNTING & FINANCIAL TRANSPARENCY

Some corporations use `pension credits', a projection of the growth of the company's pension plan, as part of its formula for calculating executive compensation and bonuses. Because pension credits reflect neither operating performance nor even actual returns on company pension plan assets, their use can improperly inflate executive compensation. Pension credits are not based on actual investment returns, but on the "expected return" on plan assets and other assumptions set by management. We believe boosting performance pay with pension income also creates incentives contrary to long-term shareholder interests. Such incentive pay formulas could, for example, encourage management to skip cost-of-living adjustments expected by retirees, or to reduce expected retirement benefits.

We will SUPPORT resolutions asking companies to exclude pension credits from the calculation of executive compensation. Several companies including AT&T (in response to a Domini proposal), General Electric, Verizon Communications and
Qwest Communications International Inc. have adopted these proposals.

We will also SUPPORT resolutions asking companies to provide transparent reports to shareholders of profit from real company operations, and/or to use part of their pension fund surplus to adjust retiree pay for inflation.

MANAGEMENT COMPENSATION -- PERFORMANCE-BASED STOCK OPTIONS

Shareholders have asked companies to tie executive compensation more closely to company, rather than stock market, performance through the use of performance-based stock options. Performance-based stock options include indexed stock options, which link option exercise prices to an industry index;
premium-priced stock options, which have exercise prices that are above the market price of the stock on the date of grant; and performance-vesting options, which vest only after the market price of the stock exceeds a target price greater than the market price on the grant date. We will SUPPORT these resolutions.

MANAGEMENT COMPENSATION -- SALARY FREEZE DURING LAYOFFS

Layoffs are generally undertaken as cost-saving measures designed to improve profits and increase the company's long-term competitiveness. However, increasing the pay of corporate officers while asking employees to sacrifice is hypocritical, damaging to a company's culture, and indicative of poor corporate governance. We will SUPPORT resolutions that require companies to freeze the salaries of corporate officers during layoffs and/or until the positive benefits of the layoffs are demonstrated.

MANAGEMENT COMPENSATION -- STOCK OPTION EXPENSING

Current accounting rules do not require companies to expense stock options as a cost in determining operating income. We believe this practice leads to distorted earnings reports, and excessive use of stock options for executive compensation. We will OPPOSE the use of stock options where they are not fully expensed, and SUPPORT shareholder proposals calling for companies to expense stock options in the company's annual income statement.

                                      B-9

MANAGEMENT COMPENSATION -- TIE CEO COMPENSATION TO SALARY OF LOWEST-PAID WORKER

Compensation for corporate CEOs has grown at an astonishing pace in recent years, far faster than that for employees in general. Between 1982 and 2001 the average chief executive officer's pay increased from 42 times that of the lowest paid worker to 411 times (Business Week Online, May 6, 2002). Shareholders have asked that corporations establish a cap for CEO compensation, tying it to the wage of the lowest-paid workers. We will SUPPORT these resolutions.

In addition, shareholders have asked that corporations prepare a detailed statistical historical report on the salaries of the highest-paid executive and lowest-paid employee. We will SUPPORT these resolutions.

MERGERS AND ACQUISITIONS -- IN GENERAL

Many recent studies have concluded that a sizable majority of mergers and acquisitions fail to deliver shareholder value. Nevertheless, shareholders overwhelmingly approve most mergers and acquisitions. At the same time, significant mergers and acquisitions may entail serious social and environmental risks. For this reason, we will review the potential social and environmental costs of any merger or acquisition along with purely financial considerations.
Although mergers and acquisitions may offer financial, and even social and environmental, benefits, their tendency to under perform, and their potential to do harm, creates the need for special scrutiny on a CASE-BY-CASE basis.

We will OPPOSE any merger or acquisition whose resulting company would not qualify for the Domini 400 Social IndexSM on exclusionary grounds (for example, we would oppose the acquisition of a holding by a tobacco manufacturer). We will also generally OPPOSE mergers that involve a two-tiered stock offer. When evaluating mergers and acquisitions, in addition to the business case for the deal, where information is available, we will consider the following factors:

   o  The relative social and environmental performance of the two companies;

   o  The impact of the merger on employees, including layoffs and proposed post-merger investments in human resources;

   o  Whether this is a hostile acquisition of a company with a substantially unionized workforce by a company with a non-unionized workforce;

   o  The acquiring company's plans for cultural integration of the two companies;

   o  The acquiring company's history of acquisitions;

   o  Executive and board compensation packages tied to successful completion of the merger;

   o  Corporate governance changes as a result of the merger.

In certain industries, such as media, banking, agriculture and pharmaceuticals, we will consider with caution mergers that will create notably high levels of industry concentration, and may weight such considerations heavily in our decisionmaking.

MERGERS AND ACQUISITIONS -- IMPACT OF MERGER

Shareholders have requested companies to present a report on the impact a merger or acquisition has on employment levels, director and executive compensation, philanthropic commitment, and company products. For example, in the case of a bank merger, shareholders have asked what effect the merger will have on community reinvestment activities (CRA). We will SUPPORT these resolutions.

                                      B-10

MERGERS AND ACQUISITIONS -- SHAREHOLDER APPROVAL

Some shareholders have sought to require submission to shareholders of any merger or acquisition, regardless of size. While mergers and acquisitions that decisively change a company's character should be submitted to its owners for approval, we will OPPOSE all-inclusive resolutions since they are both impractical and entail an unnecessary expense.

PROXY VOTING -- CONFIDENTIAL BALLOT

Many companies' proxies bear the name of the shareholder, allowing companies to learn who voted how in corporate elections. Confidential voting is necessary to maintain a proxy voting system that is free of pressure. Shareholders have asked that proxy voting be kept confidential, except in those limited circumstances when the law requires disclosure. We will SUPPORT these resolutions.

RE-INCORPORATION

When a corporation seeks approval from its shareholders to reincorporate into a different jurisdiction, we will review management's rationale, and consider such proposals on a CASE-BY-CASE basis. Occasionally, a corporation will seek to re-incorporate in order to reduce its tax burden, or to shield itself from shareholder or consumer lawsuits. We will OPPOSE re-incorporation into jurisdictions that serve as tax shelters, such as Bermuda, or that significantly reduce legal rights for shareholders and other corporate stakeholders. We will
SUPPORT shareholder proposals to re-incorporate corporations from such jurisdictions.

SHAREHOLDER RESOLUTIONS -- IDENTIFICATION OF PROPONENTS

Shareholders have asked that management fully identify proponents of all shareholder resolutions. We will SUPPORT these resolutions.

SHAREHOLDER RESOLUTIONS -- SUPERMAJORITY VOTES

A company may propose a bylaw requiring that certain types of shareholder resolutions receive a supermajority -- sometimes as much as 80% of the vote --
to be adopted. We will OPPOSE these resolutions.

TAKEOVER -- EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

ESOPs should promote active employee ownership. However, some companies have proposed ESOPs as a way to park stock to avoid a takeover. We will OPPOSE ESOPs not intended and designed to promote active employee ownership.

TAKEOVERS -- STOCK ISSUANCE

Management may seek authorization to issue stock in an effort to avoid a takeover. We will OPPOSE these resolutions.

                                      B-11

SOCIAL AND ENVIRONMENTAL ISSUES

SUSTAINABILITY REPORTS

Concerned investors increasingly believe that the long-term financial health of a corporation is tied to the economic sustainability of its workers and the communities in which they operate, source, and sell their products.
Consequently, these investors have sought to analyze corporate financial, social, and environmental performance, and have asked corporations to prepare sustainability reports detailing their firms' records in these areas. Some shareholders have requested that companies prepare such reports using the sustainability guidelines issued by the Global Reporting Initiative (GRI). We will SUPPORT resolutions requesting these reports.

COMMUNITY

ACCESS TO PHARMACEUTICALS -- DISCLOSURE OF INCENTIVES TO PHARMACEUTICAL
PURCHASERS

Drug companies have provided doctors, pharmacy benefit managers, and other pharmaceutical purchasers rebates, payments, and other incentives to purchase their drugs. These incentives are often hidden, and are therefore not passed on to patients. According to a US News & World Report article entitled "When Is a
Rebate a Kickback?", some estimate that these payments add up to approximately
10% of the $122 billion Americans spend on drugs annually. Shareholders have called on pharmaceutical companies to issue reports disclosing the extent and types of incentives they use to influence pharmaceutical purchasers to select their drugs. We will SUPPORT these resolutions.

ACCESS TO PHARMACEUTICALS -- ETHICAL CRITERIA FOR DRUG PATENT EXTENSIONS

According to a May 2002 study by the National Institute for Health Care
Management, two-thirds of drugs approved by the FDA during the period 1989-2000 were modified or identical versions of existing drugs. Patents on these "me too"
drugs extend the time it takes for generic drugs to come to market, which are lower in cost but equally effective alternatives to brand names. Shareholders have called into question the ethics of effectively extending the patents on existing drugs, and are concerned about the negative effects of this practice on their companies' reputations and on consumers' access to needed treatments.

We will SUPPORT resolutions asking companies to develop ethical criteria for the extension of patents on prescription drugs and to issue reports on the implications of such criteria.

CABLE COMPANIES AND PORNOGRAPHY

The availability and the level of graphic, sexually explicit, and/or obscene content on cable channels is expanding. This "mainstreaming" of pornography has become a source of serious concern for some shareholders on both social and financial grounds. Among other things, shareholders have asked cable companies to:

   o  Outline the business case for their increasing distribution of pornography

   o  Review policies governing content decision-making for cable operations

   o  Assess the potential legal issues and financial liabilities posed by possible violations of local obscenity laws and lawsuits from individuals and communities.

We will SUPPORT these resolutions.

CITIZEN INITIATIVES -- NONINTERFERENCE BY CORPORATIONS

According to the Supreme Court, large corporations have a constitutional right to participate in initiative campaigns. However, their financial contributions can and do defeat citizen initiative campaigns for environmental protection, recycling, sustainable resource use, and right to know laws. Shareholders have

                                      B-12

asked corporations to refrain from contributing to initiative campaigns unless a competitor would gain a competitive advantage from it. We will SUPPORT such resolutions.

COFFEE CRISIS REPORT

In the early 2000s, the price of coffee beans reached all-time lows, preventing small farmers from earning enough to cover their costs of production. This crisis in the global coffee market has pushed thousands of small coffee farmers to the brink of starvation, with many abandoning their farms out of desperation.
In addition, nations that depend on coffee income have had to cut back on essential social services. The move to plantation-grown coffee, which has exacerbated the plight of small farmers, threatens the environment as well. The crisis presents significant reputational risks to corporations that roast and sell coffee, as they become associated with this humanitarian crisis.
Shareholders have asked companies to report on their policies related to the steep decline in coffee prices, and their response to the crisis. We will
SUPPORT these proposals.

CONFIDENTIALITY OF PERSONAL INFORMATION

The outsourcing of white-collar jobs overseas has prompted concerns over the enforceability of U.S. laws to protect confidential data of customers and patients. Some shareholders have called on companies to report on policies and procedures to ensure all personal and private customer information remains so even when business operations are outsourced overseas, contracted or subcontracted. We will SUPPORT these resolutions.

CORPORATE WELFARE

Corporate welfare, according to a Time magazine article on the subject, is "any action by local, state or federal government that gives a corporation or an entire industry a benefit not offered to others." Federal corporate welfare payments in 1998 reportedly equaled 26% of total 1998 after-tax corporate profits in the U.S. Government officials, business leaders, shareholders, and others worry that corporate welfare leads to unfair market competition and softens the ability of American businesses to compete. We will SUPPORT resolutions that ask corporations to report the corporate welfare benefits they receive.

EQUAL CREDIT OPPORTUNITY

Access to capital is essential to participating in our society. The Equal Credit
Opportunity Act prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, and the like.

Shareholders have asked for:

   o  Reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage-lending discrimination.

   o  The development of fair lending policies that would ensure access to credit for major disadvantaged groups and require annual reports to shareholders on their implementation.

   o  The development of policies to ensure that the firm does not securitize predatory loans.

   o  Specific actions to prevent predatory lending. (The subprime lending industry has been the subject of widespread criticism for systemic abuses known collectively as predatory lending. Predatory lending includes the charging of excessive rates and fees, failing to offer borrowers with good credit interest rates that reflect their sound credit records, requiring borrowers to give up their full legal rights by agreeing to mandatory arbitration as a condition of receiving the loan,

                                      B-13

      and paying large prepayment penalties that make refinancing loans prohibitively expensive. These practices have disproportionate impact on low-income, elderly, and minority borrowers.)

   o  The application by nonfinancial corporations, such as auto companies, of
      Equal Credit Opportunity Act standards to their financial subsidiaries.

   o  The application of domestic Community Reinvestment Act standards to emerging market countries.

We will SUPPORT these resolutions.

INSURANCE COMPANIES AND ECONOMICALLY TARGETED INVESTMENTS

Economically targeted investments (ETIs) are loans made to low- to moderate-income communities or individuals to foster, among many things, small businesses and farms, affordable housing, and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareholders have asked for reports outlining how insurers could implement an ETI program. We will
SUPPORT these resolutions.

LAND PROCUREMENT

Retail firms, particularly `big-box retailers' can have a significant negative impact on local communities, permanently altering the character of the community's economy and environment. Controversies that arise as a result may negatively impact the company's reputation and ability to attract consumers. We will SUPPORT shareholder proposals asking such companies to develop socially and environmentally sensitive land-procurement policies, and to report to shareholders on their implementation.

Occasionally corporations locate facilities on sites of archeological or cultural importance. Local citizens often protest such plans. Shareholders have asked companies to:

   o  Prepare a report on the impact of its plans in culturally sensitive sites;

   o  Develop policies that would ensure the preservation of communities cultural heritage and the natural environment;

   o  Consult with affected communities on development plans;

   o  Maintain high ethical standards when working with governments and partners;

   o  Cease their operations on these sites once operations have begun.

We will SUPPORT these resolutions.

LOWER DRUG PRICES

Millions of Americans have severely limited or no practical access to crucial prescription drugs because they are either uninsured or underinsured. In addition, shareholders have criticized pharmaceutical companies for using a two-tiered pricing system through which retail purchasers are charged significantly more for drugs than are group purchasers like HMOs and federal government agencies. As a result, the underinsured and uninsured must often pay higher prices for the same drugs than their adequately insured counterparts. We will SUPPORT resolutions asking companies to implement and report on price restraint policies for pharmaceutical products.

                                      B-14

OVER-THE-COUNTER (OTC)DERIVATIVES RISK

Alan Greenspan, the Federal Reserve Chairman, and others in the investment world have expressed concern over the negative impact of derivatives trading, and the extensive use of derivatives throughout the economy. To evaluate the credit risks associated with exposure to the derivatives market, shareholders have requested financial companies to provide adequate disclosure of the collateral for over the counter derivatives. We will SUPPORT these resolutions.

POLITICAL CONTRIBUTIONS & NONPARTISANSHIP

Even after the passage of the Bipartisan Campaign Reform Act, which banned federal soft-money contributions by corporations, concerns still remain about corporate involvement in the political process. For example, state regulations regarding political contributions vary widely, and it can be very difficult, if not impossible, to obtain an accurate picture of a corporation's political involvement. In addition, concerns have been raised regarding corporate
Political Action Committees, which are established to collect political contributions from employees. Shareholders have asked boards of directors to establish corporate political contributions guidelines and reporting provisions, and to produce reports detailing the use of corporate resources for political purposes. We will SUPPORT these resolutions.

We will also SUPPORT proposals advancing principles of corporate nonpartisanship, for example, requesting corporations to refrain from devoting resources to partisan political activities or compelling their employees to contribute to or support particular causes.

PUBLIC INTEREST OBLIGATIONS

The Federal Communications Act of 1934 requires media companies utilizing the publicly owned airwaves to act as a public trustee, and to fulfill a public interest obligation. Shareholders have asked media companies to report on their activities to meet their public interest obligations. We will SUPPORT such proposals.

QUALITY OF HEALTHCARE

Many communities are increasingly concerned about the ability of for-profit healthcare institutions to provide quality healthcare. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care. We will SUPPORT these resolutions.

REDLINING

"Redlining" is the systematic denial of services to an area based on its economic or ethnic profile. The term originated in banking, but the same practice affects businesses as different as insurance companies and supermarkets. Shareholders have asked management to appraise their lending practices and develop policies to avoid redlining.

Shareholders have also asked insurance companies to develop "fair housing"
policies that would assure adequate homeowner insurance protection in low-income neighborhoods. We will SUPPORT these resolutions.

RIDE SAFETY

The U.S. Consumer Product Safety Commission (CPSC) report Amusement Ride-Related
Injuries and Deaths in the United States: 1987-1999 states that 7,000 people were treated in the hospital in 1999 for injuries related to amusement parks. In addition, such injuries increased over the time period investigated by 95%, while attendance increased by only 7%. No federal regulation of amusement parks currently exists, and parks in many states are not required to report on injuries caused by rides. Shareholders have

                                      B-15

filed resolutions asking companies to report on company policies for ride safety, medical response, and reporting of injuries related to amusement park rides. We will SUPPORT these resolutions.

DIVERSITY

Note: See also "Board of Directors -- Diversity" in our Corporate Governance
section.

EQUAL EMPLOYMENT OPPORTUNITY AND AFFIRMATIVE ACTION REPORT

All corporations have the power to promote equality in the workplace and the marketplace. Shareholders have asked for reports that may include:

   o  A chart identifying employees by sex, race, and the various job categories defined by the EEOC;
   o  A description of affirmative action policies and programs in place;
   o  The company's Form EEO-1 disclosure report;
   o  A report on the percentage of hires during the previous year who were persons with disabilities;
   o  A description of programs designed to increase the number of women and/or minority managers;
   o  A description of programs designed to increase the number of persons employed with disabilities;
   o  A description of how the company is working to eliminate "glass ceilings"
      for female and minority employees;
   o  A report on any material litigation facing the company concerning diversity-related controversies;
   o  A description of how the company publicizes its affirmative action policies and programs to suppliers and service providers; and/or
   o  A description of programs directing the purchase of goods and services from minority- and/or female-owned businesses.

We will SUPPORT these resolutions.

EQUALITY PRINCIPLES ON SEXUAL ORIENTATION

In 1995, a coalition of advocacy groups and businesses, primarily in financial services, developed the Equality Principles on Sexual Orientation. The principles call on companies to:

   o  Adopt written prohibitions against discrimination in employment based on sexual orientation;
   o  Recognize and grant equal status to employee groups formed to address sexual orientation issues in the workplace;
   o  Include sexual orientation issues in diversity training;
   o  Grant spousal benefits to domestic partners, regardless of sexual orientation;
   o  Refrain from using negative stereotypes of sexual orientation in advertising; and
   o  Practice nondiscrimination in the sale of goods and services and the placement of advertisements.

Shareholders have asked for reports on the implementation of the Principles. We will SUPPORT these resolutions.

PAY EQUITY

Historically women have not received comparable wages for comparable work in many sectors of our economy, although national legislation requires that they be comparably compensated. Shareholders have asked for reports that companies undertake studies to assure that all women and minorities are paid comparably with their counterparts. We will SUPPORT these resolutions.

                                      B-16

RACIAL STEREOTYPES IN ADVERTISING

Racial stereotyping persists in advertising and team logos. The most notorious of these is the Cleveland Indians' "Chief Wahoo." Shareholders have asked companies to display more sensitivity toward the images they present. We will
SUPPORT these resolutions.

ENVIRONMENT

ADOPT GLOBAL ANIMAL WELFARE STANDARDS

Shareholders have asked restaurants and other corporations to adopt animal welfare standards for their operations worldwide, and to report these standards to shareholders. We will SUPPORT these resolutions.

CERES PRINCIPLES

The Coalition for Environmentally Responsible Economies (CERES) was formed in
1989 in the wake of the Exxon Valdez disaster.

It developed a set of ten principles, now called the CERES Principles, to guide corporate decisions that affect the environment. By subscribing to the
Principles, a company commits itself to:

   o  Work toward positive goals such as sustainable use of natural resources, energy conservation, and environmental restoration;
   o  Set definitive goals and a means of measuring progress; and
   o  Inform the public in an environmental report published in the format of a
      CERES Report.

Shareholders have submitted resolutions asking corporations to study the
Principles or to endorse them. We will SUPPORT these resolutions.

CO2 AND CLIMATE CHANGE

Shareholders have become increasingly concerned about the potential climate-changing effects of greenhouse gas emissions (GHG emissions) from their companies' operations and products. They have focused particular attention on electric utility, oil, manufacturing, and insurance companies. Some shareholders have asked electric utility companies for reports on policies, programs, and progress to date in helping ratepayers conserve energy and in using benign sources of electricity to reduce CO2 emissions. Others have asked oil, electric utility, and manufacturing companies to report on GHG emissions from their operations and products, and their progress towards reducing such emissions.
Shareholders have also asked property and casualty insurance industry firms to report on their exposure to potentially catastrophic risks from natural disasters brought on by worldwide climate change. We will SUPPORT these resolutions.

ENVIRONMENTAL HAZARDS TO COMMUNITY

The public has a right to know whether a company uses substances that pose an environmental health or safety risk to a community in which it operates.
Shareholders have asked companies to make information about these risks available to enable surrounding communities to assess a facility's potential impact. We will SUPPORT these resolutions.

                                      B-17

ENVIRONMENTAL REPORTS

Shareholders have asked companies to prepare general reports (often using the
CERES Report as a guide) describing company programs, progress, and future plans in the environmental area. Such resolutions may also ask the company to (1)
disclose environmental liabilities in a somewhat clearer fashion than the SEC requires, (2) report on toxic emissions, or (3) disclose the environmental impact of the company's operations on biodiversity. Other requests have focused on specific environmental problems, such as hazardous waste sites. Shareholders have also asked for reports on the environmental and occupational standards that companies require of their suppliers and vendors. We will SUPPORT these resolutions.

ENVIRONMENTAL STANDARDS FOR INTERNATIONAL ELECTRONICS INDUSTRY SUBCONTRACTORS

The manufacture of semiconductors requires extensive use of toxic chemicals and the use and discharge of large amounts of water. Shareholders have asked certain large U.S. electronics products companies to report on their policies for monitoring the environmental records of their major overseas suppliers. We will
SUPPORT these resolutions.

GENETICALLY ENGINEERED (GE) AGRICULTURAL PRODUCTS

There is growing concern that GE foods may be harmful to humans, animals, or the environment. There is also concern that any detrimental impact on public health and the environment resulting from these foods may expose companies to substantial financial liabilities. Shareholders have asked companies to delay marketing GE foods until testing proves these products to be safe over the long term. They have also asked companies that are currently marketing GE foods to
(1) label them as such; (2) adopt a policy to phase them out; (3) report on the financial and environmental costs, benefits, and risks associated with the production and consumption of these products; and/or (4) report on the feasibility of phasing them out, unless long-term testing proves them safe to humans, animals, and the environment. We will SUPPORT these resolutions.

NO MINING OR EXPLORATION AND PRODUCTION IN CERTAIN ENVIRONMENTALLY SENSITIVE
REGIONS

Certain regions of the U.S., such as the Arctic National Wildlife Refuge or the
Okefenokee National Wildlife Refuge, are particularly environmentally sensitive.
Shareholders have asked natural resource extraction companies to adopt a policy of not exploiting these regions. We will SUPPORT these resolutions.

PAPER PRODUCTION AND USE -- CHLORINE BLEACHING

The insatiable demand for paper has led to clear-cutting of forest for pulp and the use of chlorine bleaching to achieve whiteness in the end product. As both these practices have dire environmental consequences, shareholders have asked paper manufacturers to report on plans to phase out the production of paper using these processes. In addition, shareholders have also asked companies to report on steps taken to eliminate the use of chlorine bleaching in the production of their products. We will SUPPORT these resolutions.

PAPER PRODUCTION -- TELEPHONE DIRECTORIES

Some producers of telephone books use paper derived from virgin rainforests.
Since alternative sources of paper exist, shareholders have asked publishers to phase out the use of paper from these sources. We will SUPPORT these resolutions.

                                      B-18

PHASE OUT MERCURY-CONTAINING DEVICES

Mercury, a bioaccumulative neurotoxin contained in such devices as thermometers and sphygmomanometers, poses a significant threat to public health. We will
SUPPORT resolutions asking corporations to phase out their production and/or sale of mercury-containing devices.

PVCS (POLYVINYL CHLORIDE PLASTICS), PHTHALATES

PVCs are environmentally hazardous throughout their life cycle (production, use, and disposal). Dioxin, a known human carcinogen, is created during the production of PVC feedstocks, as well as when PVCs are burned in waste incinerators. Among other things, dioxin has been linked to endocrine disruption, reproductive abnormalities, neurological problems, and infertility in humans and animals. In addition, large amounts of chemicals called
"phthalates" are used to manufacture flexible PVC products. A commonly used phthalate plasticizer called di-ethylhexyl-phthalate (DEHP) is a probable reproductive toxicant, as well as a toxicant of the liver and kidney.

PVCs are the primary component in 25% of all medical products. These include IV, blood, and enteral feeding bags; oxygen tubing and masks; dialysis tubing;
enteral feeding tubes; examination gloves; and sterile packaging. Many non-PVC medical supplies (IV bags, gloves, plasma collection bags, and containers) are currently available and others (tubing, film for collection bags, and blood bags) are under development. We will SUPPORT resolutions asking companies to phase out the manufacture of PVC- or phthalate-containing medical supplies where safe alternatives are available.

PVCs are also extensively used in building materials such as furniture and floor coverings. We will SUPPORT resolutions asking companies to report on the risks, financial costs, and benefits, and environmental and health impacts of the continued use of PVCs in these types of products.

POLLUTION PREVENTION, RECYCLING, AND PRODUCT LIFE-CYCLE RESPONSIBILITY

Implementation of pollution-prevention and recycling programs results in clear benefits to corporations, shareholders, and the environment. Shareholders have asked corporations in environmentally risky industries to adopt a policy requiring each major facility to conduct an annual review of pollution-prevention measures. Shareholders have also asked companies to adopt and report upon plans for the virtual elimination from their operations of certain pollutants that cause severe environmental harm. Others have asked corporations to increase the use of recycled materials in their production processes and/or to implement a strategy encouraging consumers to recycle company products. In addition, shareholders are increasingly asking companies to commit to taking responsibility for the environmental impact of their products during their entire life cycles and to report on the initiatives they use to achieve this objective. We will SUPPORT these resolutions.

RENEWABLE FUELS AND ENERGY EFFICIENCY

Burning coal and oil contributes to global climate change, acid rain, deteriorating air quality, and related public health and environmental problems.
In addition, the use of nonrenewable fuels such as oil and coal is, by definition, an unsustainable business practice. Corporations can significantly reduce their negative impact on the environment by implementing more energy-efficient manufacturing processes and marketing more energy-efficient products. They may also do so through creating products and manufacturing processes that utilize renewable energy sources, several of which are currently cost-competitive. In addition, energy companies can help by increasing their investments in the development of renewable energy sources.

                                      B-19

We will SUPPORT resolutions asking corporations to develop products and operations that are more energy-efficient and/or that rely on renewable fuel sources. We will also SUPPORT resolutions asking energy companies to increase their investments in the development of renewable energy sources.

REVIEW POLICY ON SALE OF PRODUCTS CONTAINING OLD-GROWTH TIMBER

Old-growth forests are disappearing rapidly around the world. They represent critically important ecological assets that must be preserved for future generations. Companies selling products containing wood from old-growth forests are contributing to the destruction of these forests. Shareholders have asked retail firms to review their policies on the sale of products containing wood from old-growth forests and to develop and implement comprehensive policies prohibiting the harvest and trade in products from old growth and endangered forests. We will SUPPORT these resolutions.

RISKS LINKED TO WATER USE

There is a need for long-term corporate water use strategies. Corporations are exposed to the following risks linked to water use:

   o  Increasing water costs;
   o  Increasing competition for water supplies;
   o  Conflicts with local communities over water rights; and
   o  Risk of disruption of water supplies and its impact on business operations.

In particular, social investors are concerned with companies involved in the bottled-water industry. These companies risk the potential of being involved in water rights disputes with local communities. We will SUPPORT resolutions requesting companies to report on the business risks associated with water use and its impact on the corporation's supply chain, and steps taken to mitigate the impact on water supplies of communities near company operations.

USE OF PARABENS IN BEAUTY PRODUCTS

Parabens, used as preservatives in beauty products, have been identified as estrogenic chemicals. Estrogenic chemicals are those that mimic the action of estrogen, a hormone that has been shown to control the growth of breast cells.
In addition, it has also been shown that exposure to external estrogens, those not naturally produced by the body, increase the risk of breast cancer. The
National Research Council has determined that certain synthetic chemicals that mimic the function of estrogen are associated with adverse effects on the reproductive health of wildlife and other animals. There is substantial scientific evidence to suggest that increased exposure to substances that behave like estrogen in the body may elevate an individual's risk of developing cancer.

We will SUPPORT resolutions asking companies to report on the feasibility of removing, or substituting with safer alternatives, all parabens used in their products.

HUMAN RIGHTS

AFFORDABLE HIV/AIDS, TUBERCULOSIS, MALARIA, AND OTHER DRUGS FOR DEVELOPING
COUNTRIES

As of December 2000, approximately 90% of the 36.1 million people living with
HIV/AIDS resided in developing countries. Tuberculosis (TB), a disease that is frequently a complication of AIDS, claims approximately 2 million lives annually and is the world's leading infectious killer. Malaria similarly claims approximately 1.1 million lives.

                                      B-20

Shareholders have called on pharmaceutical companies in industrialized nations to develop and implement a policy to provide HIV/AIDS, TB, malaria, and other drug treatments in ways that the majority of people affected by these diseases in developing countries can afford. These resolutions are intended to help provide relief to developing countries that are gravely suffering from these epidemics and to protect the intellectual property of their companies' products in order to ensure their long-term profitability. We will SUPPORT these resolutions.

AIDS -- IMPACT OF AIDS ON OPERATIONS

The World Health Organization (WHO) reported that sub-Saharan Africa has one of the highest rates of AIDS and one of the lowest percentages of infected populations receiving treatment. UNAIDS, the Joint United Nations Programme on
HIV/AIDS, stated that in order to achieve sustainable development in these regions, both the government and the private sector need to address the local
AIDS epidemic. The private sector can do so through the provision of comprehensive workplace health coverage, counseling, testing, and treatment programs. We will SUPPORT resolutions that call for corporate reports on the impact of AIDS on operations in sub-Saharan Africa.

BURMA

The Burmese military dictatorship has been accused of serious, ongoing human rights violations. The behavior of the Burmese government has led to international censure and, in the case of the United States, government sanctions. In July 2003, the US government passed legislation (the Burmese
Freedom and Democracy Act) making it illegal to import goods and services from
Burma. Most large investments in Burma must be made through joint ventures with the military dictatorship, thus providing income to a regime that has committed gross violations of human rights. Shareholder resolutions relating to Burma include:

   o  Requests for comprehensive reports on corporate operations or investments in Burma;
   o  Requests for reports on the costs -- both tangible and intangible -- to companies attributable to their being boycotted for doing business in
      Burma; and
   o  Demands that companies terminate all operations or investments in Burma.

We will SUPPORT these resolutions.

CHINA -- HUMAN RIGHTS CRITERIA

Resolutions introduced in Congress have called for U.S. corporations with operations in the People's Republic of China to follow certain principles in doing business there. These principles commit companies to, among other things, promote freedom of expression and freedom of association among employees, to use production methods that do not risk harm to the environment, and to prohibit the presence of the Chinese military on the premises. We will SUPPORT resolutions asking companies to adopt these principles.

Shareholders have submitted resolutions asking companies in certain key industries, such as nuclear power, not to begin new operations in China until the country improves its human rights record. They have also submitted resolutions asking financial services companies transacting business in China to report on the impact such transactions have on human rights and the environment.
We will SUPPORT these resolutions.

                                      B-21

CHINA -- PRISON LABOR

The widespread belief that the government of China uses forced labor from its prison system to produce goods for export to the U.S. and elsewhere has spawned a number of general resolutions on where and how companies do business overseas
(see above). Some shareholders, however, have asked for specific reports on business operations in China. We will SUPPORT these resolutions.

CHOOSING WHERE AND HOW TO DO BUSINESS

Companies choose where they will do business, where they will operate their factories, where they will subcontract their work or buy finished goods, and where they will extract natural resources. Shareholders have asked companies to develop guidelines for these choices that include consideration of a regime's human rights record. We will SUPPORT these resolutions.

GLOBAL COMPANIES -- STANDARDS OF CONDUCT

Global manufacturing, resource extraction, financial services, and other companies face complex issues arising from the diverse cultures and political and economic contexts in which they operate. Shareholders have asked companies to develop, adopt, and continually improve codes of conduct to guide company policies, programs, and operations, both within and outside their cultures of origin, and to publicly report these policies. Shareholders believe these codes should include policies designed to ensure the protection of the environment and human rights, the payment of just wages, the maintenance of safe working conditions, the avoidance of child and forced labor, and freedom of association.
Shareholders often ask companies to adhere to policies that conform to the
International Labor Organization's Core Conventions and the United Nations
Universal Declaration on Human Rights. We will SUPPORT these resolutions.

GLOBAL COMPANIES -- STANDARDS FOR VENDORS

The outcry against the use of offshore sweatshops by U.S. retailers has many origins. Underlying those protests, however, is a common assumption: U.S.
corporations have the power to alter the conditions under which their vendors operate. Shareholders have asked companies for reports describing their vendor standards, focusing especially on the workers' right to organize, working conditions, and worker compensation. They have also asked for (1) companies to use external, independent monitoring programs to ensure that their vendors comply with their vendor standards; and (2) reports on companies' efforts to assure that they are not doing business with contractors that use forced labor, child labor, or otherwise have abusive working conditions. We will SUPPORT these resolutions.

INDONESIA

Persistent reports indicate that textile and footwear factories in Indonesia subject their workers to exploitive techniques. Workers' protests have ended in the face of military force, and union members and organizers have been fired for their troubles. Shareholders have asked that companies adopt standards to guide their vendors' operations in Indonesia and use independent monitors to protect their vendors' workers. We will SUPPORT such resolutions.

INFANT FORMULA

Nutrition researchers have learned that substitution of infant formula for breast milk increases health risks to children. Shareholders have asked companies that produce infant formula to endorse the WHO/UNICEF Code of
Marketing for Breast-Milk Substitutes. We will SUPPORT these resolutions.

                                      B-22

INTERNATIONAL FINANCIAL STABILIZATION

Instability in international financial markets can lead to crises that fall heavily upon the developing consumer markets through the loss of jobs and higher prices for essential goods. An unstable market can also threaten the long-term profitability of corporations through their exposure to these markets and through the loss of markets. Corporations, particularly financial institutions, can play an important role in promoting international financial stability.
Shareholders have asked corporations to restrain their short-term lending and their exposure of other financial instruments to emerging market countries, highly leveraged institutions, and poorly regulated banking centers, and to promote and support similar regulatory measures proposed by coordinating bodies like the IMF. We will SUPPORT these resolutions.

INTERNATIONAL LENDING AND ECONOMIC DEVELOPMENT

Programs enforced by the IMF and World Bank are supposed to help developing countries repay loans, but considerable evidence indicates their effects include:

   o  Encouraging capital flight from less economically developed countries;
   o  Eroding human and natural resources;
   o  Encouraging the inefficient use of capital;
   o  Decreasing spending for health, education, and housing; and
   o  Undermining a country's long-term capacity to repay its debts.

To help remedy these matters, shareholders have asked financial services companies to develop criteria for the evaluation, support, and use of intermediaries capable of promoting appropriate development in emerging economies. Others have asked for the disclosure of the criteria used in extending loans to developing countries so as to avoid adding to their $1.3 trillion debt to industrialized countries. Shareholders have also asked companies to cancel debts owed to them by developing countries, particularly those designated as Heavily Indebted Poor Countries by the World Bank and the
IMF. Still others have asked for information on structural adjustment programs.
We will SUPPORT these resolutions.

JUSTICE FOR INDIGENOUS PEOPLES

Shareholders have asked natural resource extraction companies to report on their operations on indigenous lands and to address the impact and implications of their activities on both the land and the people. Shareholders have also asked these companies to cease operations on indigenous lands that have an adverse environmental, socioeconomic, or human rights impact on the local population. We will SUPPORT these resolutions.

MEXICO -- MAQUILADORAS

Maquiladoras are facilities operated by U.S. companies just south of the
U.S.-Mexico border. There, Mexican workers -- paid a fraction of what U.S.
workers would require to subsist -- assemble parts made in the U.S. and ship the finished goods north. Shareholders may ask management to:

   o  Initiate a review of its maquiladora operations, addressing issues such as environmental health and safety, or fair employment and wage practices, as well as standards of living and community impact; and

   o  Prepare a report with recommendations for changes in light of the findings

We will SUPPORT these resolutions.

                                      B-23

MONEY LAUNDERING

In order to prevent money laundering, shareholders have asked financial institutions not to engage in financial transactions, including no correspondent or payable-through accounts, for any financial institution that is not willing to provide the identity and address of the participants in transactions or relationships or the identity of the beneficial ownership of funds. We will
SUPPORT these resolutions.

NIGERIA, CHAD, AND CAMEROON

Corruption and instability have historically plagued the governments of Nigeria,
Chad, and Cameroon. Human rights groups have denounced these countries' human rights records. Shareholders have asked companies with operations in these states to report on their businesses there and their relationships with the government, or to develop guidelines for their operations in that country. We will SUPPORT these resolutions.

NORTHERN IRELAND -- MACBRIDE PRINCIPLES

The International Commission of Jurists has cited employment discrimination as one of the major causes of conflict in Northern Ireland. Shareholders have asked companies to make all lawful efforts to implement and/or increase activity on each of the nine MacBride Principles (equal employment opportunity principles).
We will SUPPORT these resolutions.

QUESTIONABLE OVERSEAS PAYMENTS

U.S. corporations can provide valuable goods and services to developing countries that help them attain a higher standard of living. At the same time, corporations doing business in these countries must be certain they are not violating provisions of the Foreign Corrupt Practices Act that prohibit the accepting of bribes and other questionable payments. Shareholders have asked companies to audit their foreign contracts to assure that no violations of the
Foreign Corrupt Practices Act are occurring. We will SUPPORT these resolutions.

SOUTH AFRICA

We immediately answered Nelson Mandela's October 1993 call to reinvest in South
Africa by removing our prohibitions on investments in companies with operations there. However, pressure on American corporations with any business, even indirect, in South Africa remains an effective tool for human rights advocates.
U.S. shareholders have advocated responsible investment in the country and have asked companies to commit themselves to uphold the South African Council of
Churches Code of Conduct for corporations doing business there. We will SUPPORT these resolutions.

TIBET

Since 1950, China has occupied Tibet. Human rights activists have protested
China's policies and practices in that country. From within Tibet there has been substantial opposition to Chinese rule. Shareholders have asked corporations to review plans for operating in Tibet in light of their policies on human rights.
We will SUPPORT these resolutions.

                                      B-24

MILITARISM AND VIOLENCE

COMMITMENT TO PEACE AND TO PLANNING FOR PEACETIME PRODUCTION

With the end of the Cold War, defense contractors should turn their attention to nonmilitary markets and to converting military technology to civilian uses.
Shareholders have asked for reports on military sales, conversion of military production to civilian purposes, and diversification plans to civilian production. We will SUPPORT these resolutions.

HANDGUN SALES

Violence in the U.S. has increasingly become a major concern. Tens of thousands of Americans die annually due to gunfire, including many children. Restricting easy access to guns is one way of reducing the possibility of gun violence. We will SUPPORT resolutions that ask certain mainstream retail companies to stop selling handguns and related ammunition, and to return all handgun inventories and related ammunition to their manufacturers.

VIOLENCE ON TELEVISION

Children's television programming recently set an all-time record of 32 violent acts per hour. By the time children finish elementary school, on average they have watched 8,000 murders and 100,000 acts of violence. Shareholders have asked media companies and program sponsors for reports on standards for television program production and mechanisms for monitoring violent programming. We will support these resolutions.

WORKPLACE VIOLENCE

According to the Bureau of Labor Statistics Census of Fatal Occupational
Injuries, 15% of fatal work injuries were caused by homicide in 1999. The Bureau also reported that violent acts were the second leading cause of workplace fatalities among female workers in 1999, accounting for 33% of such fatalities.
In keeping with the recommendations of the U.S. Occupational Safety and Health
Administration, shareholders have asked corporations to develop violence prevention programs in the workplace. We will SUPPORT these resolutions.

TOBACCO

INSURANCE AND HEALTHCARE COMPANIES INVESTING IN TOBACCO
Shareholders have asked insurance and healthcare company boards to report on the appropriateness of investments in the tobacco industry. They have also asked for reports on the impact of smoking on benefit payments for death, disease, and property loss. Shareholders have also asked insurance companies and healthcare providers not to invest in the stocks of tobacco companies. We will SUPPORT these resolutions.

LIMITATION ON TOBACCO SALES TO MINORS AND OTHERS

In the United Kingdom, social investors with a tobacco screen eliminate supermarket chains because they sell cigarettes. U.S. investors have focused on tobacco product manufacturers, not retailers. (Domini Social Investments will not invest in corporations that derive more than 15% of their revenues from the sale of tobacco products.) However, U.S. shareholders have submitted resolutions asking management of grocery chains, convenience stores, service stations, and pharmacies to implement programs to ensure that they do not sell tobacco products to minors, to restrict the promotion and marketing of tobacco products both in the U.S. and abroad, and/or to stop selling them altogether. In addition, shareholders have asked tobacco companies (which the Domini 400 Social
Index(SM) does not include) to limit sales of tobacco

                                      B-25

products to youth in developing countries and to tie executive compensation to the company's success in achieving federally mandated decreases in teen smoking.
Shareholders have also asked tobacco companies to adopt a policy of alerting pregnant women to the dangers of smoking. We will SUPPORT these resolutions.

SALES OF NON-TOBACCO PRODUCTS TO TOBACCO INDUSTRY

Shareholders have asked companies making significant sales of non-tobacco products to the tobacco industry to study the effects of ending these transactions or to stop immediately. Shareholders have also asked companies to study the health impact of certain products sold to the tobacco industry that become part of tobacco products. We will SUPPORT these resolutions.

SMOKE-FREE RESTAURANTS

Exposure to secondhand smoke from cigarettes can be harmful to the health of nonsmokers. An increasing number of restaurants are banning smoking on their premises. Shareholders have asked restaurant companies to adopt a smoke-free policy. We will SUPPORT these resolutions.

TOBACCO ADVERTISING

Tobacco is among the most heavily advertised products in the U.S. Shareholders have asked media companies that profit from cigarette advertising to:

   o  Develop policies and practices that would ensure that cigarette advertising is not manipulative or misleading;
   o  Voluntarily adopt the 1996 Food and Drug Administration regulations pertaining to tobacco advertising;
   o  Assure that tobacco ads are not youth-friendly;
   o  Assess the financial impact of refusing to run tobacco ads;
   o  Develop counter-tobacco ad campaigns funded from the revenues they receive from tobacco advertising; and
   o  Prepare reports that address the media's role in encouraging smoking, particularly among children.

Shareholders have also asked media firms to review and report on the ways in which smoking is portrayed in films and television programming. We will SUPPORT these resolutions.

TOBACCO SMOKE IN THE ENVIRONMENT

The hazards of tobacco smoke in the environment -- particularly indoors -- are well documented. Shareholders have requested that a company refrain from efforts to undermine legislation geared toward restricting smoking in public places.
Shareholders have also asked restaurant and airline companies to adopt smoke-free policies and they have requested that new fast-food franchises'
facilities be smoke-free. We will SUPPORT these resolutions.

II.      DOMINI SOCIAL INVESTMENTS' PROXY VOTING PROCEDURES

These Procedures are designed to ensure that all proxies for which Domini Social
Investments LLC ("Domini") has voting authority are cast in the best interests of our clients and Domini Funds' shareholders, to whom we owe a fiduciary duty.

                                      B-26

Domini has contractually delegated the implementation of its voting policies to two unaffiliated third parties -- KLD Research & Analytics, Inc. ("KLD") and
Social Investment Research Services ("SIRS"), a division of Institutional
Shareholder Services, as described below. Domini retains oversight of the proxy voting function through an internal Proxy Voting Committee, chaired by Domini's
General Counsel. Domini retains ultimate authority to set voting policies and to vote the proxies of the Domini Funds.

Proxy Voting Committee

Primary responsibility for the proxy voting function at Domini rests with
Domini's General Counsel ("GC"). An internal Proxy Voting Committee, chaired by the GC, has been established to exercise oversight of the proxy voting function.
The Committee meets on an as-needed basis as issues arise, but at least quarterly. The Committee operates through a consensus decision-making process.
The Committee's primary responsibilities include the following:

   1. Developing the Proxy Voting Guidelines: These Guidelines, which set voting policies for all securities for which Domini has authority to vote, are updated on an annual basis (generally before the start of the proxy season in the Spring), and from time to time as necessary, to reflect new issues raised by shareholder activists, regulatory changes and other developments.1 The Committee is also responsible for developing procedures and additional policies, where necessary, to ensure effective implementation of the Guidelines.

   2. Evaluation of vendors: To ensure that proxies are being voted in a timely fashion, and in accordance with the Guidelines, the Committee will receive and review reports from KLD and SIRS on an annual, and an as-needed basis.

   3. Identify and address conflicts of interest where they arise (See
      "Conflicts of Interest", below)

   4. Determine how to vote in certain circumstances: Where the Guidelines are silent on an issue, where there are unique circumstances that require further examination, or where the Guidelines require a "case-by-case"
      analysis and KLD does not have sufficient guidance to resolve the issue, the Committee will meet to determine how to vote.

      In making these voting determinations, the Committee may draw upon a variety of materials including, for example, SIRS analyses, newspaper reports, academic studies, non-governmental organizations with expertise in the particular issue being voted on, affected stakeholders, and corporate SEC filings, including management's position on the issue in question.

   5. Reporting to Clients (where client is a fund, to the Domini Funds Board of
      Trustees): The Committee is responsible for ensuring that the following reporting duties are performed: (a) Annual preparation and filing of Form
      N-PX, containing an annual record of all votes cast for each client. The
      Form will be posted to Domini's website and on the SEC's website at
      www.sec.gov; (b) Domini's web page containing an ongoing record of all votes cast for the Domini Social Index Portfolio each year; (c) Responding to client requests for proxy voting information; (d) Annual review and update of proxy voting information in Form ADV, Part II, the Statement of
      Additional Information for the Domini Funds and the Funds' shareholder reports; (e) Where there have been material changes to the Policies or
      Procedures, the Committee will ensure that these changes are posted to the
      Domini website, and

------------------
1 Domini applies one set of voting guidelines to all of its current clients. We are willing to work with reasonable special instructions from clients, subject to resource limitations and overall consistency with our investment approach.

                                      B-27

         communicated to clients; (f) Ensuring that all new clients receive a copy of the most recent Form ADV, containing a concise summary of
         Domini's proxy voting policies and procedures.

   6. Recordkeeping: The Committee will keep the following records: (a) the
      Procedures and Policies, as amended from time to time; (b) proxy statements received regarding client securities (via hard copies held by
      SIRS or electronic filings from the SEC's EDGAR filing system); (c)
      records of votes cast on behalf of Domini clients (in conjunction with
      SIRS); (d) records of a client's written request for information on how
      Domini voted proxies for the client, and any written response to an oral or written client request for such information; (e) any documents prepared or reviewed by Domini that were material to making a decision how to vote, or that memorialized the basis for that decision. These records will be maintained in an easily accessible location for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of Domini Social Investments.

KLD Research & Analytics, Inc. ("KLD")

Domini has delegated day-to-day responsibility for the implementation of its
Guidelines to its social research provider, KLD. KLD owns and maintains the
Domini 400 Social Index(SM), the Index upon which the Domini Social Equity
Fund(R) is based. KLD is responsible for reviewing SIRS voting recommendations for each proposal before the vote is cast. KLD has authority to override SIRS recommendation if it believes that the recommendation violates Domini's
Guidelines.

Where issues arise that are not explicitly addressed by the Guidelines, KLD has discretion to determine positions that it believes are in the spirit of the
Guidelines and the social screening policies applied to the Domini Funds. In some cases, KLD will seek guidance from Domini. In certain special circumstances, KLD has been instructed by Domini to defer the decision to Domini for review by the Proxy Voting Committee.

KLD assists in the development of Domini's Guidelines and works with SIRS on their implementation.

In an effort to enhance the influence of Domini's proxy voting, KLD sends letters on behalf of the Domini Funds to corporations whenever it votes against a board slate due to a lack of diversity and whenever it votes in support of a shareholder resolution to abolish a staggered board structure.

Social Investment Research Service (a division of Institutional Shareholder
Services) ("SIRS")

SIRS, and the clients' custodian, monitors corporate events, makes voting recommendations to KLD based on Domini's Guidelines, and casts the votes for
Domini's clients subject to KLD's approval. SIRS is also responsible for maintaining complete records of all votes cast, including hard copies of all proxies received, preparing voting reports for Domini, and maintaining Domini's web page containing an ongoing record of all votes cast for the Domini Social
Index Portfolio each year. On occasion, SIRS provides consulting services to
Domini on the development of proxy voting policies.

Conflicts of Interest

Although Domini Social Investments does not currently manage any pension plans, administer employee benefit plans, or provide brokerage, underwriting, insurance or banking services, there are occasions where potential conflicts of interest do arise. For example, potential conflicts of interest may present themselves where:

                                      B-28

   o  A Domini fund is included in the 401(k) plan of a client holding, or
      Domini may be actively seeking to have one of its funds included in the
      401(k) plan of a client holding;

   o  A significant vendor, business partner, client or Fund shareholder may have a vested interest in the outcome of a proxy vote; or

   o  A Domini executive or an individual involved in the proxy voting function may have a personal or business relationship with the proponent of a shareholder proposal or an issuer, or may otherwise have a vested interest in the outcome of a proxy vote.

Our proxy voting policies and procedures are designed to ensure that all proxies are voted in the best interests of all of our clients and Fund shareholders by isolating the proxy voting function from any potential conflicts of interest.
For example:

   o  The majority of our Guidelines are pre-determined, meaning that they outline an issue and specify a specific vote. With few exceptions, these policies are applied as drafted.

   o  Our policies are implemented by unaffiliated third parties that are generally not privy to the business or personal relationships that may present a conflict of interest.

In most instances, therefore, votes are cast according to pre-determined policies, and potential conflicts of interest cannot influence the outcome of our voting decisions. There are, however, several voting guidelines that require a case-by-case determination, and other instances where we may vary from our pre-determined policies where we believe it is in our clients and Fund shareholders' best interests to do so.

Where a proxy voting decision is decided in-house by Domini's Proxy Voting
Committee, the following procedures have been adopted to ensure that conflicts of interest are identified and appropriately addressed:

   1. Before each meeting of the Committee, each participant identifies any conflicts of interest he/she is aware of, including any contacts from outside parties or other members of Domini's staff or management team regarding the proxy issue in question.

   2. If conflicts are identified, and they are of a personal nature, that individual will be asked to remove him/herself from the decision-making process.

   3. Domini is a relatively small firm, and it is not possible to completely insulate the members of the Committee from all potential conflicts of interest relating to Domini's business. If the conflicts are related to
      Domini's business, therefore, the Committee will:

      a)   Where practical, present the conflict to the client and seek guidance or consent to vote the proxy (where the client is a mutual fund, the
           Committee will seek guidance from the Domini Funds' independent trustees.2

      b)   Where Domini is unable to pursue (a), above, or at the direction of the client, the Committee will delegate the decision to KLD, who will work with SIRS to cast the

------------------
2 In some cases, disclosure of the specific nature of the conflict may not be possible because disclosure is prohibited by Domini's privacy policy (where, for example, the conflict concerns a client or Fund shareholder) or may not otherwise be in the best interests of a Domini client, disclosure may violate other confidentiality obligations of the firm, or the information to be disclosed may be proprietary and place Domini at a competitive disadvantage. In such cases, we will discuss the situation with the client and seek guidance.

                                      B-29

           vote. Domini will take all necessary steps to insulate KLD and SIRS from knowledge of the specific nature of the conflict so as not to influence the voting decision.

      c)   The Committee will keep records of how the conflict was identified and what resolution was reached. These records will be available for review at the client's request.

These policies and procedures are subject to change without notice. They will be reviewed, and updated where necessary, on at least an annual basis and will be posted to Domini's website at www.domini.com/proxyvoting.html.

                                     PART C

Item 22.   Exhibits

(7)        a     Second Amended and Restated Declaration of Trust of the
                 Registrant.
(7)        b     Amended and Restated By-Laws of the Registrant.
(6)        d(1)  Management Agreement between the Registrant and Domini Social
                 Investments LLC ("Domini") with respect to Domini Social Bond
                 Fund.
(6)        d(2)  Submanagement Agreement between Domini and ShoreBank with respect to Domini Social Bond Fund.
(9)        e(1)  Amended and Restated Distribution Agreement with respect to
                 Investor Shares between the Registrant and DSIL Investment
                 Services LLC ("DSILD"), as distributor.
(9)        e(2)  Distribution Agreement with respect to Class R Shares between the Registrant and DSILD, as distributor.
(3)        g(1)  Custodian Agreement between the Registrant and Investors Bank &
                 Trust Company ("IBT"), as custodian.
(6)        g(2)  Letter Agreement adding Domini Social Bond Fund to the
                 Custodian Agreement between the Registrant and IBT, as
                 custodian.
(8)        g(3)  Amendment to the Custodian Agreement between the Registrant and
                 IBT, as custodian.
(9)        g(4)  Amendment to the Custodian Agreement between the Registrant and
                 IBT, as custodian.
(10)       h(1)  Transfer Agency Agreement between the Registrant and PFPC Inc.
                 ("PFPC").
(1)        h(2)  Sponsorship Agreement between the Registrant and Domini, as sponsor.
           h(3)  Expense Limitation Agreement with respect to the Domini Social
                 Equity Fund.
           h(4)  Expense Limitation Agreement with respect to the Domini Social
                 Bond Fund.
           h(5)  Expense Limitation Agreement with respect to the Domini Social
                 Bond Fund.
(6)        h(6)  Administration Agreement between the Registrant and Domini.
(2)(4)     i     Opinion and consent of counsel.
           j     Consent of independent registered public accounting firm.
(9)        m     Amended and Restated Distribution Plan of the Registrant with respect to Investor Shares.
(8)        n     Multiple Class Plan of the Registrant.
(5)        p(1)  Code of Ethics of the Registrant, Domini Social Index
                 Portfolio, and Domini Institutional Trust.
(10)       p(2)  Code of Ethics of Domini and DSILD.
(10)       p(3)  Code of Ethics of SSgA Funds Management, Inc.
(10)       p(4)  Code of Ethics of ShoreBank.
           q     Powers of Attorney.

------------------------

(1)        Incorporated herein by reference from Post-Effective Amendment No. 11 to the Registrant's Registration Statement as filed with the SEC on
           November 25, 1997.
(2)        Incorporated herein by reference from Post-Effective Amendment No. 13 to the Registrant's Registration Statement as filed with the SEC on
           September 29, 1999.
(3)        Incorporated herein by reference from Post-Effective Amendment No. 14 to the Registrant's Registration Statement as filed with the SEC on
           November 23, 1999.
(4)        Incorporated herein by reference from Post-Effective Amendment No. 16 to the Registrant's Registration Statement as filed with the SEC on
           January 13, 2000.
(5)        Incorporated herein by reference from Post-Effective Amendment No. 17 to the Registrant's Registration Statement as filed with the SEC on
           March 31, 2000.
(6)        Incorporated herein by reference from Post-Effective Amendment No. 19 to the Registrant's Registration Statement as filed with the SEC on
           November 28, 2000.
(7)        Incorporated herein by reference from Post-Effective Amendment No. 20 to the Registrant's Registration Statement as filed with the SEC on
           September 28, 2001.
(8)        Incorporated herein by reference from Post-Effective Amendment No. 23 to the Registrant's Registration Statement as filed with the SEC on
           September 29, 2003.
(9)        Incorporated herein by reference from Post-Effective Amendment No. 24 to the Registrant's Registration Statement as filed with the SEC on
           November 26, 2003.

(10)       Incorporated herein by reference from Post-Effective Amendment No. 25 to the Registrant's Registration Statement as filed with the SEC on
           September 29, 2004.

Item 23.   Persons Controlled by or under Common Control with Registrant

           Not applicable.

Item 24.   Indemnification

           Reference is hereby made to (a) Article V of the Registrant's Second
Amended and Restated Declaration of Trust, incorporated herein by reference; and
(b) Section 4 of the Distribution Agreements by and between the Registrant and
DSIL Investment Services LLC, incorporated herein by reference.

           The trustees and the officers of the Registrant and the personnel of the Registrant's administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment
Company Act of 1940, as amended.

Item 25.   Business and Other Connections of Investment Adviser

           Domini Social Investments LLC ("Domini") is a Massachusetts limited liability company with offices at 536 Broadway, 7th Floor, New York, New York
10012, and is registered as an investment adviser under the Investment Advisers
Act of 1940, as amended. The members of Domini are James E. Brooks; Amy L.
Domini; Steven D. Lydenberg; Committed Capital, LLC; and Domini Holdings LLC.
The officers of Domini are Amy L. Domini and Carole M. Laible.

                                 Other Business, Profession, Vocation,                Principal
             Name                       or Employment During the                  Business Address
                                          Past Two Fiscal Years

James E. Brooks                 President, Equity Resources Group, Inc.         Four Arlington Street
                                (real estate investment)                         Cambridge, MA 02140

Amy L. Domini                   Private Trustee, Loring, Wolcott &               230 Congress Street
                                Coolidge Office (fiduciary)                       Boston, MA 02110

                                Manager, DSIL Investment Services LLC          536 Broadway, 7th Floor
                                (broker-dealer); Domini Holdings LLC             New York, NY 10012
                                (holding company)

Carole M. Laible                President, CEO, Chief Compliance               536 Broadway, 7th Floor
                                Officer, Chief Financial Officer,                New York, NY 10012
                                Secretary, and Treasurer, DSIL
                                Investment Services LLC (broker-dealer)

Steven D. Lydenberg             Director, KLD Research & Analytics,            536 Broadway, 7th Floor
                                Inc. (social research provider) (until           New York, NY 10012
                                2003)

Committed Capital, LLC          N/A                                                  8 Oak Drive
                                                                                  Sherman, CT 06784

Domini Holdings LLC             N/A                                            536 Broadway, 7th Floor
                                                                                 New York, NY 10012

                                      C-2

           SSgA Funds Management, Inc. ("SSgA") is a wholly owned subsidiary of
State Street Corporation, with its main offices at State Street Financial
Center, One Lincoln Street, Boston, MA 02111. SSgA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The directors and officers of SSgA are:

      Name and Capacity          Other Business, Profession, Vocation,                Principal
          with SSgA                     or Employment During the                  Business Address
                                         Past Two Fiscal Years

Agustin Fleites                 Senior Principal, State Street Global       State Street Financial Center
President & Director            Advisors, a division of State Street             One Lincoln Street
                                Bank and Trust Company; Senior                    Boston, MA 02111
                                Principal, State Street Global Markets,
                                LLC, Boston, MA

Thomas P. Kelly                 Principal and Comptroller, State Street     State Street Financial Center
Treasurer                       Global Advisors, a division of State             One Lincoln Street
                                Street Bank and Trust Company                     Boston, MA 02111

Mark J. Duggan                  Principal and Associate Counsel, State      State Street Financial Center
Chief Legal Officer             Street Global Advisors, a division of            One Lincoln Street
                                State Street Bank and Trust Company               Boston, MA 02111

Peter A. Ambrosini              Senior Principal and Chief Compliance       State Street Financial Center
Chief Compliance Officer        and Risk Management Officer, State               One Lincoln Street
                                Street Global Advisors, a division of             Boston, MA 02111
                                State Street Bank and Trust Company

Mitchell H. Shames              Senior Principal and Chief Counsel,         State Street Financial Center
Director                        State Street Global Advisors, a                  One Lincoln Street
                                division of State Street Bank and Trust           Boston, MA 02111
                                Company

           ShoreBank is a wholly owned subsidiary of ShoreBank Corporation, with its main offices at 7054 S. Jeffery Boulevard, Chicago, IL 60649. The Investment
Advisory Department of ShoreBank is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The officers of The Investment
Advisory Department of ShoreBank are:

      Name and Capacity          Other Business, Profession, Vocation,                Principal
        with ShoreBank                  or Employment During the                  Business Address
                                         Past Two Fiscal Years

     David J. Oser               Corporate Secretary, ShoreBank               7054 S. Jeffery Boulevard
     Senior Vice President,      Corporation                                      Chicago, IL 60649
     Investments, and Corporate
     Secretary

     Daniel J. Hollowed                                N/A                    7054 S. Jeffery Boulevard
     Senior Vice President, Chief                                                 Chicago, IL 60649
     Financial Officer

Item 26.  Principal Underwriters

           (a)    DSIL Investment Services LLC is the distributor for the
                  Registrant. DSIL Investment Services LLC serves as the
                  distributor or the placement agent for the

                                      C-3

                  following other registered investment companies: Domini
                  Institutional Social Equity Fund and Domini Social Index
                  Portfolio.

           (b)    The information required by this Item 26 with respect to each manager or officer of DSIL Investment Services LLC is
                  incorporated herein by reference from Schedule A of Form BD
                  (File No. 008-44763) as filed by DSIL. Investment Services LLC pursuant to the Securities Exchange Act of 1934, as amended.

           (c)    Not applicable.

Item 27.   Location of Accounts and Records

           The accounts and records of the Registrant are located, in whole or in part, at the offices of the Registrant and at the following locations:

Name:                                        Address:

Domini Social Investments LLC                536 Broadway, 7th Floor
(manager)                                    New York, NY 10012

SSgA Funds Management, Inc.                  State Street Financial Center
(submanager)                                 One Lincoln Street
                                             Boston, MA 02111

ShoreBank                                    7054 S. Jeffery Boulevard
(submanager)                                 Chicago, IL 60649

DSIL Investment Services LLC                 536 Broadway, 7th Floor
(distributor)                                New York, NY 10012

Investors Bank & Trust Company               200 Clarendon Street
(custodian)                                  Boston, MA 02116

PFPC Inc.                                    4400 Computer Drive
(transfer agent)                             Westborough, MA 01581

Item 28.   Management Services

           Not applicable.

Item 29.   Undertakings

           Not applicable.

                                      C-4

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Registration
Statement under 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 24th day of
November, 2004.

                                        DOMINI SOCIAL INVESTMENT TRUST
                                        By: /s/ Amy L. Domini
                                        -------------------------------------
                                        Amy L. Domini
                                        President

           Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities indicated below on November 24, 2004.

                      Signature                                        Title

/s/ Amy L. Domini                               President (Principal Executive Officer) and Trustee
-----------------------------------             of Domini Social Investment Trust
Amy L. Domini

/s/ Carole M. Laible                            Treasurer (Principal Accounting and Financial
-----------------------------------             Officer) of Domini Social Investment Trust
Carole M. Laible

Julia Elizabeth Harris*                         Trustee of Domini Social Investment Trust
-----------------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                                 Trustee of Domini Social Investment Trust
-----------------------------------
Kirsten S. Moy

William C. Osborn*                              Trustee of Domini Social Investment Trust
-----------------------------------
William C. Osborn

Karen Paul*                                     Trustee of Domini Social Investment Trust
-----------------------------------
Karen Paul

Gregory A. Ratliff*                             Trustee of Domini Social Investment Trust
-----------------------------------
Gregory A. Ratliff

John L. Shields*                                Trustee of Domini Social Investment Trust
-----------------------------------
John L. Shields

Frederick C. Williamson, Sr.*                   Trustee of Domini Social Investment Trust
-----------------------------------
Frederick C. Williamson, Sr.

*By: /s/ Amy L. Domini
-------------------------------
Amy L. Domini
Executed by Amy L. Domini on behalf of those indicated pursuant to Powers of
Attorney.

                                   SIGNATURES

           Domini Social Index Portfolio has duly caused this Registration
Statement on Form N-1A (File No. 33-29180) of Domini Social Investment Trust to
be signed on its behalf by the undersigned, duly authorized, in the City of New
York and the State of New York on the 24th day of November, 2004.

                                        DOMINI SOCIAL INDEX PORTFOLIO
                                        By: /s/ Amy L. Domini
                                        -------------------------------------
                                        Amy L. Domini
                                        President

           This Registration Statement on Form N-1A of Domini Social Investment
Trust has been signed below by the following persons in the capacities indicated
below on November 24, 2004.

                   Signature                                                Title

/s/ Amy L. Domini                               President (Principal Executive Officer) and Trustee
-----------------------------------             of Domini Social Index Portfolio
Amy L. Domini

/s/ Carole M. Laible                            Treasurer (Principal Accounting and Financial
-----------------------------------             Officer) of Domini Social Index Portfolio
Carole M. Laible

Julia Elizabeth Harris*                         Trustee of Domini Social Index Portfolio
-----------------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                                 Trustee of Domini Social Index Portfolio
-----------------------------------
Kirsten S. Moy

William C. Osborn*                              Trustee of Domini Social Index Portfolio
-----------------------------------
William C. Osborn

Karen Paul*                                     Trustee of Domini Social Index Portfolio
-----------------------------------
Karen Paul

Gregory A. Ratliff*                             Trustee of Domini Social Index Portfolio
-----------------------------------
Gregory A. Ratliff

John L. Shields*                                Trustee of Domini Social Index Portfolio
-----------------------------------
John L. Shields

Frederick C. Williamson, Sr.*                   Trustee of Domini Social Index Portfolio
-----------------------------------
Frederick C. Williamson, Sr.

*By: /s/ Amy L. Domini
-------------------------------
Amy L. Domini
Executed by Amy L. Domini on behalf of those indicated pursuant to Powers of
Attorney.

                                INDEX TO EXHIBITS

EXHIBIT NO.   DESCRIPTION OF EXHIBIT

  h(3)       Expense Limitation Agreement with respect to the Domini Social
             Equity Fund.
  h(4)       Expense Limitation Agreement with respect to the Domini Social
             Bond Fund.
  h(5)       Expense Limitation Agreement with respect to the Domini Social
             Bond Fund.
    j        Consent of independent registered public accounting firm.
    q        Powers of Attorney.